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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices) (Zip code)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Shareholders.

Semi-annual Report
(unaudited)

April 30, 2024

Madison Conservative Allocation Fund
Madison Moderate Allocation Fund
Madison Aggressive Allocation Fund
Madison Diversified Income Fund

Madison Tax-Free Virginia Fund
Madison Tax-Free National Fund

Madison High Quality Bond Fund
Madison Core Bond Fund

Madison Covered Call & Equity Income Fund
Madison Dividend Income Fund
Madison Investors Fund
Madison Sustainable Equity Fund
Madison Mid Cap Fund
Madison Small Cap Fund
Madison International Stock Fund

55O SCIENCE DRIVE, MADISON, WI 53711 | 800.877.6089 | MADISONFUNDS.COM

Madison Funds | April 30, 2024

Madison Funds | April 30, 2024

Management’s Discussion of Fund Performance (unaudited)

Period In Review

Markets charged higher over the past six months as it became clear that the Fed Funds rate had likely peaked at 5.25-5.50%, and the Federal Reserve’s monetary tightening campaign was coming to an end. Additional support came from the slowing of inflation over the final months of 2023. Fixed income market participants extrapolated the nascent disinflation into an aggressive interest rate cut outlook for 2024, peaking at roughly seven cuts (1.75%) in total for the year, expecting the first cut to commence in March.

US stocks (S&P 500 Index) advanced a staggering +21.0% for the period. Initially, lower rate beneficiaries such as US small cap and other higher beta equities led the way as interest rates plunged on outsized Fed rate cut expectations. However, as the calendar turned to 2024, the path to rate cuts by March started to evaporate and investors moved back to a strong preference for large, high-quality growth stocks. From a sector perspective, Communication Services (+28.2%), Financials (+26.0%), and Technology (+24.9%) led the way. While Real Estate (+11.2%), Energy (+11.7%), and Consumer Staples (+13.9%) lagged the broad market.

Interest rates were volatile, the benchmark 10-year US Treasury yield started the period at 4.9%, fell to 3.8%, then popped back up to 4.7%. Bonds (Bloomberg US Aggregate Index) returned a respectable +5.0%. However, returns were front-loaded in the first two months, with a +8.5% gain as rates fell, and then lost ground as rates rose to close out the remainder of the period. Risk was favored and corporate bonds vastly outperformed Treasuries, with below investment grade issues seeing the highest returns.

The intra-period narrative shift around inflation and interest rate expectations was remarkable. As the data rolled in, consensus thinking received its first challenge with an upside surprise to the January Consumer Price Index (CPI) data released in mid-February. Then came a +3.4% real GDP reading for the 4th quarter of 2023, interest rates bottomed roughly a week later as the need for rate cuts came under further scrutiny. Stocks pivoted from rallying on rate cuts to advancing on a strong economy driven by resilient consumers. A second miss on inflation to the high side in March further dented the outlook for lower rates but did little to slow down the rise in stocks. Finally, a third consecutive upside CPI miss in April brought back the possibility that rates would in fact need to stay higher for longer. Both stocks and bonds declined on this unwelcome likelihood and the seven expected rate cuts set to start in March morphed into one or two cuts, hopefully by September.

Moving forward, questions remain around the true health of the US economy. Manufacturing is showing signs of bottoming, the service industry appears healthy, the labor market is holding up, and although slowing from a hot pace, GDP growth is firm. Yet, declining leading economic indicators, an inverted yield curve, discouraging small business confidence and the souring mood of US consumers linger as cautionary signposts. The Fed has given the markets every indication that their next move will be to cut interest rates, despite the stickiness of inflation, and the markets are tethered to the belief in lower rates in the not-too-distant future. The near-term twist here is that better economic data might not necessarily be associated with rising markets and vice versa, as it would likely lessen the possibility of lower rates. Fortunately, our investment teams continue to find select opportunities in both stocks and bonds. With the abundance of crosscurrents, we believe active management remains paramount as risk appears underappreciated and overpriced in several key markets.

Madison Funds | Management’s Discussion of Fund Performance (unaudited) - continued | April 30, 2024

Allocation Funds Summary

The Madison Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Income Funds invest primarily in shares of registered investment companies (the “Underlying Funds”). The funds are diversified among a number of asset classes and their allocation among Underlying Funds are based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.

•	Scenario analysis– historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the funds under different economic and market conditions.

•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

Madison Conservative Allocation Fund

Investment Strategy Highlights

Under normal circumstances, the Madison Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

Performance Discussion

The Madison Conservative Allocation Fund (Class A at NAV) returned 8.26% for the period, underperforming the Conservative Allocation Custom Index return of 10.11%. The Fund outperformed its peers as measured by the Morningstar Conservative Allocation category, which returned 7.99%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Bond Funds	64.5%
Foreign Stock Funds	7.8%
Short-Term Investments	7.3%
Stock Funds	21.9%
Net Other Assets and Liabilities	(1.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Madison Core Bond Fund	30.3%
iShares Treasury Floating Rate Bond ETF	10.1%
Madison Investors Fund	10.0%
Schwab Intermediate-Term U.S. Treasury ETF	9.0%
Janus Henderson Mortgage-Backed Securities ETF	6.0%
iShares Aaa - A Rated Corporate Bond ETF	5.0%
Schwab U.S. TIPS ETF	4.1%
Invesco S&P 500 Quality ETF	3.5%
Distillate U.S. Fundamental Stability & Value ETF	3.5%
Vanguard Information Technology ETF	3.0%

Madison Moderate Allocation Fund

Investment Strategy Highlights

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

Performance Discussion

The Madison Moderate Allocation Fund (Class A at NAV) returned 10.89% for the period, underperforming its blended benchmark, the Moderate Allocation Custom Index, which returned 13.88%. The Fund underperformed its peers as measured by the Morningstar Moderate Allocation category, which returned 12.97%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Bond Funds	42.4%
Foreign Stock Funds	13.7%
Short-Term Investments	12.7%
Stock Funds	37.9%
Net Other Assets and Liabilities	(6.7)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Madison Core Bond Fund	19.9%
Madison Investors Fund	16.2%
iShares Treasury Floating Rate Bond ETF	9.0%
Invesco S&P 500 Quality ETF	8.1%
Distillate U.S. Fundamental Stability & Value ETF	5.3%
Schwab Intermediate-Term U.S. Treasury ETF	5.0%
Vanguard Information Technology ETF	4.5%
Franklin FTSE Japan ETF	3.5%
Energy Select Sector SPDR Fund ETF	3.4%
iShares Aaa - A Rated Corporate Bond ETF	3.3%

Madison Funds | Management’s Discussion of Fund Performance (unaudited) - continued | April 30, 2024

Madison Aggressive Allocation Fund

Investment Strategy Highlights

Under normal circumstances, the Madison Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

Performance Discussion

The Madison Aggressive Allocation Fund (Class A at NAV) returned 12.92% for the period, underperforming its blended benchmark, the Aggressive Allocation Fund Custom Index, which returned 16.95%. The Fund underperformed its peers as measured by the Morningstar Moderately Aggressive category, which returned 15.55%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Bond Funds	25.2%
Foreign Stock Funds	19.4%
Short-Term Investments	7.9%
Stock Funds	50.9%
Net Other Assets and Liabilities	(3.4)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Madison Investors Fund	19.2%
Invesco S&P 500 Quality ETF	12.1%
Madison Core Bond Fund	9.9%
iShares Treasury Floating Rate Bond ETF	8.4%
Distillate U.S. Fundamental Stability & Value ETF	6.8%
Vanguard Information Technology ETF	6.4%
Franklin FTSE Japan ETF	4.8%
iShares MSCI Emerging Markets Asia ETF	4.5%
Energy Select Sector SPDR Fund ETF	4.4%
WisdomTree Europe Hedged Equity Fund	4.2%

Diversified Income Fund

Investment Strategy Highlights

Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds and ETFs. Generally, Madison will not invest more than 80% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds.

Performance Discussion

The Madison Diversified Income Fund (Class A at NAV) returned 6.99% for the period, underperforming its blended benchmark index (50% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index and 50% S&P 500® Index) which returned 12.79%. The Fund underperformed its peers as measured by the Morningstar Moderate Allocation category, which returned 12.97%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Bond Funds	49.0%
Short-Term Investments	2.0%
Stock Funds	50.0%
Net Other Assets and Liabilities	(1.0)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Madison Covered Call ETF	24.8%
Madison Short-Term Strategic Income ETF	19.8%
Madison Dividend Value ETF	19.1%
Madison Aggregate Bond ETF	15.7%
Janus Henderson Mortgage-Backed Securities ETF	8.6%
iShares Aaa - A Rated Corporate Bond ETF	4.8%
Vanguard Dividend Appreciation ETF	3.4%
Global X MLP ETF	2.7%
LAD Auto Receivables Trust	0.0%

Madison Tax-Free Virginia Fund

Investment Strategy Highlights

The Madison Tax-Free Virginia Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

Performance Discussion

The Madison Tax-Free Virginia Fund (Class Y) returned 5.12% for the period, underperforming its benchmark, the ICE Bank of America Merrill Lynch 1-22 Year Municipal Securities Index, which returned 6.12%. The Fund underperformed its peers as measured by the Morningstar Municipal Single State Intermediate category, which returned 6.35% for the period.

Madison Funds | Management’s Discussion of Fund Performance (unaudited) - continued | April 30, 2024

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Airport	3.8%
Development	10.9%
Education	8.6%
Facilities	8.1%
General Obligation	40.0%
Medical	1.6%
Multifamily Housing	1.1%
Power	4.7%
Transportation	10.8%
Water	8.3%
Net Other Assets and Liabilities	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Northern Virginia Transportation Authority, 5.0%, 6/1/30	4.6%
Arlington County, 5.0%, 8/15/30	3.7%
James City County Economic Development Authority, 5.0%, 6/15/30	3.2%
Loudoun County Economic Development Authority, 4.0%, 12/1/37	3.1%
Metropolitan Washington Airports Authority Aviation Revenue, 5.0%, 10/1/43	3.0%
Norfolk, 5.0%, 8/1/47	2.9%
Hampton Roads Transportation Accountability Commission, 5.0%, 7/1/42	2.9%
Greater Richmond Convention Center Authority, 5.0%, 6/15/26	2.7%
Poquoson, 4.0%, 2/15/29	2.6%
Hampton Roads Sanitation District, 5.0%, 10/1/35	2.6%

Madison Tax-Free National Fund

Investment Strategy Highlights

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The primary difference between this Fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this Fund will invest in bonds that are exempt from federal income tax.

Performance Discussion

The Madison Tax-Free National Fund (Class Y) returned 5.18% for the period, underperforming its benchmark, the ICE Bank of America Merrill Lynch 1-22 Year Municipal Securities Index, which returned 6.12%. The Fund underperformed its peers as measured by the Morningstar Municipal National Intermediate category, which returned 6.55%.

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Alabama	5.6%
Arkansas	1.0%
California	0.7%
Colorado	3.8%
Florida	1.5%
Georgia	2.4%
Hawaii	2.5%
Idaho	2.8%
Illinois	10.7%
Indiana	6.1%
Kansas	2.7%
Kentucky	2.6%
Louisiana	0.9%
Michigan	3.2%
Mississippi	2.8%
Montana	1.7%
Nebraska	1.8%
New Jersey	3.1%
New Mexico	1.1%
New York	3.9%
Oklahoma	4.1%
Pennsylvania	5.6%
Texas	7.0%
Utah	3.3%
Virginia	6.3%
West Virginia	2.6%
Wisconsin	8.8%
Net Other Assets and Liabilities	1.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Mobile County, 5.0%, 2/1/39	3.8%
City of Burlington WI, 4.0%, 4/1/36	3.4%
Cook County School District No. 111 Burbank, 5.0%, 12/1/35	3.3%
Austin, 5.0%, 9/1/26	3.2%
Vanderburgh County Redevelopment District, Tax Allocation, 5.0%, 2/1/26	2.9%
Idaho Health Facilities Authority, 5.0%, 3/1/34	2.8%
Medical Center Educational Building Corp., 5.0%, 6/1/30	2.8%
Southampton County Industrial Development Authority, 5.0%, 6/1/35	2.8%
West Virginia Economic Development Authority, 5.0%, 7/1/37	2.6%
Du Page County School District No. 45, 4.0%, 1/1/26	2.6%

High Quality Bond Fund

Investment Strategy Highlights

The Madison High Quality Bond Fund seeks to achieve its investment objective through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the Fund’s goals, the Fund’s management will (1) shorten or lengthen the dollar weighted average maturity of the Fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund. Under normal market conditions, the Fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Madison Funds | Management’s Discussion of Fund Performance (unaudited) - continued | April 30, 2024

Performance Discussion

The Madison High Quality Bond Fund (Class Y) returned 2.85% for the period, underperforming its benchmark, the Bloomberg U.S. Intermediate Government/Credit A+ Bond Index, which returned 3.03%. The Fund underperformed its peers as measured by the Morningstar Short-Term Bond category, which returned 3.76%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Communication Services	2.3%
Consumer Discretionary	2.5%
Consumer Staples	5.1%
Fannie Mae	9.1%
Financials	17.6%
Health Care	3.3%
Industrials	3.9%
Information Technology	1.2%
Short-Term Investments	3.5%
U.S. Treasury Notes	53.0%
Utilities	0.8%
Net Other Assets and Liabilities	(2.3)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Federal National Mortgage Association, 2.125%, 4/24/26	3.9%
U.S. Treasury Notes, 4.875%, 10/31/28	3.3%
U.S. Treasury Notes, 4.0%, 7/31/30	3.2%
U.S. Treasury Notes, 3.875%, 9/30/29	3.2%
U.S. Treasury Notes, 3.875%, 11/30/29	3.2%
U.S. Treasury Notes, 3.875%, 12/31/29	3.2%
U.S. Treasury Notes, 3.625%, 5/31/28	3.2%
U.S. Treasury Notes, 3.375%, 5/15/33	3.0%
Federal National Mortgage Association, 0.750%, 10/8/27	2.9%
U.S. Treasury Notes, 2.125%, 5/15/25	2.8%

Core Bond Fund

Investment Strategy Highlights

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The Fund strives to add incremental return to the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed, and commercial mortgage-backed securities.

Performance Discussion

The Madison Core Bond Fund (Class Y) returned 5.36% for the period, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index®, which returned 4.97%. The Fund outperformed its peers as measured by the Morningstar Intermediate Core Bond category, which returned 5.07%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Asset Backed Securities	5.6%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	2.9%
Corporate Notes and Bonds	26.2%
Foreign Corporate Bonds	3.1%
Mortgage Backed Securities	33.7%
Short-Term Investments	1.4%
U.S. Government and Agency Obligations	22.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
U.S. Treasury Notes, 4.0%, 2/29/28	2.8%
U.S. Treasury Notes, 2.625%, 2/15/29	2.3%
U.S. Treasury Bonds, 3.750%, 8/15/41	2.1%
Federal Home Loan Mortgage Corp., 2.500%, 1/1/52	1.7%
U.S. Treasury Notes, 3.875%, 11/30/29	1.6%
U.S. Treasury Notes, 2.875%, 5/15/28	1.6%
U.S. Treasury Notes, 2.375%, 5/15/27	1.6%
U.S. Treasury Notes, 4.625%, 9/30/28	1.4%
Federal National Mortgage Association, 5.0%, 12/1/52	1.2%
U.S. Treasury Bonds, 6.625%, 2/15/27	1.2%

Madison Covered Call & Equity Income Fund

Investment Strategy Highlights

The Madison Covered Call & Equity Income Fund invests, under normal market conditions, primarily in common stocks of large- and mid-capitalization companies that are, in the view of the Fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the Fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio managers’ ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the Fund by providing downside protection.

Performance Discussion

Madison Covered Call & Equity Income Fund (Class Y) returned 5.92% for the period, underperforming its benchmarks the S&P 500® return of 20.98% and the CBOE S&P 500 BuyWrite Index of 9.70%. The Fund underperformed its peers as measured by the Morningstar Derivative Income category, which returned 14.06%.

Madison Funds | Management’s Discussion of Fund Performance (unaudited) - continued | April 30, 2024

ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/24
Communication Services	3.2%
Consumer Discretionary	6.5%
Consumer Staples	3.8%
Energy	9.1%
Equity Real Estate Investment Trusts (REITs)	2.1%
Financials	7.4%
Health Care	11.5%
Industrials	4.7%
Information Technology	6.7%
Materials	7.2%
Short-Term Investments	30.6%
Utilities	7.2%

TOP TEN EQUITY HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Las Vegas Sands Corp.	3.9%
Transocean Ltd.	3.6%
NextEra Energy, Inc.	3.1%
AES Corp.	2.8%
Medtronic PLC	2.8%
Newmont Corp.	2.7%
Barrick Gold Corp.	2.6%
Danaher Corp.	2.5%
Morgan Stanley	2.5%
CVS Health Corp.	2.5%

Dividend Income Fund

Investment Strategy Highlights

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in dividend paying equity securities. The Fund typically owns 30-60 securities which generally have a dividend yield of at least the S&P 500 ® Index’s average yield, a strong balance sheet, a dividend that has been maintained and likely to increase and trades at a high relative dividend yield due to issues viewed by the adviser as temporary, among other characteristics.

Performance Discussion

The Madison Dividend Income Fund (Class Y) returned 8.81% for the period, underperforming its benchmark, the S&P 500® Index, which returned 20.98%. The Fund underperformed its peers as measured by the Morningstar Large Value category, which returned 18.02%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Communication Services	3.4%
Consumer Discretionary	9.4%
Consumer Staples	8.2%
Energy	11.9%
Equity Real Estate Investment Trusts (REITs)	2.5%
Financials	20.0%
Health Care	11.7%
Industrials	19.0%
Information Technology	6.9%
Materials	1.9%
Short-Term Investments	0.7%
Utilities	4.0%
Net Other Assets and Liabilities	0.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Fastenal Co.	4.0%
NextEra Energy, Inc.	4.0%
EOG Resources, Inc.	3.8%
Morgan Stanley	3.8%
Medtronic PLC	3.7%
Automatic Data Processing, Inc.	3.7%
CME Group, Inc.	3.6%
Home Depot, Inc.	3.6%
Texas Instruments, Inc.	3.5%
Comcast Corp.	3.4%

Investors Fund

Investment Strategy Highlights

The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies selected via bottom-up fundamental analysis. The Fund typically owns 25-40 securities which have demonstrated stable revenue and earnings growth patterns, have high profitability metrics, and have maintained proportionately low levels of debt. A rigorous analytical process is followed when evaluating companies. The business model, the management team and the valuation of each potential investment are considered. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Management corroborates this valuation work with additional valuation methodologies. The Fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been exceeded, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

Performance Discussion

The Madison Investors Fund (Class Y) returned 19.32% for the period, underperforming its benchmark, the S&P 500® Index, which returned 20.98%. The Fund underperformed its peers as measured by the Morningstar Large Blend category, which returned 19.90%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Communication Services	10.0%
Consumer Discretionary	14.7%
Consumer Staples	2.8%
Financials	31.9%
Health Care	13.8%
Industrials	14.7%
Information Technology	9.9%
Short-Term Investments	2.7%
Net Other Assets and Liabilities	(0.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Alphabet, Inc.	9.0%
Arch Capital Group Ltd.	6.2%
PACCAR, Inc.	4.8%
Fiserv, Inc.	4.8%
Amazon.com, Inc.	4.7%
Parker-Hannifin Corp.	4.2%
Berkshire Hathaway, Inc.	3.9%
Lowe’s Cos., Inc.	3.8%
Analog Devices, Inc.	3.8%
Copart, Inc.	3.6%

Madison Funds | Management’s Discussion of Fund Performance (unaudited) - continued | April 30, 2024

Madison Sustainable Equity Fund

Investment Strategy Highlights

The Madison Sustainable Equity Fund invests primarily in common stocks of high-quality, large cap companies that Madison believes incorporate sustainability into their overall strategy. Under normal conditions, at least 80% of the Fund’s net assets will be invested in stocks that meet Madison’s fundamental and sustainability criteria. The Fund generally invests in 35-50 companies at any given time. The Fund’s portfolio managers define “high-quality” companies as those businesses that exhibit durable growth, operate in large growing markets, and have strong competitive advantages with high barriers to entry. Stocks that meet these criteria are selected by using an integrated research process that combines bottom-up fundamental analysis and sustainable research. The research process analyzes a company’s sustainable practices using quantitative and qualitative analysis and engagement with the company.

Madison follows a rigorous multi-step process when evaluating companies for the Fund, where Madison considers (1) the business model and overall strategy, (2) the company’s sustainable business practices starting with corporate governance, (3) the Board of Directors and the management team, and (4) the risk-reward of each potential investment. Madison seeks to purchase securities trading at a discount to their intrinsic value as determined by applying relative multiples to projected earnings, discounted cash flows, and additional valuation methodologies. Often Madison finds companies that meet our business model and sustainability criteria but not our valuation hurdle. Those companies are monitored for inclusion later when the price may be more appropriate.

Madison considers a number of sustainability metrics when reviewing a company for the portfolio, which may include, carbon footprint; waste management; water usage; diversity, equity, and inclusion; product safety; data management; board composition; ethical standards; and regulatory issues. Madison may sell stocks for several reasons, including: (i) excessive valuation, (ii) the fundamental business prospects for the company have materially changed, (iii) the company no longer meets our sustainability criteria or inconsistent or negative changes in sustainability practices or (iv) Madison finds a more attractive alternative.

Performance Discussion

The Madison Sustainable Equity Fund (Class Y) returned 18.23% for the period, underperforming its benchmark, the S&P 500® Index, which returned 20.98%. The Fund underperformed its peers as measured by the Morningstar Large Blend category, which returned 19.90%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Communication Services	7.1%
Consumer Discretionary	8.3%
Consumer Staples	9.3%
Financials	14.5%
Health Care	17.1%
Industrials	4.0%
Information Technology	26.1%
Materials	5.5%
Short-Term Investments	2.5%
Stock Funds	1.9%
Utilities	4.0%
Net Other Assets and Liabilities	(0.3)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Microsoft Corp.	8.3%
Alphabet, Inc.	7.1%
Eli Lilly & Co.	7.0%
Costco Wholesale Corp.	4.7%
Visa, Inc.	4.1%
NextEra Energy, Inc.	4.0%
Apple, Inc.	3.8%
UnitedHealth Group, Inc.	3.5%
Linde PLC	3.2%
JPMorgan Chase & Co.	3.2%

Madison Mid Cap Fund

Investment Strategy Highlights

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such midcap securities. The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuation. The Fund generally holds 25-40 individual securities in its portfolio at any given time. Stocks are generally sold when target prices are reached, company fundamentals deteriorate, or more attractive stocks are identified.

Performance Discussion

Madison Mid Cap Fund (Class Y) returned 17.19% for the period, underperforming its benchmark, the Russell Midcap® Index, which returned 22.00%. The Fund underperformed its peers as measured by the Morningstar Mid-Cap Blend category, which returned 20.82%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Communication Services	4.2%
Consumer Discretionary	13.0%
Consumer Staples	6.2%
Financials	21.8%
Health Care	5.3%
Industrials	17.5%
Information Technology	19.4%
Short-Term Investments	12.4%
Net Other Assets and Liabilities	0.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Arch Capital Group Ltd.	8.1%
Gartner, Inc.	5.8%
Carlisle Cos., Inc.	5.3%
Ross Stores, Inc.	5.3%
Copart, Inc.	4.5%
PACCAR, Inc.	4.5%
Brown & Brown, Inc.	4.4%
Dollar Tree, Inc.	3.9%
Amphenol Corp.	3.8%
CDW Corp.	3.6%

Madison Funds | Management’s Discussion of Fund Performance (unaudited) - continued | April 30, 2024

Madison Small Cap Fund

Investment Strategy Highlights

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small-cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the Fund will maintain at least 80% of its net assets in small-cap securities.

Madison focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. Madison conducts extensive research on each prospective investment using a five-pillar analysis process to evaluate companies as potential investments for the portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by Madison. Companies meeting all five pillars may be added to the portfolio. The five pillars of the analysis are: (1) strong business traits, (2) defendable market niche, (3) attractive growth potential, (4) capable management, and (5) discount to private market value. In reviewing companies, Madison applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed. As a result of employing the five-pillar analysis, the Fund may hold cash opportunistically, particularly during periods of market uncertainty when investments meeting all five pillars may be difficult to identify.

Performance Discussion

Madison Small Cap Fund (Class Y) returned 24.47% for the period, outperforming its benchmark, the Russell 2000® Index, which returned 19.66%. The Fund outperformed its peers as measured by the Morningstar Small Blend category, which returned 18.84%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Communication Services	3.8%
Consumer Discretionary	9.4%
Consumer Staples	9.3%
Energy	1.7%
Financials	6.5%
Health Care	8.0%
Industrials	21.4%
Information Technology	24.2%
Materials	8.9%
Short-Term Investments	8.0%
Net Other Assets and Liabilities	(1.2)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
OneSpaWorld Holdings Ltd.	4.1%
Encompass Health Corp.	3.9%
Primo Water Corp.	3.7%
Summit Materials, Inc.	3.3%
Core & Main, Inc.	3.3%
Carlisle Cos., Inc.	3.1%
FormFactor, Inc.	3.0%
Simply Good Foods Co.	2.7%
Crane Co.	2.7%
Cogent Communications Holdings, Inc.	2.7%

Madison International Stock Fund

Investment Strategy Highlights

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which they believe have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when the portfolio managers believe that income bearing securities have greater capital appreciation potential than equity securities. The Fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 50- 70 individual securities in its portfolio at any given time.

Performance Discussion

Madison International Stock Fund (Class Y) returned 16.65% for the period, underperforming its benchmark, the MSCI ACWI Ex USA Index (net), which returned 17.69%. The Fund outperformed its peers as measured by the Morningstar Foreign Large Blend category, which returned 16.62%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Communication Services	5.7%
Consumer Discretionary	12.0%
Consumer Staples	9.3%
Energy	4.5%
Financials	14.3%
Health Care	8.1%
Industrials	13.1%
Information Technology	17.9%
Materials	11.6%
Short-Term Investments	1.8%
Stock Funds	1.3%
Net Other Assets and Liabilities	0.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Larsen & Toubro Ltd.	3.2%
Grupo Mexico SAB de CV	3.1%
Airbus SE	2.9%
AstraZeneca PLC	2.8%
HDFC Bank Ltd.	2.7%
ASML Holding NV	2.6%
Pan Pacific International Holdings Corp.	2.5%
Cameco Corp.	2.4%
KION Group AG	2.4%
Deutsche Telekom AG	2.3%

Madison Funds | Management’s Discussion of Fund Performance (unaudited) - continued | April 30, 2024

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/24
Japan	17.8%
Germany	12.0%
United Kingdom	8.7%
France	8.2%
India	7.6%
Switzerland	6.4%
China	6.1%
Mexico	5.8%
Canada	5.2%
Netherlands	4.7%
United States	3.1%
Hong Kong	2.0%
Ireland	1.9%
Taiwan	1.9%
Israel	1.8%
Australia	1.4%
Brazil	1.4%
Norway	1.4%
Denmark	1.1%
Italy	1.1%
Other Net Assets	0.4%

Madison Funds | Management’s Discussion of Fund Performance (unaudited) - continued | April 30, 2024

Notes to Review of Period

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-US Index. See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index. See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index. See market index descriptions below.

Hybrid Fund Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.

Market Indexes

The CBOE S&P 500 BuyWrite® Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500® Index.

The ICE Bank of America Merrill Lynch 1-22 Year U.S. Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, their political subdivisions, in the U.S. domestic market, with a remaining term to final maturity less than 22 years.

The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency, and supranational mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

The Bloomberg U.S. Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.

The Lipper Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.

THE MSCI ACWI ex-U.S. Index (net) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.

The Russell 2500™ Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the U.S. equity universe.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end). © 2024 Morningstar, Inc. All rights reserved. The information contained herein:

(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Madison Funds | April 30, 2024

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 51.9%
Bond Funds - 34.2%
iShares Aaa - A Rated Corporate Bond ETF	47,471	$2,187,464
iShares Treasury Floating Rate Bond ETF	87,224	4,420,512
Janus Henderson Mortgage-Backed Securities ETF	60,233	2,625,557
Schwab Intermediate-Term U.S. Treasury ETF (A)	82,226	3,936,981
Schwab U.S. TIPS ETF	34,923	1,789,105
		14,959,619

Foreign Stock Funds - 5.8%
Franklin FTSE Japan ETF (A)	30,082	881,102
iShares MSCI Emerging Markets Asia ETF	10,076	690,105
iShares MSCI Emerging Markets ex China ETF (A)	11,850	668,577
Vanguard FTSE All-World ex-U.S. ETF	5,801	331,701
		2,571,485

Stock Funds - 11.9%
Distillate U.S. Fundamental Stability & Value ETF	29,918	1,524,322
Energy Select Sector SPDR Fund ETF	9,177	858,233
Invesco S&P 500 Quality ETF	26,320	1,535,245
Vanguard Information Technology ETF	2,612	1,292,235
		5,210,035

Total Exchange Traded Funds
( Cost $22,183,202 )		$22,741,139

INVESTMENT COMPANIES - 42.3%
Bond Funds - 30.3%
Madison Core Bond Fund, Class R6 (B) (C)	1,536,974	13,264,087

Foreign Stock Funds - 2.0%
WisdomTree Europe Hedged Equity Fund	18,410	856,986

Stock Funds - 10.0%
Madison Investors Fund, Class R6 (B)	155,525	4,376,474

Total Investment Companies
( Cost $20,418,796 )		18,497,547

SHORT-TERM INVESTMENTS - 7.3%
State Street Institutional U.S. Government
Money Market Fund, Premier Class (D), 5.25%	2,292,517	2,292,517
State Street Navigator Securities Lending
Government Money Market Portfolio (D) (E), 5.34%	896,732	896,732

Total Short-Term Investments
( Cost $3,189,249 )		3,189,249

TOTAL INVESTMENTS - 101.5%
( Cost $45,791,247** )		$44,427,935

NET OTHER ASSETS AND LIABILITIES - (1.5%)		(673,855)
TOTAL NET ASSETS - 100.0%		$43,754,080

**	Aggregate cost for Federal tax purposes was $46,046,330.

(A)	All or a portion of these securities, with an aggregate fair value of $868,914, are on loan as part of a securities lending program. See footnote (E) and Note 11 for details on the securities lending program.

(B)	Affiliated Company (see Note 14).

(C)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bondfund.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

SPDR	Standard & Poor’s Depositary Receipt.

S&P	Standard & Poor’s.

TIPS	Treasury Inflation Protected Security.

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 54.8%
Bond Funds - 22.6%
iShares Aaa - A Rated Corporate Bond ETF	67,036	$3,089,019
iShares Treasury Floating Rate Bond ETF	167,893	8,508,817
Janus Henderson Mortgage-Backed Securities ETF	65,043	2,835,224
Schwab Intermediate-Term
U.S. Treasury ETF (A)	98,969	4,738,636
Schwab U.S. TIPS ETF	42,586	2,181,681
		21,353,377

Foreign Stock Funds - 10.5%
Franklin FTSE Japan ETF	113,302	3,318,616
iShares MSCI Emerging Markets Asia ETF	43,595	2,985,822
iShares MSCI Emerging Markets ex China ETF (A)	37,859	2,136,005
Vanguard FTSE All-World ex-U.S. ETF	25,269	1,444,881
		9,885,324

Stock Funds - 21.7%
Distillate U.S. Fundamental Stability & Value ETF	97,549	4,970,122
Energy Select Sector SPDR Fund ETF	34,741	3,248,978
Invesco S&P 500 Quality ETF (A)	130,662	7,621,514
iShares Core S&P Small-Cap ETF	4,497	469,442
Vanguard Information Technology ETF	8,500	4,205,205
		20,515,261

Total Exchange Traded Funds
( Cost $48,257,143 )		51,753,962

INVESTMENT COMPANIES - 39.2%

Bond Funds - 19.8%
Madison Core Bond Fund, Class R6 (B)	2,175,656	$18,775,914

Foreign Stock Funds - 3.2%
WisdomTree Europe Hedged Equity Fund (A)	64,702	3,011,878

Stock Funds - 16.2%
Madison Investors Fund, Class R6 (B)	544,187	15,313,414

Total Investment Companies
( Cost $37,139,396 )		37,101,206

SHORT-TERM INVESTMENTS - 12.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.25%	5,184,783	5,184,783
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.34%	6,799,100	6,799,100

Total Short-Term Investments
( Cost $11,983,883 )		11,983,883

TOTAL INVESTMENTS - 106.7%
( Cost $97,380,422** )		100,839,051
NET OTHER ASSETS AND LIABILITIES - (6.7%)		(6,373,358)

TOTAL NET ASSETS - 100.0%		$94,465,693

**	Aggregate cost for Federal tax purposes was $97,649,358.

(A)	All or a portion of these securities, with an aggregate fair value of $6,604,074, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.

(B)	Affiliated Company (see Note 14). (C) 7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

SPDR	Standard & Poor’s Depositary Receipt.

S&P	Standard & Poor’s.

TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
EXCHANGE TRADED FUNDS - 62.1%
Bond Funds - 15.2%
iShares Aaa - A Rated Corporate Bond ETF	17,661	$813,819
iShares Treasury Floating Rate Bond ETF	89,623	4,542,094
Janus Henderson Mortgage-Backed Securities ETF	15,533	677,084
Schwab Intermediate-Term U.S. Treasury ETF (A)	34,034	1,629,548
Schwab U.S. TIPS ETF	11,989	614,196
		8,276,741

Foreign Stock Funds - 15.2%
Franklin FTSE Japan ETF	88,885	2,603,442
iShares MSCI Emerging Markets Asia ETF	35,454	2,428,244
iShares MSCI Emerging Markets ex China ETF (A)	34,517	1,947,449
Vanguard FTSE All-World ex-U.S. ETF	21,750	1,243,665
		8,222,800

Stock Funds - 31.7%
Distillate U.S. Fundamental Stability & Value ETF	71,905	3,663,560
Energy Select Sector SPDR Fund ETF	25,706	2,404,025
Invesco S&P 500 Quality ETF (A)	112,390	6,555,708
iShares Core S&P Small-Cap ETF	10,392	1,084,821
Vanguard Information Technology ETF (A)	7,060	3,492,794
		17,200,908

Total Exchange Traded Funds
( Cost $30,757,685 )		$33,700,449

INVESTMENT COMPANIES - 33.4%
Bond Funds - 10.0%
Madison Core Bond Fund, Class R6 (B)	624,481	5,389,272

Foreign Stock Funds - 4.2%
WisdomTree Europe Hedged Equity Fund	49,246	2,292,401

Stock Funds - 19.2%
Madison Investors Fund, Class R6 (B)	370,473	10,425,112

Total Investment Companies
( Cost $16,489,785 )		18,106,785

SHORT-TERM INVESTMENTS - 7.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.25%	2,260,725	2,260,725
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.34%	2,040,310	2,040,310

Total Short-Term Investments
( Cost $4,301,035 )		4,301,035

TOTAL INVESTMENTS - 103.4%
( Cost $51,548,505** )		$56,108,269
NET OTHER ASSETS AND LIABILITIES - (3.4%)		(1,833,645)

TOTAL NET ASSETS - 100.0%		$54,274,624

**	Aggregate cost for Federal tax purposes was $51,650,699.

(A)	All or a portion of these securities, with an aggregate fair value of $2,577,561, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.

(B)	Affiliated Company (see Note 14).

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

SPDR	Standard & Poor’s Depositary Receipt.

S&P	Standard & Poor’s.

TIPS	Treasury Inflation Protected Security.

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - 0.0%
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	$3,497	$3,491
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	14,310	14,227

Total Asset Backed Securities
( Cost $17,806 )		17,718

COLLATERALIZED MORTGAGE OBLIGATION - 0.0%
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	810	797

Total Collateralized Mortgage Obligations
( Cost $824 )		797

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (B) (C), 7.488% 9/25/36	534,000	–
Total Commercial Mortgage-Backed Securities ( Cost $- )		–

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7%, 11/1/31 Pool # 607515	2,732	2,791
7%, 5/1/32 Pool # 644591	230	235
		3,026

Freddie Mac - 0.0%
4.5%, 2/1/25 Pool # J11722	1,088	1,080
4.5%, 5/1/25 Pool # J12247	1,182	1,178
8%, 6/1/30 Pool # C01005	431	443
		2,701

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	$3,117	$3,162
6.5%, 4/20/31 Pool # 3068	2,176	2,226
		5,388

Total Mortgage Backed Securities
( Cost $10,998 )		11,115

	Shares
EXCHANGE TRADED FUNDS - 99.0%
Bond Funds - 49.0%
iShares Aaa - A Rated Corporate Bond ETF (D)	143,286	6,602,619
Janus Henderson Mortgage-Backed Securities ETF	274,420	11,961,967
Madison Aggregate Bond ETF (E)	1,100,000	21,806,730
Madison Short-Term Strategic Income ETF (E)	1,362,500	27,445,519
		67,816,835
Stock Funds - 50.0%
Global X MLP ETF (D)	79,677	3,799,398
Madison Covered Call ETF (E)	1,780,000	34,402,060
Madison Dividend Value ETF (E)	1,325,000	26,470,320
Vanguard Dividend Appreciation ETF	26,559	4,649,684
		69,321,462
Total Exchange Traded Funds
( Cost $138,190,560 )		137,138,297

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 5.25%	1,538,638	1,538,638
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.34%	1,220,175	1,220,175

	Par Value	Value (Note 2,3)
Total Short-Term Investments
( Cost $2,758,813 )		$2,758,813

TOTAL INVESTMENTS - 101.0%
( Cost $140,979,001** )		139,926,740
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(1,403,839)
TOTAL NET ASSETS - 100.0%		$138,522,901

**	Aggregate cost for Federal tax purposes was $140,982,720.

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”

(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at April 30, 2024.

(C)	Floating rate or variable rate note. Rate shown is as of April 30, 2024.

(D)	All or a portion of these securities, with an aggregate fair value of $1,185,954, are on loan as part of a securities lending program. See footnote (G) and Note 11 for details on the securities lending program.

(E)	Affiliated Company (see Note 14).

(F)	7-day yield.

(G)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

LLC	Limited Liability Company.

REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
MUNICIPAL BONDS - 97.9%
Airport - 3.8%
Metropolitan Washington Airports
Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$511,445
Norfolk Airport Authority, 5%, 7/1/32	125,000	135,357
		646,802

Development - 10.9%
Henrico County Economic Development Authority, 5%, 10/1/37	245,000	252,859
Loudoun County Economic Development Authority, Series A, 5%, 12/1/25	125,000	128,097
Loudoun County Economic Development Authority, Series A, 5%, 12/1/30	165,000	182,159
Loudoun County Economic Development Authority, Series A, 4%, 12/1/37	500,000	516,770
Manassas Park Economic Development Authority, 5%, 12/15/28	200,000	214,822
Manassas Park Economic Development Authority, 3%, 12/15/44	345,000	268,711
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	274,955
		1,838,373

Education - 8.6%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	307,153
Culpeper County Economic Development Authority, 4%, 6/1/26	250,000	250,049
Richmond, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	409,529
Virginia College Building Authority, Series E, 5%, 2/1/25	150,000	151,603
Virginia College Building Authority, Series A, (ST INTERCEPT), 5%, 9/1/34	125,000	134,511
Virginia Public School Authority, Series A, (ST AID WITHHLDG), 5%, 8/1/30	175,000	195,966
		1,448,811

Facilities - 8.1%
Henry County Industrial Development Authority, 4.125%, 11/1/50	250,000	234,031
Lynchburg, (ST AID WITHHLDG), 5%, 6/1/26	115,000	115,122
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	101,873
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	426,973
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	243,182
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	248,259
		1,369,440

General Obligation - 40.0%
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/27	150,000	155,697
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	106,066
Arlington County, Series A, (Prerefunded 8/15/26 @ $100) (A), 5%, 8/15/30	$600,000	$622,791
Chesterfield County Economic Development Authority, Series B, 3%, 4/1/38	285,000	248,311
Commonwealth of Virginia, Series A, 3%, 6/1/32	300,000	288,947
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	427,632
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/36	270,000	298,809
Greater Richmond Convention Center Authority, 5%, 6/15/26	455,000	461,157
James City County Economic Development Authority, 5%, 6/15/30	500,000	540,253
Loudoun County, Series A, (ST AID WITHHLDG), 5%, 12/1/24	400,000	403,183
Norfolk, (Prerefunded 8/1/28 @ $100), (ST AID WITHHLDG), 5%, 8/1/47	455,000	491,215
Poquoson, (ST AID WITHHLDG), 4%, 2/15/29	425,000	441,038
Suffolk, 5%, 2/1/29	100,000	107,339
Vienna, (ST AID WITHHLDG), 4%, 3/1/30	225,000	233,815
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	250,028
Virginia Commonwealth Transportation Board, 4%, 5/15/32	350,000	349,911
Virginia Commonwealth Transportation Board, 4%, 5/15/48	200,000	191,009
Virginia Public Building Authority, Series A, 5%, 8/1/31	110,000	120,980
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	239,431
Virginia Public Building Authority, Series C, 4%, 8/1/26	115,000	115,126
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	256,597
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	267,140
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	126,275
		6,742,750

Medical - 1.6%
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	262,474

Multifamily Housing - 1.1%
Virginia Housing Development Authority, Series K, (GNMA/FNMA/FHLMC COLL), 2.125%, 12/1/36	245,000	189,631

Power - 4.7%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	290,155
Virginia Commonwealth Transportation Board, 5%, 5/15/26	220,000	227,523
Virginia Small Business Financing Authority, 5%, 11/1/25	265,000	270,451
		788,129
Transportation - 10.8%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/37	$170,000	$185,902
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	489,191
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	780,512
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	212,465
Virginia Small Business Financing Authority, 4%, 7/1/39	170,000	158,797
		1,826,867

Water - 8.3%
Fairfax Sewer Revenue County, Series A, 4%, 7/15/41	210,000	212,852
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	434,628
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	265,017
Henrico Water & Sewer Revenue County, (Prerefunded 5/1/26 @ $100), 5%, 5/1/27	150,000	154,736
Upper Occoquan Sewage Authority, 3%, 7/1/46	300,000	231,640
Upper Occoquan Sewage Authority, 3%, 7/1/49	140,000	104,203
		1,403,076

TOTAL INVESTMENTS - 97.9%
( Cost $17,267,172** )		16,516,353
NET OTHER ASSETS AND LIABILITIES - 2.1%		361,658
TOTAL NET ASSETS - 100.0%		$16,878,011

**	Aggregate cost for Federal tax purposes was $17,267,172.

(A)	Restricted. The cost of the security acquired on 6/13/19 is $644,422. The value is $622,791,representing 3.7% of net assets.

AMT	Alternative Minimum Tax.

BHAC-CR	Berkshire Hathaway Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.

MBIA	MBIA Insurance Corp.

MORAL OBLG	Moral Obligation.

FNMA	Federal National Mortgage Association.

GNMA	Government National Mortgage Association.

ST AID WITHHLDG	State Aid Withholding.

ST INTERCEPT	State Intercept.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
MUNICIPAL BONDS - 98.6%
Alabama - 5.6%
Mobile County, General Obligation, 5%, 2/1/39	$610,000	$662,689
Pike Road, Authority Revenue, 4%, 9/1/31	170,000	170,337
UAB Medicine Finance Authority Revenue, Series B, 5%, 9/1/27	150,000	157,674
		990,700
Arkansas - 1.0%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	175,646

California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5%, 7/1/40	120,000	125,422

Colorado - 3.8%
Colorado Springs Utilities System Revenue, Series A, 4%, 11/15/40	250,000	251,309
El Paso County Facilities Corp., Series A, 5%, 12/1/27	400,000	423,448
		674,757

Florida - 1.5%
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	256,366

Georgia - 2.4%
Americus-Sumter Payroll Development Authority, Series A, 3.25%, 6/1/33	150,000	145,909
Atlanta Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	279,303
		425,212

Hawaii - 2.5%
Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	444,838

Idaho - 2.8%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	500,198

Illinois - 10.7%
Cook County School District No. 111 Burbank, (BAM-TCRS), 5%, 12/1/35	545,000	576,905
Cook County School District No. 111 Burbank, (BAM-TCRS), 4%, 12/1/37	200,000	201,147
Du Page County School District No. 45, 4%, 1/1/26	460,000	462,494
Palatine Village, General Obligation, 2%, 12/1/28	175,000	157,767
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	145,604
Village of Bourbonnais, (BAM), 5.25%, 12/1/46	325,000	344,335
		1,888,252

Indiana - 6.1%
Lincoln Center Building Corp., 4%, 8/1/28	285,000	291,680
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	511,102
Whitestown Redevelopment Authority, 5%, 7/15/38	$260,000	$271,109
		1,073,891

Kansas - 2.7%
Sedgwick County, Series A, 4%, 8/1/40	250,000	250,194
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	220,083
		470,277

Kentucky - 2.6%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	448,375

Louisiana - 0.9%
Lafourche Parish School Board, 4%, 3/1/33	150,000	156,171

Michigan - 3.2%
Kalamazoo Public Schools, 5%, 5/1/26	250,000	253,188
Warren Woods Public Schools, (BAM), 4%, 5/1/35	300,000	316,894
		570,082
Mississippi - 2.8%
Medical Center Educational Building Corp., Series A, 5%, 6/1/30	475,000	499,319

Montana - 1.7%
Four Corners County Water & Sewer District, Series A, (AGM), 4%, 7/1/25	300,000	300,832

Nebraska - 1.8%
Elkhorn School District, 4%, 12/15/36	315,000	319,949

New Jersey - 3.1%
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	269,175
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	274,585
		543,760
New Mexico - 1.1%
Otero County, (BAM), 4%, 12/1/28	195,000	198,174

New York - 3.9%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	110,149
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	276,840
Port Authority of New York & New Jersey, Series 85th, (GO of AUTH), 5.375%, 3/1/28	280,000	291,764
		678,753
Oklahoma - 4.1%
Elk City Industrial Authority, 4%, 5/1/30	335,000	342,789
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	387,097
		729,886

Pennsylvania - 5.6%
City of Pittsburgh, 4%, 9/1/35	350,000	359,353
Commonwealth Financing Authority, Series A, 5%, 6/1/35	370,000	373,055
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	252,025
		984,433
Texas - 7.0%
Austin, General Obligation, 5%, 9/1/26	$550,000	$560,763
Center, General Obligation, 3%, 8/15/34	410,000	364,824
Harris County Toll Road Authority, 4%, 8/15/38	300,000	302,739
		1,228,326

Utah - 3.3%
Ogden City Sewer & Water Revenue, Series A, 4%, 6/15/31	250,000	261,019
Utah Transit Authority, Series A, (BHAC-CR), 5%, 6/15/35	280,000	321,393
		582,412

Virginia - 6.3%
Fairfax County Economic Development Authority, Series A, 5%, 9/1/38	90,000	94,929
Roanoke Economic Development Authority, Series A, 5%, 7/1/47	250,000	274,954
Southampton County Industrial Development Authority, 5%, 6/1/35	440,000	488,641
Western Regional Jail Authority, 5%, 12/1/34	250,000	257,612
		1,116,136

West Virginia - 2.6%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	464,364

Wisconsin - 8.8%
City of Burlington WI, Series A, (BAM), 4%, 4/1/36	580,000	591,310
Green Bay, Series A, 4%, 4/1/38	355,000	357,955
Public Finance Authority, Series A, 5%, 10/1/32	200,000	213,024
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	397,296
		1,559,585

TOTAL INVESTMENTS - 98.6%
( Cost $17,848,178** )		17,406,116

NET OTHER ASSETS AND LIABILITIES - 1.4%		239,012

TOTAL NET ASSETS - 100.0%		$17,645,128

**	Aggregate cost for Federal tax purposes was $17,848,178.

AGM	Assured Guaranty Municipal Corp.

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp.

GO of AUTH	General Obligation of the Authority.

ST AID WITHHLDG	State Aid Withholding.

ST INTERCEPT	State Intercept.

TCRS	Transferable Custodial Receipts.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 35.1%
Communication Services - 2.3%
Comcast Corp., 3.15%, 3/1/26	$750,000	$722,349
Walt Disney Co., 3.8%, 3/22/30	750,000	696,048
		1,418,397

Consumer Discretionary - 2.5%
Cummins, Inc., 1.5%, 9/1/30	750,000	599,833
Home Depot, Inc. (A), 4.5%, 9/15/32	500,000	478,654
NIKE, Inc., 2.75%, 3/27/27	500,000	468,565
		1,547,052
Consumer Staples - 5.1%
Coca-Cola Co., 1%, 3/15/28	750,000	647,440
Hershey Co., 1.7%, 6/1/30	750,000	613,195
Kimberly-Clark Corp., 1.05%, 9/15/27	750,000	655,260
PepsiCo, Inc., 4.45%, 5/15/28	500,000	490,801
PepsiCo, Inc., 2.75%, 3/19/30	750,000	659,016
		3,065,712

Financials - 17.6%
Bank of America Corp., (Secured Overnight
Financing Rate + 1.010%) (B), 1.197%, 10/24/26	250,000	233,503
Bank of America Corp., (3 mo. USD Term SOFR + 1.442%) (B), 3.194%, 7/23/30	500,000	444,092
Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 1.802%) (B), 5.802%, 10/25/28	750,000	759,845
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	1,000,000	854,376
Charles Schwab Corp., 0.9%, 3/11/26	750,000	689,843
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.310%) (B), 5.012%, 1/23/30	750,000	732,005
Mastercard, Inc., 3.3%, 3/26/27	750,000	712,755
Morgan Stanley, (Secured Overnight Financing Rate + 2.240%) (B), 6.296%, 10/18/28	750,000	765,597
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 1.841%) (B), 5.582%, 6/12/29	200,000	199,117
Public Storage Operating Co., 1.95%, 11/9/28	750,000	649,239
Simon Property Group LP, 2.45%, 9/13/29	750,000	645,059
State Street Corp., (Secured Overnight Financing Rate + 0.940%) (B), 2.354%, 11/1/25	750,000	735,505
Truist Financial Corp., 2.85%, 10/26/24	750,000	739,641
Truist Financial Corp., (Secured Overnight Financing Rate + 1.435%) (B), 4.873%, 1/26/29	500,000	484,752
Truist Financial Corp., 1.95%, 6/5/30	750,000	606,259
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (B), 4.548%, 7/22/28	750,000	725,101
Wells Fargo & Co., (3 mo. USD Term SOFR + 1.087%) (B), 2.406%, 10/30/25	750,000	737,128
		10,713,817

Health Care - 1.7%
UnitedHealth Group, Inc., 5.25%, 2/15/28	1,000,000	1,002,529
Industrials - 3.9%
Caterpillar Financial Services Corp., 4.8%,
1/6/26	$750,000	$744,642
Emerson Electric Co., 2%, 12/21/28	750,000	655,394
John Deere Capital Corp., 4.75%, 1/20/28	1,000,000	986,264
		2,386,300

Information Technology - 1.2%
Texas Instruments, Inc., 1.375%, 3/12/25	750,000	724,440

Utilities - 0.8%
National Rural Utilities Cooperative Finance Corp., 1%, 6/15/26	500,000	456,097
Total Corporate Notes and Bonds
( Cost $22,870,394 )		21,314,344

FOREIGN CORPORATE BONDS - 1.6%
Health Care - 1.6%
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	1,000,000	953,015

Total Foreign Corporate Bonds
( Cost $992,039 )		953,015
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.1%
Fannie Mae - 9.1%
0.500%, 11/7/25 (A)	1,500,000	1,398,743
2.125%, 4/24/26	2,500,000	2,362,659
0.750%, 10/8/27	2,000,000	1,741,343
		5,502,745

U.S. Treasury Notes - 53.0%
2.375%, 8/15/24	500,000	495,625
4.250%, 9/30/24	1,500,000	1,492,925
2.125%, 5/15/25	1,750,000	1,695,278
4.250%, 10/15/25	1,500,000	1,480,664
4.500%, 11/15/25	1,500,000	1,485,117
3.875%, 1/15/26	750,000	734,795
3.750%, 4/15/26	1,250,000	1,219,775
1.625%, 5/15/26	750,000	700,781
1.500%, 1/31/27	1,500,000	1,369,570
2.375%, 5/15/27	1,500,000	1,394,766
3.250%, 6/30/27	1,750,000	1,667,900
2.250%, 11/15/27	1,750,000	1,603,916
4.000%, 2/29/28	1,000,000	971,563
3.625%, 5/31/28	2,000,000	1,914,141
4.875%, 10/31/28	2,000,000	2,008,438
1.875%, 2/28/29	1,500,000	1,315,488
3.875%, 9/30/29	2,000,000	1,918,125
3.875%, 11/30/29	2,000,000	1,916,094
3.875%, 12/31/29	2,000,000	1,915,078
4.000%, 7/31/30	2,000,000	1,921,875
1.375%, 11/15/31	1,500,000	1,186,055
3.375%, 5/15/33	2,000,000	1,806,875
		32,214,844

Total U.S. Government and Agency Obligations
( Cost $39,530,058 )		37,717,589

SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.25%	$281,971	$281,971
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.34%	1,872,843	1,872,843

Total Short-Term Investments
( Cost $2,154,814 )		2,154,814

TOTAL INVESTMENTS - 102.3%
( Cost $65,547,305** )		62,139,762
NET OTHER ASSETS AND LIABILITIES - (2.3%)		(1,421,752)

TOTAL NET ASSETS - 100.0%		$60,718,010

**	Aggregate cost for Federal tax purposes was $65,613,987.

(A)	All or a portion of these securities, with an aggregate fair value of $1,834,899, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.

(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2024.

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - 5.6%
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	$500,000	$497,672
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	752,186	750,381
Chesapeake Funding II LLC, Series 2023-2A, Class A1 (A), 6.16%, 10/15/35	499,817	501,877
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	750,000	740,130
Dell Equipment Finance Trust, Series 2023-2, Class A3 (A), 5.65%, 1/22/29	1,000,000	998,696
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	16,318	16,291
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	378,052	373,187
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.51%, 1/22/29	406,870	405,871
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	810,273	809,950
Hertz Vehicle Financing LLC, Series 2021-1A, Class A (A), 1.21%, 12/26/25	750,000	734,765
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 3/15/28	750,000	745,640
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	46,864	46,489
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	68,868	67,801
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	231,986	225,460
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	42,931	42,682
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	419,256	418,008
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	231,443	231,576
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/29	200,000	195,498
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	300,000	295,938
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	489,787
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	89,371	85,243
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A (A) (B) (C), 5.848%, 1/25/64	1,203,935	1,192,577

Total Asset Backed Securities
( Cost $9,925,998 )		9,865,519

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	107,401	100,177
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (B) (C), 1.724%, 2/25/55	80,145	76,258
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	490,990	420,804
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	302,983	8,673
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (30 day USD SOFR Average + 0.750%) (A) (C), 6.08%, 10/25/33	82,112	82,061
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (30 day USD SOFR Average + 1.000%) (A) (C), 6.33%, 12/25/41	$210,582	$210,582
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	398,175	24,424
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	233,116	222,425
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	315,425	305,358
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	59,011	59,134
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	62,223	62,320
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,765,902	263,910
Flagstar Mortgage Trust, Series 2021- 9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	505,808	433,467
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	576,563	475,659
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	42,156	217
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	470,179	369,435
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4%, 11/25/49	21,254	19,069
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.491%, 2/25/50	80,399	68,839
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	633,080	486,879
JP Morgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	837,967	644,450
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	701,933	599,289
JP Morgan Mortgage Trust, Series 2021- 14, Class A4 (A) (B) (C), 2.5%, 5/25/52	758,617	643,581
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	130,685	109,001
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	4,048	3,984
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3%, 5/25/50	108,719	92,861
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	817,440	696,673
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	610,223	517,168
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	417,750	353,301
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	259,883	220,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	10,775	9,799
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (B) (C), 2.5%, 9/25/51	598,956	461,383

Total Collateralized Mortgage
Obligations ( Cost $9,904,064 )		8,041,854

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	$203,683	$199,540
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (B) (C), 0.417%, 9/25/26	14,694,587	80,870
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	407,902
Federal National Mortgage Association- Aces, Series 2022-M1, Class A2 (B) (C), 1.724%, 10/25/31	1,250,000	977,506
FREMF Mortgage Trust, Series 2014-K41, Class B (A) (B) (C), 3.965%, 11/25/47	750,000	740,197
FREMF Mortgage Trust, Series 2014-K40, Class B (A) (B) (C), 4.188%, 11/25/47	1,000,000	989,626
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.845%, 1/25/48	750,000	735,883
FREMF Mortgage Trust, Series 2016-K58, Class B (A) (B) (C), 3.865%, 9/25/49	320,000	304,494
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.684%, 3/25/53	750,000	664,388
GSAMP Trust, Series 2006-S5, Class M5 (B) (C), 7.488% 9/25/36	722,000	–

Total Commercial
Mortgage-Backed Securities
( Cost $5,247,801 )		5,100,406

CORPORATE NOTES AND BONDS - 26.2%
Communication Services - 1.0%
AT&T, Inc., 4.75%, 5/15/46	500,000	423,861
Expedia Group, Inc., 3.25%, 2/15/30	250,000	220,401
SBA Communications Corp., 3.875%, 2/15/27	350,000	328,949
VeriSign, Inc., 2.7%, 6/15/31	500,000	410,338
Verizon Communications, Inc., 3.4%, 3/22/41	500,000	371,927
		1,755,476
Consumer Discretionary - 1.5%
7-Eleven, Inc. (A), 2.5%, 2/10/41	250,000	160,189
Advance Auto Parts, Inc., 1.75%, 10/1/27	250,000	214,681
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	233,333	230,589
General Motors Financial Co., Inc., 5.85%, 4/6/30	250,000	249,209
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	350,000	347,443
Home Depot, Inc., 3.35%, 4/15/50	250,000	172,705
Lowe’s Cos., Inc., 3%, 10/15/50	500,000	307,288
Lowe’s Cos., Inc., 4.25%, 4/1/52	750,000	579,961
Royal Caribbean Cruises Ltd., 7.5%, 10/15/27	250,000	260,395
Tractor Supply Co., 5.25%, 5/15/33	150,000	146,736
		2,669,196
Consumer Staples - 0.4%
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	218,477
Lamb Weston Holdings, Inc. (A) (E), 4.875%, 5/15/28	250,000	238,667
Performance Food Group, Inc. (A), 5.5%, 10/15/27	325,000	314,789
		771,933

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Energy - 2.6%
Boardwalk Pipelines LP, 4.45%, 7/15/27	$400,000	$386,279
Diamondback Energy, Inc., 5.4%, 4/18/34	550,000	534,712
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	350,000	305,804
Energy Transfer LP, 5.25%, 4/15/29	275,000	270,649
Energy Transfer LP, 6.55%, 12/1/33	300,000	312,588
EnLink Midstream Partners LP, 5.45%, 6/1/47	400,000	339,526
Kinder Morgan, Inc., 5.55%, 6/1/45	400,000	365,849
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	272,233
Marathon Petroleum Corp., 3.8%, 4/1/28	350,000	329,675
MPLX LP, 2.65%, 8/15/30	350,000	294,925
ONEOK, Inc., 5.85%, 1/15/26	150,000	150,556
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	400,000	394,695
Valero Energy Corp., 6.625%, 6/15/37	500,000	527,741
Valero Energy Corp., 4%, 6/1/52	175,000	126,235
		4,611,467

Financials - 11.7%
Air Lease Corp., 2.875%, 1/15/26	500,000	475,766
Air Lease Corp., 1.875%, 8/15/26	250,000	229,108
American Express Co., (Secured Overnight Financing Rate + 1.940%) (C), 6.489%, 10/30/31	500,000	523,350
American International Group, Inc., 4.75%, 4/1/48	150,000	130,230
Athene Holding Ltd., 6.25%, 4/1/54	250,000	243,131
Bank of America Corp., Series N, (Secured Overnight Financing Rate + 0.910%) (C), 1.658%, 3/11/27	400,000	371,099
Bank of America Corp., (Secured Overnight Financing Rate + 1.910%) (C), 5.288%, 4/25/34	350,000	337,387
Bank of America Corp., (Secured Overnight Financing Rate + 1.650%) (C), 5.468%, 1/23/35	250,000	243,063
Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 2.074%) (C), 5.834%, 10/25/33	500,000	508,143
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	271,883
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	350,000	264,883
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (C), 4.927%, 5/10/28	350,000	341,548
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (C), 6.312%, 6/8/29	400,000	404,031
Capital One Financial Corp., (Secured Overnight Financing Rate + 1.790%) (C), 3.273%, 3/1/30	350,000	308,882
Citibank NA, 5.803%, 9/29/28	250,000	254,379
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (C), 4.91%, 5/24/33	350,000	328,795
Discover Financial Services, 6.7%, 11/29/32	500,000	512,170
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	218,968
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	319,711
Fifth Third Bancorp, (Secured Overnight Financing Rate + 2.340%) (C), 6.339%, 7/27/29	400,000	404,543
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.337%, 4/25/33	$350,000	$309,778
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	214,775
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	400,000	327,360
Goldman Sachs BDC, Inc. (E), 2.875%, 1/15/26	400,000	380,611
Goldman Sachs Group, Inc., (Secured Overnight Financing Rate + 0.913%) (C), 1.948%, 10/21/27	500,000	456,429
Huntington Bancshares, Inc., (Secured Overnight Financing Rate + 2.020%) (C), 6.208%, 8/21/29	350,000	351,339
Huntington National Bank, (Secured Overnight Financing Rate + 1.205%) (C), 4.008%, 5/16/25	500,000	499,400
Intercontinental Exchange, Inc., 4.6%, 3/15/33	350,000	327,577
Jefferies Financial Group, Inc., 2.625%, 10/15/31	450,000	357,545
Jefferies Financial Group, Inc., 6.2%, 4/14/34	400,000	395,361
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (C), 5.336%, 1/23/35	500,000	484,582
KeyBank NA, 5%, 1/26/33	250,000	224,145
KeyCorp, 4.1%, 4/30/28	400,000	371,215
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	166,344
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	101,115
LPL Holdings, Inc. (A), 4%, 3/15/29	350,000	317,277
Morgan Stanley, (Secured Overnight Financing Rate + 1.830%) (C), 6.407%, 11/1/29	450,000	463,903
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (C), 1.928%, 4/28/32	500,000	391,856
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (C), 5.466%, 1/18/35	500,000	486,624
Nasdaq, Inc., 1.65%, 1/15/31	450,000	352,384
Old Republic International Corp., 3.85%, 6/11/51	300,000	206,538
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	208,729
PNC Bank NA, 2.7%, 10/22/29	250,000	213,237
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (C), 6.875%, 10/20/34	300,000	318,660
Realty Income Corp., 4.85%, 3/15/30	400,000	385,620
Regions Financial Corp., 1.8%, 8/12/28	500,000	424,882
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (C), 3.031%, 11/1/34	250,000	216,596
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	198,543
Truist Bank, 2.25%, 3/11/30	325,000	263,275
Truist Financial Corp., (Secured Overnight Financing Rate + 1.852%) (C), 5.122%, 1/26/34	400,000	372,572
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (C), 5.867%, 6/8/34	600,000	588,476
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (C), 4.548%, 7/22/28	$500,000	$483,401
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (C), 5.384%, 1/23/30	250,000	246,520
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (C), 4.839%, 2/1/34	525,000	484,430
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.740%) (C), 5.574%, 7/25/29	500,000	498,298
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (C), 5.198%, 1/23/30	600,000	588,208
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.020%) (C), 5.389%, 4/24/34	350,000	337,435
Welltower OP LLC, 2.05%, 1/15/29	500,000	426,896
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	253,234
		20,386,240

Health Care - 2.4%
AbbVie, Inc., 5.4%, 3/15/54	675,000	654,351
Amgen, Inc., 5.65%, 3/2/53	150,000	143,981
Block, Inc. (E), 2.75%, 6/1/26	450,000	421,641
Centene Corp., 2.45%, 7/15/28	500,000	436,699
Cigna Group, 4.9%, 12/15/48	500,000	429,473
CVS Health Corp., 5.125%, 7/20/45	500,000	434,661
GE HealthCare Technologies, Inc., 5.6%, 11/15/25	750,000	748,686
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	266,661
Health Care Service Corp. (A), 2.2%, 6/1/30	250,000	206,682
Humana, Inc., 5.375%, 4/15/31	250,000	243,741
UnitedHealth Group, Inc., 3.7%, 8/15/49	250,000	183,852
		4,170,428
Industrials - 2.7%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	600,000	476,262
Ball Corp., 4.875%, 3/15/26	475,000	467,557
Boeing Co. (A), 6.858%, 5/1/54	500,000	501,423
Carrier Global Corp., 3.577%, 4/5/50	200,000	141,262
Carrier Global Corp., 6.2%, 3/15/54	350,000	364,774
Nordson Corp., 5.8%, 9/15/33	100,000	101,030
Norfolk Southern Corp., 5.95%, 3/15/64	250,000	250,351
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	299,862
Quanta Services, Inc., 2.9%, 10/1/30	500,000	427,387
TD SYNNEX Corp., 1.75%, 8/9/26	500,000	455,499
TD SYNNEX Corp., 2.65%, 8/9/31	250,000	198,865
Textron, Inc., 2.45%, 3/15/31	250,000	205,251
United Rentals North America, Inc., 5.5%, 5/15/27	500,000	493,098
Vontier Corp., 1.8%, 4/1/26	300,000	277,261
		4,659,882

Information Technology - 1.8%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,206
Dell International LLC/EMC Corp., 8.35%, 7/15/46	87,000	107,799
Dell International LLC/EMC Corp., 3.45%, 12/15/51	625,000	411,353
Fiserv, Inc., 3.5%, 7/1/29	250,000	227,703
Gartner, Inc. (A), 4.5%, 7/1/28	400,000	376,175
HP, Inc. (E), 2.65%, 6/17/31	600,000	494,588
Intuit, Inc., 5.2%, 9/15/33	250,000	246,780

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Iron Mountain, Inc. (A), 4.5%, 2/15/31	$275,000	$242,565
Oracle Corp., 3.95%, 3/25/51	750,000	535,887
VMware LLC, 2.2%, 8/15/31	500,000	395,328
		3,047,384

Materials - 0.3%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	250,000	251,413
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	268,867
		520,280
Utilities - 1.8%
AES Corp., 1.375%, 1/15/26	400,000	370,342
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	350,000	272,022
DTE Electric Co., 5.4%, 4/1/53	250,000	238,535
Duke Energy Corp., 3.75%, 9/1/46	500,000	356,551
Duke Energy Progress LLC, 3.7%, 10/15/46	500,000	364,511
Florida Power & Light Co., 2.875%, 12/4/51	700,000	431,092
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	169,953
NextEra Energy Capital Holdings, Inc., 1.9%, 6/15/28	500,000	434,502
PECO Energy Co., 3.05%, 3/15/51	750,000	478,589
		3,116,097

Total Corporate Notes and Bonds
( Cost $51,126,171)		45,708,383

FOREIGN CORPORATE BONDS - 3.1%
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.75%, 10/20/28	250,000	241,924

Energy - 0.2%
Enbridge, Inc., 5.7%, 3/8/33	250,000	247,458

Financials - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	500,000	465,833
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	241,272
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	464,026
Banco Santander SA, 6.921%, 8/8/33	400,000	406,814
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (C), 5.475%, 2/22/31	500,000	495,414
Royal Bank of Canada, 5.15%, 2/1/34	400,000	386,188
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	278,292
UBS Group AG, (1 year CMT + 2.050%) (A) (C), 4.703%, 8/5/27	400,000	390,710
		3,128,549

Health Care - 0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/53	400,000	373,305
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	250,000	229,204
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	162,382
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	500,000	354,220
		1,119,111
Industrials - 0.3%
BAE Systems PLC (A), 5.3%, 3/26/34	$500,000	$486,302
Materials - 0.1%
Nutrien Ltd., 5.8%, 3/27/53	250,000	241,561

Total Foreign Corporate Bonds
( Cost $5,827,597 )		5,464,905

MORTGAGE BACKED SECURITIES - 33.7%
Fannie Mae - 17.7%
3%, 9/1/30 Pool # 890696	222,237	209,848
3%, 12/1/30 Pool # AL8924	106,666	101,649
7%, 11/1/31 Pool # 607515	2,732	2,791
3.5%, 12/1/31 Pool # MA0919	80,037	75,656
6.5%, 3/1/32 Pool # 631377	9,997	10,296
6.5%, 5/1/32 Pool # 636758	597	611
7%, 5/1/32 Pool # 644591	144	147
6.5%, 6/1/32 Pool # 545691	16,557	16,784
3.5%, 8/1/32 Pool # MA3098	106,390	100,825
3.5%, 9/1/32 Pool # MA3126	74,692	70,886
5.5%, 11/1/33 Pool # 555880	22,497	22,396
4%, 2/1/35 Pool # MA2177	213,041	201,987
3.5%, 12/1/35 Pool # MA2473	210,659	195,642
4.5%, 12/1/35 Pool # 745147	3,562	3,393
2.5%, 9/1/36 Pool # FS4049	634,767	567,766
6%, 11/1/36 Pool # 902510	31,654	32,070
6%, 10/1/37 Pool # 947563	30,051	30,447
6.5%, 12/1/37 Pool # 889072	20,949	21,379
4.5%, 5/1/38 Pool # MA5013	1,062,614	1,028,620
6.5%, 8/1/38 Pool # 987711	49,714	52,256
3%, 11/1/39 Pool # MA3831	93,351	82,146
4%, 9/1/40 Pool # AE3039	233,943	214,924
4%, 1/1/41 Pool # AB2080	167,550	153,927
2.5%, 5/1/41 Pool # MA4334	1,221,402	1,017,430
5.5%, 7/1/41 Pool # AL6588	165,091	164,344
4%, 9/1/41 Pool # AJ1406	76,964	70,733
4%, 10/1/41 Pool # AJ4046	240,612	222,227
3.5%, 11/1/41 Pool # AB3867	90,123	80,888
2.5%, 3/1/42 Pool # CB3076	636,029	528,171
2.5%, 3/1/42 Pool # MA4571	1,674,031	1,401,019
4%, 3/1/42 Pool # AL1998	363,524	333,960
3.5%, 6/1/42 Pool # AO4134	379,200	340,340
3.5%, 8/1/42 Pool # AP2133	189,899	170,438
3%, 9/1/42 Pool # AP6568	48,047	41,274
3.5%, 9/1/42 Pool # AB6228	109,958	98,689
4%, 10/1/42 Pool # AP7363	251,396	230,904
3.5%, 1/1/43 Pool # AQ9326	228,314	204,910
3%, 2/1/43 Pool # AL3072	373,321	321,087
3.5%, 3/1/43 Pool # AT0310	182,086	163,421
3.5%, 4/1/43 Pool # AT2887	190,128	170,636
4%, 1/1/45 Pool # AS4257	55,216	50,597
4.5%, 10/1/46 Pool # MA2783	30,332	28,662
3%, 1/1/47 Pool # BE0108	314,745	267,542
2.5%, 12/1/47 Pool # FM3165	944,277	773,808
3%, 1/1/48 Pool # FM1303	1,078,513	917,208
3%, 8/1/48 Pool # FS0517	752,827	639,876
3%, 1/1/49 Pool # FS4296	723,824	621,904
4%, 11/1/50 Pool # FM5530	556,452	502,731
2%, 1/1/52 Pool # CB2601	345,859	266,499
2%, 1/1/52 Pool # FS0173	714,125	549,957
2%, 3/1/52 Pool # CB3105	444,022	341,636
2.5%, 3/1/52 Pool # BV4133	553,257	439,093

3%, 3/1/52 Pool # CB3115	$871,325	$729,503
2.5%, 4/1/52 Pool # FS4138	691,733	553,742
3.5%, 5/1/52 Pool # FS1866	918,457	795,841
4%, 5/1/52 Pool # FS1818	699,519	627,825
4%, 5/1/52 Pool # FS1704	433,358	392,227
4%, 5/1/52 Pool # CB3678	919,673	825,416
4%, 5/1/52 Pool # CB3627	1,174,997	1,053,422
3.5%, 6/1/52 Pool # CB3845	900,114	779,948
3.5%, 7/1/52 Pool # FS2812	569,274	499,156
3.5%, 8/1/52 Pool # CB4361	914,685	792,572
4.5%, 8/1/52 Pool # FS2605	482,598	445,433
4.5%, 8/1/52 Pool # CB4383	914,260	848,977
4.5%, 9/1/52 Pool # FS2821	695,368	645,614
5%, 10/1/52 Pool # MA4785	886,032	840,151
5.5%, 10/1/52 Pool # MA4786	850,856	827,777
5%, 11/1/52 Pool # MA4806	904,894	859,021
5%, 12/1/52 Pool # MA4841	2,283,113	2,167,327
5.5%, 12/1/52 Pool # MA4842	898,843	874,531
4.5%, 7/1/53 Pool # FS4996	626,034	580,193
5.5%, 9/1/53 Pool # FS5575	667,300	651,673
5.5%, 5/1/54 Pool # FS7759	1,000,000	971,712
		30,918,491

Freddie Mac - 16.0%
4.5%, 2/1/25 Pool # J11722	4,352	4,321
4.5%, 5/1/25 Pool # J12247	11,035	10,989
8%, 6/1/30 Pool # C01005	233	240
6.5%, 1/1/32 Pool # C62333	7,655	7,855
2.5%, 2/1/32 Pool # ZS8641	178,097	163,962
3.5%, 8/1/32 Pool # C91485	96,963	91,399
4%, 5/1/33 Pool # G18693	159,746	153,655
4.5%, 6/1/34 Pool # C01856	124,755	119,020
2.5%, 6/1/35 Pool # RC1421	290,428	259,757
2%, 1/1/36 Pool # SB0546	781,901	681,056
6.5%, 11/1/36 Pool # C02660	2,624	2,701
5.5%, 1/1/37 Pool # G04593	82,870	82,609
5.5%, 11/1/37 Pool # A68787	55,133	54,959
5.5%, 12/1/38 Pool # G05267	140,606	140,163
4.5%, 8/1/39 Pool # G08361	140,570	133,916
3.5%, 11/1/40 Pool # G06168	131,424	118,125
2%, 3/1/41 Pool # RB5105	915,476	749,112
2.5%, 6/1/41 Pool # SC0151	747,252	630,414
4%, 10/1/41 Pool # Q04092	317,972	292,514
4.5%, 3/1/42 Pool # G07491	159,716	152,157
3%, 9/1/42 Pool # C04233	224,467	193,569
3%, 2/1/43 Pool # Q15767	166,318	144,115
3%, 4/1/43 Pool # V80026	285,257	245,392
3%, 4/1/43 Pool # V80025	289,119	248,716
3.5%, 8/1/44 Pool # Q27927	191,636	170,798
3%, 7/1/45 Pool # G08653	271,592	231,813
3.5%, 8/1/45 Pool # Q35614	198,655	176,189
3%, 11/1/45 Pool # G08675	224,085	191,042
3%, 1/1/46 Pool # G08686	282,874	241,086
3%, 10/1/46 Pool # G60722	294,453	250,586
3.5%, 11/1/47 Pool # Q52079	237,078	208,937
2.5%, 4/1/48 Pool # QA2240	939,240	769,453
3%, 7/1/49 Pool # QA1033	338,269	283,889
2.5%, 6/1/51 Pool # QC2842	894,813	711,602
2.5%, 1/1/52 Pool # SD7552	3,599,268	2,896,009
3.5%, 4/1/52 Pool # SD0960	1,242,311	1,089,164
3.5%, 5/1/52 Pool # QE2363	669,106	577,914
3.5%, 5/1/52 Pool # RA7380	667,868	578,633
3%, 8/1/52 Pool # SD7556	1,499,332	1,256,563
4.5%, 11/1/52 Pool # SD8266	737,993	680,994

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Core Bond Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 2,3)
5%, 11/1/52 Pool # SD8267	$1,363,989	$1,293,116
5.5%, 11/1/52 Pool # SD8268	1,556,010	1,515,884
5.5%, 11/1/52 Pool # SD1859	907,437	883,046
4.5%, 12/1/52 Pool # SD1921	1,128,630	1,051,093
5%, 12/1/52 Pool # SD8276	1,376,703	1,305,266
5%, 12/1/52 Pool # RA8278	1,371,755	1,301,472
5%, 2/1/53 Pool # SD8299	468,747	444,376
5%, 2/1/53 Pool # SD2334	332,361	315,108
5.5%, 2/1/53 Pool # SD2172	558,852	546,365
5%, 5/1/53 Pool # SD2875	1,452,165	1,393,151
5.5%, 6/1/53 Pool # SD3174	960,575	934,445
6%, 9/1/53 Pool # SD3739	714,527	712,646
6%, 9/1/53 Pool # SD8363	563,383	558,325
5.5%, 2/1/54 Pool # SD4901	696,118	676,833
		27,926,514

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	2,227	2,258
6.5%, 4/20/31 Pool # 3068	1,305	1,336
4%, 4/15/39 Pool # 698089	9,947	9,222
		12,816

Total Mortgage Backed Securities
( Cost $63,680,792 )		58,857,821

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 22.5%

U.S. Treasury Bonds - 8.6%
6.625%, 2/15/27	2,000,000	2,095,156
5.375%, 2/15/31	1,250,000	1,304,785
4.500%, 5/15/38	1,250,000	1,225,195
2.250%, 5/15/41	3,000,000	2,088,633
3.750%, 8/15/41	4,250,000	3,696,836
3.000%, 5/15/45	1,000,000	748,594
3.000%, 5/15/47	750,000	551,983
3.375%, 11/15/48	500,000	391,074
1.250%, 5/15/50	2,000,000	943,828
1.875%, 2/15/51	1,600,000	892,250
4.125%, 8/15/53	1,350,000	1,207,617
		15,145,951
U.S. Treasury Notes - 13.9%
2.250%, 11/15/25	$2,000,000	$1,914,531
2.375%, 5/15/27	3,000,000	2,789,531
4.000%, 2/29/28	5,000,000	4,857,813
2.875%, 5/15/28	3,000,000	2,790,234
4.625%, 9/30/28	2,500,000	2,484,863
2.625%, 2/15/29	4,500,000	4,092,891
3.875%, 11/30/29	3,000,000	2,874,141
4.125%, 11/15/32	500,000	479,902
3.375%, 5/15/33	600,000	542,063
4.000%, 2/15/34	1,520,000	1,438,775
		24,264,744

Total U.S. Government and
Agency Obligations
( Cost $43,755,515 )		39,410,695

	Shares
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 5.25%	1,659,916	1,659,916
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.34%	795,165	795,165

Total Short-Term Investments
( Cost $2,455,081 )		2,455,081

TOTAL INVESTMENTS - 100.0%
( Cost $191,923,019** )		174,904,664
NET OTHER ASSETS AND LIABILITIES - 0.0%		(62,686)

TOTAL NET ASSETS - 100.0%		$174,841,978

**	Aggregate cost for Federal tax purposes was $192,029,079.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” (B) Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at April 30, 2024.
(C)	Floating rate or variable rate note. Rate shown is as of April 30, 2024.

(D)	Stepped rate security. Rate shown is as of April 30, 2024.
(E)	All or a portion of these securities, with an aggregate fair value of $778,882, are on loan as part of a securities lending program. See footnote
(G)	and Note 11 for details on the securities lending program.

(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company. FREMF Freddie Mac Multifamily Securities IO Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership. PLC Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate. STACR Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 72.4%
Communication Services - 3.3%
Alphabet, Inc., Class C * (A)	8,000	$1,317,120
Comcast Corp., Class A (A)	60,000	2,286,600
T-Mobile U.S., Inc. (A)	28,000	4,596,760
		8,200,480
Consumer Discretionary - 6.7%
Las Vegas Sands Corp.	216,000	9,581,760
Lowe’s Cos., Inc.	17,000	3,875,830
Nordstrom, Inc.	168,000	3,193,680
		16,651,270
Consumer Staples - 4.0%
Archer-Daniels-Midland Co. (A)	70,000	4,106,200
PepsiCo, Inc. (A)	32,000	5,629,120
		9,735,320
Energy - 9.5%
APA Corp. (A)	167,200	5,256,768
EOG Resources, Inc. (A)	43,000	5,681,590
Matador Resources Co.	60,000	3,738,000
Transocean Ltd. * (A)	1,700,000	8,874,000
		23,550,358
Equity Real Estate Investment Trusts
(REITs) - 2.2%
American Tower Corp., REIT (A)	32,000	5,489,920

Financials - 7.8%
BlackRock, Inc. (A)	5,000	3,773,200
CME Group, Inc. (A)	24,000	5,031,360
Morgan Stanley (A)	67,700	6,149,868
PayPal Holdings, Inc. *	62,000	4,211,040
		19,165,468
Health Care - 12.0%
Abbott Laboratories (A)	45,000	4,768,650
Agilent Technologies, Inc. (A)	18,000	2,466,720
CVS Health Corp. (A)	90,300	6,114,213
Danaher Corp. (A)	25,200	6,214,824
Medtronic PLC (A)	86,100	6,908,664

Pfizer, Inc. (A)	123,000	$3,151,260
Solventum Corp. *	1,750	113,768
		29,738,099
Industrials - 4.9%
3M Co.	7,000	675,570
Automatic Data Processing, Inc. (A)	15,400	3,725,106
Honeywell International, Inc. (A)	25,500	4,914,615
United Parcel Service, Inc., Class B	19,000	2,802,120
		12,117,411
Information Technology - 7.0%
Adobe, Inc. * (A)	8,000	3,702,640
Ciena Corp. * (A)	118,000	5,455,140
Microchip Technology, Inc. (A)	30,000	2,759,400
Texas Instruments, Inc. (A)	31,000	5,469,020
		17,386,200
Materials - 7.5%
Air Products & Chemicals, Inc. (A)	22,800	5,388,552
Barrick Gold Corp. (A)	385,000	6,406,400
Newmont Corp. (A)	166,000	6,746,240
		18,541,192
Utilities - 7.5%
AES Corp. (A)	387,000	6,927,300
Dominion Energy, Inc. (A)	80,000	4,078,400
NextEra Energy, Inc. (A)	113,000	7,567,610
		18,573,310
Total Common Stocks
( Cost $200,740,377 )		179,149,028

SHORT-TERM INVESTMENTS - 31.9%
State Street Institutional U.S.
Government Money Market Fund,
Premier Class (B), 5.25%	78,801,259	78,801,259

Total Short-Term Investments
( Cost $78,801,259 )		78,801,259

TOTAL INVESTMENTS - 104.3%
( Cost $279,541,636** )		257,950,287

TOTAL CALL & PUT OPTIONS
WRITTEN - (1.2%)		$(3,082,163)
NET OTHER ASSETS AND
LIABILITIES - (3.1%)		(7,587,021)

TOTAL NET ASSETS - 100.0%		$247,281,103

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $279,724,588.
(A)	All or a portion of these securities’ positions, with a value of $150,957,260, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

Written Option Contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Abbott Laboratories	$120.00	6/21/24	(120)	$(1,440,000)	$(2,280)	$(22,785)	$20,505
Adobe, Inc.	520.00	5/17/24	(80)	(4,160,000)	(4,400)	(109,917)	105,517
AES Corp.	19.00	5/17/24	(1,935)	(3,676,500)	(53,213)	(87,661)	34,448
AES Corp.	19.00	8/16/24	(1,935)	(3,676,500)	(193,500)	(123,787)	(69,713)
Agilent Technologies, Inc.	150.00	5/17/24	(180)	(2,700,000)	(2,700)	(75,415)	72,715
Air Products & Chemicals, Inc.	260.00	6/21/24	(228)	(5,928,000)	(25,650)	(161,645)	135,995
Alphabet, Inc., Class C	160.00	5/17/24	(80)	(1,280,000)	(58,000)	(34,318)	(23,682)
American Tower Corp., REIT	210.00	6/21/24	(120)	(2,520,000)	(1,500)	(49,076)	47,576
APA Corp.	35.00	5/17/24	(840)	(2,940,000)	(12,600)	(87,395)	74,795
Archer-Daniels-Midland Co.	62.50	5/17/24	(350)	(2,187,500)	(5,250)	(55,483)	50,233
Archer-Daniels-Midland Co.	65.00	5/17/24	(350)	(2,275,000)	(2,625)	(38,140)	35,515
Automatic Data Processing, Inc.	260.00	8/16/24	(154)	(4,004,000)	(78,540)	(86,081)	7,541
Barrick Gold Corp.	18.00	5/17/24	(1,925)	(3,465,000)	(29,837)	(67,939)	38,102
Barrick Gold Corp.	19.00	6/21/24	(1,925)	(3,657,500)	(38,500)	(69,248)	30,748
BlackRock, Inc.	820.00	5/17/24	(50)	(4,100,000)	(3,250)	(111,948)	108,698
Ciena Corp.	50.00	6/21/24	(590)	(2,950,000)	(89,975)	(70,194)	(19,781)
Ciena Corp.	50.00	7/19/24	(590)	(2,950,000)	(115,050)	(88,053)	(26,997)
CME Group, Inc.	220.00	6/21/24	(240)	(5,280,000)	(48,000)	(165,365)	117,365
Comcast Corp., Class A	45.00	6/21/24	(600)	(2,700,000)	(3,600)	(69,835)	66,235
CVS Health Corp.	80.00	5/17/24	(455)	(3,640,000)	(2,957)	(70,089)	67,132

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - concluded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CVS Health Corp.	$82.50	5/17/24	(448)	$(3,696,000)	$(2,688)	$(77,173)	$74,485
Danaher Corp.	260.00	5/17/24	(102)	(2,652,000)	(8,160)	(51,722)	43,562
Dominion Energy, Inc.	50.00	5/17/24	(800)	(4,000,000)	(138,000)	(79,258)	(58,742)
EOG Resources, Inc.	125.00	5/17/24	(430)	(5,375,000)	(339,700)	(132,857)	(206,843)
Honeywell International, Inc.	210.00	6/21/24	(255)	(5,355,000)	(10,200)	(119,687)	109,487
Medtronic PLC	90.00	6/21/24	(861)	(7,749,000)	(16,359)	(154,678)	138,319
Microchip Technology, Inc.	92.50	5/17/24	(300)	(2,775,000)	(93,000)	(104,781)	11,781
Morgan Stanley	95.00	6/21/24	(677)	(6,431,500)	(105,274)	(132,407)	27,133
Newmont Corp.	37.50	5/17/24	(830)	(3,112,500)	(286,350)	(88,764)	(197,586)
Newmont Corp.	40.00	5/17/24	(830)	(3,320,000)	(130,725)	(67,207)	(63,518)
NextEra Energy, Inc.	60.00	5/17/24	(1,130)	(6,780,000)	(745,800)	(159,920)	(585,880)
PepsiCo, Inc.	180.00	7/19/24	(320)	(5,760,000)	(108,800)	(146,080)	37,280
Pfizer, Inc.	30.00	6/21/24	(1,230)	(3,690,000)	(11,685)	(65,759)	54,074
T-Mobile U.S., Inc.	165.00	5/17/24	(110)	(1,815,000)	(18,370)	(43,337)	24,967
T-Mobile U.S., Inc.	170.00	8/16/24	(170)	(2,890,000)	(64,175)	(66,660)	2,485
Texas Instruments, Inc.	180.00	6/21/24	(310)	(5,580,000)	(137,950)	(139,788)	1,838
Transocean Ltd.	8.00	6/21/24	(17,000)	(13,600,000)	(93,500)	(294,491)	200,991
Total Call Options Written					$(3,082,163)	$(3,568,943)	$486,780

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.9%
Communication Service - 3.4%
Comcast Corp., Class A	142,300	$5,423,053

Consumer Discretionary - 9.4%
Home Depot, Inc.	17,200	5,748,584
Lowe's Cos., Inc.	20,900	4,764,991
McDonald's Corp.	8,450	2,307,188
Starbucks Corp.	25,100	2,221,099
		15,041,862

Consumer Staples - 8.2%
Colgate-Palmolive Co.	36,600	3,364,272
Hershey Co.	16,900	3,277,248
PepsiCo, Inc.	20,300	3,570,973
Procter & Gamble Co.	17,400	2,839,680
		13,052,173

Energy - 11.9%
Chevron Corp.	32,100	5,176,767
ConocoPhillips	30,500	3,831,410
EOG Resources, Inc.	45,800	6,051,554
Exxon Mobil Corp.	32,800	3,879,256
		18,938,987

Equity Real Estate Investment Trusts
(REITs) - 2.5%
American Tower Corp., REIT	23,600	4,048,816

Financials - 20.0%
Bank of America Corp.	106,472	3,940,529
BlackRock, Inc.	6,675	5,037,222
CME Group, Inc.	27,500	5,765,100
JPMorgan Chase & Co.	23,700	4,544,238
Morgan Stanley	66,000	5,995,440
Northern Trust Corp.	27,100	2,232,769
U.S. Bancorp	106,200	$4,314,906
		31,830,204

Health Care - 11.7%
Abbott Laboratories	35,000	3,708,950
Bristol-Myers Squibb Co.	96,100	4,222,634
Johnson & Johnson	33,200	4,800,388
Medtronic PLC	74,100	5,945,784
		18,677,756

Industrials - 19.0%
Automatic Data Processing, Inc.	24,500	5,926,305
Caterpillar, Inc.	5,263	1,760,842
Cummins, Inc.	10,200	2,881,398
Fastenal Co.	94,700	6,433,918
Honeywell International, Inc.	21,100	4,066,603
Paychex, Inc.	23,600	2,803,916
Union Pacific Corp.	20,900	4,956,644
United Parcel Service, Inc., Class B	10,400	1,533,792
		30,363,418

Information Technology - 6.9%
Accenture PLC, Class A	5,600	1,685,096
Analog Devices, Inc.	11,200	2,246,832
Cisco Systems, Inc.	34,000	1,597,320
Texas Instruments, Inc.	31,400	5,539,588
		11,068,836

Materials - 1.9%
Air Products & Chemicals, Inc.	12,500	2,954,250

Utilities - 4.0%
NextEra Energy, Inc.	95,000	6,362,150

Total Common Stocks
( Cost $129,936,050 )		157,761,505

SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S.
Government Money Market Fund,
Premier Class (A), 5.25%	1,091,862	$1,091,862

Total Short-Term Investments
( Cost $1,091,862 )		1,091,862

TOTAL INVESTMENTS - 99.6%
( Cost $131,027,912** )		158,853,367
NET OTHER ASSETS AND LIABILITIES - 0.4%		609,768

TOTAL NET ASSETS - 100.0%		$159,463,135

**	Aggregate cost for Federal tax purposes was $132,612,193.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 97.8%
Communication Services - 10.0%
Alphabet, Inc., Class C *	220,405	$36,287,479
Liberty Broadband Corp., Class C *	88,574	4,404,785
		40,692,264

Consumer Discretionary - 14.7%
Amazon.com, Inc. *	108,774	19,035,450
Lowe's Cos., Inc.	68,331	15,578,785
NIKE, Inc., Class B	26,180	2,415,367
Starbucks Corp.	92,743	8,206,828
TJX Cos., Inc.	150,904	14,198,557
		59,434,987

Consumer Staples - 2.8%
Dollar Tree, Inc. *	96,761	11,441,988

Financials - 31.9%
Capital Markets - 5.2%
Brookfield Asset Management Ltd.,
Class A (A)	57,560	2,198,216
Brookfield Corp., Class A	230,231	9,236,868
Charles Schwab Corp.	128,587	9,509,009
		20,944,093

Commercial Banks - 2.7%
U.S. Bancorp	266,858	10,842,440

Financial Services - 11.9%
Berkshire Hathaway, Inc., Class B *	39,921	15,837,858
Fiserv, Inc. *	126,458	19,306,343
Visa, Inc., Class A	49,389	13,266,379
		48,410,580

Insurance - 12.1%
Arch Capital Group Ltd. *	270,270	25,281,056
Marsh & McLennan Cos., Inc.	52,139	10,398,081
Progressive Corp.	65,288	$13,596,226
		49,275,363
		129,472,476

Health Care - 13.8%
Agilent Technologies, Inc.	100,223	13,734,560
Alcon, Inc.	178,647	13,859,434
Becton Dickinson & Co.	57,007	13,373,842
Danaher Corp.	29,751	7,337,192
Elevance Health, Inc.	14,496	7,662,296
		55,967,324

Industrials - 14.7%
Copart, Inc. *	268,843	14,600,863
Ferguson PLC	40,657	8,533,904
PACCAR, Inc.	183,072	19,425,770
Parker-Hannifin Corp.	31,316	17,064,402
		59,624,939

Information Technology - 9.9%
Accenture PLC, Class A	39,781	11,970,501
Analog Devices, Inc.	76,700	15,386,787
Texas Instruments, Inc.	71,076	12,539,228
		39,896,516

Total Common Stocks
( Cost $223,526,427 )		396,530,494

SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.25%	8,532,088	8,532,088
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 5.34%	2,298,626	2,298,626

Total Short-Term Investments
( Cost $10,830,714)		$10,830,714

TOTAL INVESTMENTS – 100.5%
( Cost $234,357,141** )		407,361,208
NET OTHER ASSETS AND LIABILITIES – (0.5)%		(1,954,693)

TOTAL NET ASSETS - 100.0%		$405,406,515

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $233,128,719.
(A)	All or a portion of these securities, with an aggregate fair value of $2,154,222, are on loan as part of a securities lending program. See footnote (C) and Note 11 for details on the securities lending program.

(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Sustainable Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 95.9%

Communication Service - 7.1%
Alphabet, Inc., Class C *	4,172	$686,878

Consumer Discretionary - 8.3%
Amazon.com, Inc. *	1,600	280,000
Home Depot, Inc.	647	216,240
McDonald's Corp.	269	73,448
TJX Cos., Inc.	2,540	238,989
		808,677

Consumer Staples - 9.3%
Costco Wholesale Corp.	625	451,812
Nestle SA, ADR	1,066	107,240
PepsiCo, Inc.	421	74,058
Target Corp.	1,671	268,998
		902,108

Financials - 14.5%
BlackRock, Inc.	227	171,303
JPMorgan Chase & Co.	1,597	306,209
Progressive Corp.	1,427	297,173
U.S. Bancorp	5,665	230,169
Visa, Inc., Class A	1,478	397,005
		1,401,859

Health Care - 17.1%
Agilent Technologies, Inc.	2,021	276,958
Danaher Corp.	1,184	291,998
Eli Lilly & Co.	866	676,432
UnitedHealth Group, Inc.	706	341,492
Vertex Pharmaceuticals, Inc. *	181	71,099
		1,657,979

Industrials - 4.0%
Equifax, Inc.	605	133,215
Union Pacific Corp.	552	130,912
United Parcel Service, Inc., Class B	841	124,031
		388,158
Information Technology - 26.1%

Computers & Peripherals - 3.8%
Apple, Inc.	2,184	$372,001

Electronic Equipment, Instruments &
Components - 2.1%
TE Connectivity Ltd.	1,454	205,712

IT Services - 1.9%
Accenture PLC, Class A	598	179,944

Semiconductors & Semiconductor
Equipment - 7.1%
Analog Devices, Inc.	1,039	208,434
QUALCOMM, Inc.	1,471	243,965
Texas Instruments, Inc.	1,358	239,578
		691,977

Software - 11.2%
Microsoft Corp.	2,062	802,798
Oracle Corp.	2,494	283,693
		1,086,491
		2,536,125

Materials - 5.5%
Ecolab, Inc.	1,000	226,150
Linde PLC	704	310,436
		536,586

Utilities - 4.0%
NextEra Energy, Inc.	5,750	385,078

Total Common Stocks
( Cost $7,766,212 )		9,303,448
EXCHANGE TRADED FUNDS - 1.9%

Stock Funds - 1.9%
SPDR S&P 500 ETF Trust	366	183,724

Total Exchange Traded Funds
( Cost $183,084 )		183,724

SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S.
Government Money Market Fund,
Premier Class (A), 5.25%	242,712	$242,712

Total Short-Term Investments
( Cost $242,712 )		242,712

TOTAL INVESTMENTS - 100.3%
( Cost $8,192,008** )		9,729,884
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(32,842)

TOTAL NET ASSETS - 100.0%		$9,697,042

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $8,292,083.
(A)	7-day yield.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.
SPDR	Standard & Poor’s Depositary Receipt.
S&P	Standard & Poor’s.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 87.4%
Communication Services - 4.2%
Liberty Broadband Corp., Class C *	470,389	$23,392,445
Liberty Media Corp.-Liberty Formula One, Class A *	454,863	28,324,319
Liberty Media Corp.-Liberty Formula One, Class C *	73,082	5,113,547
		56,830,311

Consumer Discretionary - 13.0%
CarMax, Inc. *	594,358	40,398,513
Floor & Decor Holdings, Inc., Class A *	372,222	41,067,253
Ross Stores, Inc.	549,831	71,230,606
Thor Industries, Inc.	223,984	22,268,490
		174,964,862

Consumer Staples - 6.2%
Brown-Forman Corp., Class B	659,960	31,579,086
Dollar Tree, Inc. *	447,812	52,953,769
		84,532,855

Financials - 21.8%
Arch Capital Group Ltd. *	1,172,653	109,689,962
Brookfield Asset Management Ltd., Class A (A)	658,144	25,134,519
Brown & Brown, Inc.	734,861	59,920,566
Cullen/Frost Bankers, Inc.	131,172	13,686,486
Glacier Bancorp, Inc.	446,767	16,164,030
Moelis & Co., Class A	764,891	37,540,850
W R Berkley Corp.	417,876	32,163,916
		294,300,329

Health Care - 5.3%
Laboratory Corp. of America Holdings	190,385	38,337,828
Waters Corp. *	106,935	33,047,192
		71,385,020

Industrials - 17.5%
Armstrong World Industries, Inc.	198,558	$22,810,343
Carlisle Cos., Inc.	183,519	71,251,252
Copart, Inc. *	1,122,646	60,970,904
Expeditors International of
Washington, Inc.	184,874	20,578,325
PACCAR, Inc.	566,834	60,146,756
		235,757,580

Information Technology - 19.4%
Amphenol Corp., Class A	420,288	50,758,182
Arista Networks, Inc. *	112,447	28,849,402
CDW Corp.	202,128	48,886,678
Gartner, Inc. *	190,072	78,421,807
Microchip Technology, Inc.	164,646	15,144,139
MKS Instruments, Inc.	329,479	39,201,411
		261,261,619

Total Common Stocks
(cost: $801,897,713)		1,179,032,576

SHORT-TERM INVESTMENTS - 12.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.25%	166,420,591	166,420,591
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 5.34%	918,627	918,627

Total Short-Term Investments
( Cost $167,339,218 )		167,339,218

TOTAL INVESTMENTS - 99.8%
( Cost $969,236,931** )		1,346,371,794
NET OTHER ASSETS AND LIABILITIES - 0.2%		2,502,093
TOTAL NET ASSETS - 100.0%		$1,348,873,887

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $969,993,280.
(A)	All or a portion of these securities, with an aggregate fair value of $860,917, are on loan as part of a securities lending program. See footnote (C) and Note 11 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 93.2%
Communication Services - 3.8%
Cogent Communications Holdings, Inc.	75,152	$4,823,255
Gogo, Inc. *	222,341	2,014,410
		6,837,665

Consumer Discretionary - 9.4%
Ollie's Bargain Outlet Holdings, Inc. *	40,398	2,954,710
OneSpaWorld Holdings Ltd. *	572,849	7,286,639
Revolve Group, Inc. * (A)	172,004	3,424,599
Shake Shack, Inc., Class A *	31,082	3,290,030
		16,955,978

Consumer Staples - 9.3%
Edgewell Personal Care Co.	100,196	3,769,374
Hain Celestial Group, Inc. *	235,136	1,443,735
Primo Water Corp.	350,891	6,621,313
Simply Good Foods Co. *	133,305	4,858,967
		16,693,389

Energy - 1.7%
Chord Energy Corp.	16,872	2,986,007

Financials - 6.5%
Axis Capital Holdings Ltd.	53,982	3,310,716
BRP Group, Inc., Class A *	74,057	1,972,878
Moelis & Co., Class A	45,215	2,219,152
Texas Capital Bancshares, Inc. *	31,719	1,820,671
Western Alliance Bancorp	39,626	2,251,946
		11,575,363

Health Care - 8.0%
AMN Healthcare Services, Inc. *	32,053	1,922,539
Encompass Health Corp.	84,290	7,028,100
Globus Medical, Inc., Class A *	17,275	860,122
HealthEquity, Inc. *	46,858	3,697,565
Option Care Health, Inc. *	29,490	881,456
		14,389,782

Industrials - 21.4%
Carlisle Cos., Inc.	14,419	5,598,177
Core & Main, Inc., Class A *	105,123	5,936,296
Crane Co.	34,627	4,848,126
Hayward Holdings, Inc. *	188,378	$2,558,173
Helios Technologies, Inc.	26,083	1,176,343
Hillman Solutions Corp. *	242,735	2,320,547
Legalzoom.com, Inc. *	312,997	3,740,314
Leonardo DRS, Inc. *	162,901	3,505,629
Mueller Water Products, Inc., Class A	117,396	1,859,553
Saia, Inc. *	5,907	2,344,075
WillScot Mobile Mini Holdings Corp. *	124,986	4,619,483
		38,506,716

Information Technology - 24.2%
Box, Inc., Class A *	154,670	4,024,513
Ciena Corp. *	97,461	4,505,622
CommVault Systems, Inc. *	43,830	4,491,260
Confluent, Inc., Class A *	141,862	3,989,160
Crane NXT Co.	50,000	3,040,500
CTS Corp.	83,708	3,829,641
Entegris, Inc.	33,353	4,433,281
FormFactor, Inc. *	121,122	5,400,830
HashiCorp, Inc., Class A *	72,029	2,338,061
JFrog Ltd. *	83,755	3,340,149
Power Integrations, Inc.	62,511	4,170,734
		43,563,751

Materials - 8.9%
Huntsman Corp.	64,478	1,538,445
Olin Corp.	78,250	4,090,910
Scotts Miracle-Gro Co.	64,801	4,441,461
Summit Materials, Inc., Class A *	152,685	5,939,446
		16,010,262

Total Common Stocks
( Cost $126,039,001 )		167,518,913

SHORT-TERM INVESTMENTS - 8.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.25%	12,051,905	12,051,905
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 5.34%	2,372,991	2,372,991

Total Short-Term Investments
( Cost $14,424,896 )		14,424,896

TOTAL INVESTMENTS - 101.2%
( Cost $140,463,897** )		$181,943,809
NET OTHER ASSETS AND LIABILITIES - (1.2%)		(2,179,621)
TOTAL NET ASSETS - 100.0%		$179,764,188

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $142,587,245.
(A)	All or a portion of these securities, with an aggregate fair value of $2,276,928, are on loan as part of a securities lending program. See footnote (C) and Note 11 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 96.5%
Australia - 1.4%
Treasury Wine Estates Ltd.	22,504	$175,635

Brazil - 1.4%
Itau Unibanco Holding SA, ADR	29,141	176,303

Canada - 5.2%
Cameco Corp.	6,527	297,827
Canadian Pacific Kansas City Ltd.	2,442	191,526
Manulife Financial Corp.	7,045	164,289
		653,642

China - 6.1%
Alibaba Group Holding Ltd., ADR	3,780	282,933
Ping An Insurance Group Co. of China
Ltd., Class H	45,378	206,905
Tencent Holdings Ltd.	6,240	274,347
		764,185

Denmark - 1.1%
Genmab AS *	484	134,117

France - 8.2%
Air Liquide SA	764	149,571
Airbus SE	2,217	364,338
Hermes International SCA	56	134,630
LVMH Moet Hennessy Louis Vuitton SE	176	141,676
STMicroelectronics NV	3,212	127,067
Worldline SA * (A)	11,735	121,492
		1,038,774

Germany - 12.0%
adidas AG	1,161	280,127
Deutsche Telekom AG	12,906	295,380
KION Group AG	6,399	296,589
SAP SE, ADR	1,503	272,359
Siemens AG	1,192	223,602
Symrise AG	1,316	141,520
		1,509,577

Hong Kong - 2.0%
AIA Group Ltd.	34,144	250,378

India - 7.6%
HDFC Bank Ltd., ADR	5,960	343,296
Infosys Ltd., ADR	12,736	212,819
Larsen & Toubro Ltd., GDR	9,248	399,374
		955,489

Ireland - 1.9%
Kerry Group PLC, Class A	2,780	239,688

Israel - 1.8%
CyberArk Software Ltd. *	928	222,024

Italy - 1.1%
Ferrari NV	347	$144,248

Japan - 17.8%
CyberAgent, Inc.	24,984	156,185
Daiichi Sankyo Co. Ltd.	7,200	244,061
Keyence Corp.	367	162,565
Lasertec Corp.	1,100	259,682
Murata Manufacturing Co. Ltd.	8,164	148,552
Nidec Corp.	3,500	164,274
Pan Pacific International Holdings Corp.	13,200	312,609
Shin-Etsu Chemical Co. Ltd.	4,900	191,059
Shiseido Co. Ltd.	5,400	144,209
Sony Group Corp.	2,646	218,565
Toray Industries, Inc.	50,979	232,092
		2,233,853

Mexico - 5.8%
Fomento Economico Mexicano SAB de CV, ADR	1,232	144,957
Grupo Mexico SAB de CV, Series B	62,849	388,377
Wal-Mart de Mexico SAB de CV, ADR	5,147	191,520
		724,854

Netherlands - 4.7%
ASML Holding NV	377	328,921
NXP Semiconductors NV	1,033	264,644
		593,565

Norway - 1.4%
Norsk Hydro ASA	29,368	180,682

Switzerland - 6.4%
Lonza Group AG	511	282,936
Nestle SA	1,182	118,566
Partners Group Holding AG	178	228,236
Sika AG	611	173,486
		803,224

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,720	236,225

United Kingdom - 8.7%
AstraZeneca PLC	2,349	353,675
Diageo PLC	4,513	155,624
London Stock Exchange Group PLC	1,434	157,998
Prudential PLC	19,060	165,856
Shell PLC	7,395	263,533
		1,096,686
Total Common Stocks
( Cost $12,049,781 )		12,133,149

EXCHANGE TRADED FUNDS - 1.3%
United States - 1.3%
iShares MSCI ACWI ex U.S. ETF	3,061	$159,447

Total Exchange Traded Funds
( Cost $159,050 )		159,447

SHORT-TERM INVESTMENTS - 1.8%

United States - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.25%	230,641	230,641
Total Short-Term Investments
( Cost $230,641 )		230,641

TOTAL INVESTMENTS - 99.6%
( Cost $12,439,472** )		12,523,237
NET OTHER ASSETS AND LIABILITIES - 0.4%		51,544
TOTAL NET ASSETS - 100.0%		$12,574,781

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $12,535,508.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	7-day yield.

ACWI	All Country World Index.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
MSCI	Morgan Stanley Capital International.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Assets and Liabilities as of April 30, 2024 (unaudited)

	Conservative	Moderate	Aggressive		Tax-Free	Tax-Free	High Quality	Core
	Allocation	Allocation	Allocation	Diversified	Virginia	National	Bond	Bond
	Fund	Fund	Fund	Income Fund	Fund	Fund	Fund	Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$26,787,374	$66,749,723	$40,293,885	$29,802,111	$16,516,353	$17,406,116	$62,139,762	$174,904,664
Investments in affiliated securities, at fair value1‡	17,640,561	34,089,328	15,814,384	110,124,629	–	–	–	–
Cash	–	–	–	–	151,238	32,656	–	2,908
Receivables:
Investments sold	216,613	463,676	259,551	–	–	–	–	429,609
Fund shares sold	–	9,505	2,032	883	50	–	12,238	41,233
Dividends and Interest	47,085	66,651	19,131	69	224,699	229,313	475,540	1,271,251
Total assets	44,691,633	101,378,883	56,388,983	139,927,692	16,892,340	17,668,085	62,627,540	176,649,665
Liabilities:
Payables:
Investments purchased	–	–	–	–	–	–	–	500,000
Fund shares repurchased	7,078	54,897	40,883	88,699	1,082	8,078	11,972	127,574
Upon return of securities loaned	896,732	6,799,100	2,040,310	1,220,175	–	–	1,872,843	795,165
Advisory agreement fees	7,291	15,774	9,049	23,073	6,948	5,807	15,114	59,433
Administrative services agreement fees	9,112	19,719	11,312	23,072	4,865	5,081	8,520	12,055
Trustee fees	867	1,821	1,016	2,829	334	345	1,081	3,666
Distribution fees - Class C	7,747	3,456	1,322	12,995	–	–	–	–
Shareholder service fees	8,726	18,423	10,467	31,592	–	–	–	5,967
Dividends	–	–	–	2,356	1,100	3,646	–	303,827
Total liabilities	937,553	6,913,190	2,114,359	1,404,791	14,329	22,957	1,909,530	1,807,687
Net assets applicable to outstanding capital stock	$43,754,080	$94,465,693	$54,274,624	$138,522,901	$16,878,011	$17,645,128	$60,718,010	$174,841,978
Net assets consist of:
Paid-in capital	$47,917,135	$91,116,068	$49,297,579	$138,330,373	$17,749,836	$18,109,593	$68,830,387	$204,514,358
Accumulated distributable earnings (loss)	(4,163,055)	3,349,625	4,977,045	192,528	(871,825)	(464,465)	(8,112,377)	(29,672,380)

Net Assets	$43,754,080	$94,465,693	$54,274,624	$138,522,901	$16,878,011	$17,645,128	$60,718,010	$174,841,978

Class A Shares:
Net Assets	$31,328,456	$88,793,297	$52,154,409	$117,372,005				$29,371,186
Shares of beneficial interest outstanding	3,338,793	8,429,351	4,677,746	9,346,882				3,364,608
Net Asset Value and redemption price per share	$9.38	$10.53	$11.15	$12.56				$8.73
Sales charge of offering price[2]	0.57	0.64	0.68	0.77				0.41
Maximum offering price per share	$9.95	$11.17	$11.83	$13.33				$9.14
Class C Shares:
Net Assets	$12,425,624	$5,672,396	$2,120,215	$21,150,896
Shares of beneficial interest outstanding	1,301,405	542,816	197,373	1,663,671
Net Asset Value and redemption price per share[3]	$9.55	$10.45	$10.74	$12.71
Class Y Shares:
Net Assets					$16,878,011	$17,645,128	$46,483,141	$6,410,712
Shares of beneficial interest outstanding					1,589,898	1,771,162	4,585,387	738,726
Net Asset Value and redemption price per share[3]					$10.62	$9.96	$10.14	$8.68
Class I Shares:
Net Assets							$14,234,869	$54,991,382
Shares of beneficial interest outstanding							1,394,696	6,365,724
Net Asset Value and redemption price per share[3]							$10.21	$8.64
Class R6 Shares:
Net Assets								$84,068,698
Shares of beneficial interest outstanding								9,736,587
Net Asset Value and redemption price per share[3]								$8.63

†Cost of Investments in unaffiliated securities	$26,245,381	$63,309,427	$37,393,834	$29,494,769	$17,267,172	$17,848,178	$65,547,305	$191,923,019
‡Cost of investments in affiliated securities[1]	$19,545,866	$34,070,995	$14,154,671	$111,484,232	$–	$–	$–	$–
§Fair Value of securities on loan	$868,914	$6,604,074	$2,577,561	$1,185,954	$–	$–	$1,834,899	$778,882

[1]	See Note 14 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Income Funds and 4.50% for the Core Bond Fund.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Assets and Liabilities as of April 30, 2024 (unaudited) - concluded

	Covered Call & Equity Income Fund	Dividend Income Fund	Investors Fund	Sustainable Equity Fund	Mid-Cap Fund	Small Cap Fund	International Stock Fund

Assets:
Investments in unaffiliated securities, at fair value†§	$257,950,287	$158,853,367	$407,361,208	$9,729,884	$1,346,371,794	$181,943,809	$12,523,237
Investments in affiliated securities, at fair value1‡	–	–	–	–	–	–	–
Foreign currency (cost of $7,574) (Note 2)	–	–	–	–	–	–	7,492
Receivables:
Investments sold	–	1,161,426	–	–	–	900,032	–
Fund shares sold	305,656	85,318	430,693	1,809	4,994,392	12,296	144
Dividends and Interest	274,683	338,257	493,518	4,579	–	9,610	62,952
Total assets	258,530,626	160,438,368	408,285,419	9,736,272	1,351,366,186	182,865,747	12,593,825
Liabilities:
Payables:
Investments purchased	7,575,572	–	–	32,667	–	534,127	–
Fund shares repurchased	370,215	841,679	267,455	–	603,552	29,640	2,254
Upon return of securities loaned	–	–	2,298,626	–	918,627	2,372,991	–
Advisory agreement fees	174,775	95,832	236,117	5,594	783,528	132,244	10,997
Administrative services agreement fees	23,724	23,595	48,134	809	153,829	28,563	3,142
Trustee fees	4,915	3,984	6,629	160	16,139	3,182	236
Distribution fees - Class C	10,187	–	–	–	–	–	–
Shareholder service fees	7,971	10,143	21,943	–	16,624	812	2,415
Due to Custodian	1	–	–	–	–	–	–
Options written, at value (premium received $3,568,943)	3,082,163	–	–	–	–	–	–
Total liabilities	11,249,523	975,233	2,878,904	39,230	2,492,299	3,101,559	19,044
Net assets applicable to outstanding capital stock	$247,281,103	$159,463,135	$405,406,515	$9,697,042	$1,348,873,887	$179,764,188	$12,574,781
Net assets consist of:
Paid-in capital	$264,906,583	$123,177,073	$226,611,554	$9,026,519	$899,541,476	$130,035,005	$13,673,933
Accumulated distributable earnings (loss)	(17,625,480)	36,286,062	178,794,961	670,523	449,332,411	49,729,183	(1,099,152)
Net Assets	$247,281,103	$159,463,135	$405,406,515	$9,697,042	$1,348,873,887	$179,764,188	$12,574,781

Class A Shares:
Net Assets	$22,175,388	$49,973,040	$107,206,702		$80,405,246	$3,953,113	$11,974,137
Shares of beneficial interest outstanding	2,401,013	1,901,258	3,841,610		5,497,829	372,531	1,300,035
Net Asset Value and redemption price per share	$9.24	$26.28	$27.91		$14.62	$10.61	$9.21
Sales charge of offering price2	0.56	1.60	1.70		0.89	0.65	0.56
Maximum offering price per share	$9.80	$27.88	$29.61		$15.51	$11.26	$9.77
Class C Shares:
Net Assets	$16,272,354
Shares of beneficial interest outstanding	2,001,885
Net Asset Value and redemption price per share3	$8.13
Class Y Shares:
Net Assets	$39,127,702	$72,194,786	$125,891,964	$118,897	$391,041,669	$162,050,390	$600,644
Shares of beneficial interest outstanding	4,033,428	2,745,211	4,501,038	11,822	24,631,119	14,990,340	65,803
Net Asset Value and redemption price per share3	$9.70	$26.30	$27.97	$10.06	$15.88	$10.81	$9.13
Class I Shares:
Net Assets	$168,603,923	$31,834,324	$99,531,989	$9,578,145	$723,430,141	$13,423,391
Shares of beneficial interest outstanding	17,373,158	1,211,249	3,577,898	953,100	45,479,632	1,238,674
Net Asset Value and redemption price per share3	$9.70	$26.28	$27.82	$10.05	$15.91	$10.84
Class R6 Shares:
Net Assets	$1,101,736	$5,460,985	$72,775,860		$153,996,831	$337,294
Shares of beneficial interest outstanding	111,192	207,744	2,586,346		9,418,026	31,059
Net Asset Value and redemption price per share3	$9.91	$26.29	$28.14		$16.35	$10.86

†Cost of Investments in unaffiliated securities	$279,541,636	$131,027,912	$234,357,141	$8,192,008	$969,236,931	$140,463,897	$12,439,472
‡Cost of investments in affiliated securities	$–	$–	$–	$–	$–	$–	$–
§Fair Value of securities on loan	$–	$–	$2,154,222	$–	$860,917	$2,276,928	$–

[1]	See Note 14 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Covered Call & Equity Income, Dividend Income, Investors, Sustainable Equity, Mid Cap, Small Cap and International Stock funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Operations for the Six Months Ended April 30, 2024 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Diversified Income Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund
Investment Income:
Interest	$47,509	$113,934	$66,586	$77,866	$238,117	$254,801	$963,074	$3,899,594
Dividends
Unaffiliated issuers	446,721	905,736	518,216	592,321	–	–	–	–
Affiliated issuers[1]	270,842	421,964	147,549	4,266,631	–	–	–	–
Income from securities lending	2,085	4,646	3,337	30,772	–	–	5,097	1,938
Total investment income	767,157	1,446,280	735,688	4,967,590	238,117	254,801	968,171	3,901,532
Expenses:[2]
Advisory agreement fees	44,542	95,994	54,591	142,692	42,539	35,441	88,822	370,624
Administrative services agreement fees	55,677	119,992	68,239	142,692	29,778	31,011	50,247	74,395
Trustee fees	1,744	3,662	2,044	5,689	672	693	2,173	7,373
Distribution fees - Class C	47,531	21,592	7,974	78,349	–	–	–	–
Shareholder service fees - Class A	39,048	110,179	63,892	150,827	–	–	–	37,637
Shareholder service fees - Class C	15,844	7,197	2,658	26,116	–	–	–	–
Other expenses	51	112	64	166	20	21	72	222
Total expenses	204,437	358,728	199,462	546,531	73,009	67,166	141,314	490,251
Net Investment Income (Loss)	562,720	1,087,552	536,226	4,421,059	165,108	187,635	826,857	3,411,281
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	(86,305)	737,373	484,463	1,262,254	(3,867)	(1,034)	(369,953)	(3,384,713)
Affiliated issuers[1]	(28,805)	(120,100)	5,839	(24,160)	–	–	–	–
Capital gain distributions received from underlying funds
Affiliated issuers[1]	309,019	963,660	658,395	367,775	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	1,827,368	5,121,462	3,772,083	227,783	671,101	706,003	992,738	9,820,547
Affiliated Issuers[1]	906,873	2,016,266	1,048,342	3,411,229	–	–	–	–
Net Realized and Unrealized Gain on Investments	2,928,150	8,718,661	5,969,122	5,244,881	667,234	704,969	622,785	6,435,834
Net Increase in Net Assets from Operations	$3,490,870	$9,806,213	$6,505,348	$9,665,940	$832,342	$892,604	$1,449,642	$9,847,115

[1]	See Note 14 for information on affiliated issuers
[2]	See Note 5 for information on expense.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Operations for the Six Months Ended April 30, 2024 (unaudited) - concluded

	Covered Call & Equity Income Fund	Dividend Income Fund	Investors Fund	Sustainable Equity Fund	Mid-Cap Fund	Small Cap Fund	International Stock Fund
Investment Income:
Interest	$1,963,078	$51,760	$430,029	$5,486	$2,128,960	$192,393	$4,344
Dividends
Unaffiliated issuers	2,199,673	2,920,072	2,243,864	74,996	5,287,514	707,676	112,442
Less: Foreign taxes withheld/reclaimed	(11,550)	–	2,406	(544)	(36,662)	(12,474)	(8,634)
Income from securities lending	401	8,452	2,542	8	5,947	1,435	582
Total investment income	4,151,602	2,980,284	2,678,841	79,946	7,385,759	889,030	108,734
Expenses:[1]
Advisory agreement fees	1,069,137	640,792	1,350,197	32,404	4,060,872	779,421	67,036
Administrative services agreement fees	147,517	156,524	275,283	4,686	800,944	168,481	19,153
Trustee fees	9,884	8,012	13,332	322	32,456	6,399	473
Distribution fees - Class C	58,638	–	–	–	–	–	–
Shareholder service fees - Class A	27,380	63,409	129,720	–	96,821	4,662	14,987
Shareholder service fees - Class C	19,546	–	–	–	–	–	–
Other expenses	287	199	468	11	1,508	208	15
Total expenses	1,332,389	868,936	1,769,000	37,423	4,992,601	959,171	101,664
Net Investment Income (Loss)	2,819,213	2,111,348	909,841	42,523	2,393,158	(70,141)	7,070
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	(3,591,870)	–	–	–	–	–	–
Options written	5,990,243	–	–	–	–	–	–
Unaffiliated issuers	3,236,526	10,020,679	6,498,340	(41,945)	71,223,596	12,880,662	(8,020)
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options written	(539,360)	–	–	–	–	–	–
Unaffiliated issuers	6,374,180	4,854,747	57,543,955	1,453,738	67,511,771	24,758,184	1,920,948
Net Realized and Unrealized Gain on Investments	11,469,719	14,875,426	64,042,295	1,411,793	138,735,367	37,638,846	1,912,928
Net Increase in Net Assets from Operations	$14,288,932	$16,986,774	$64,952,136	$1,454,316	$141,128,525	$37,568,705	$1,919,998

[1]	See Note 5 for information on expense.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	(unaudited)		(unaudited)		(unaudited)
	Six-Months		Six-Months		Six-Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	4/30/24	10/31/23	4/30/24	10/31/23	4/30/24	10/31/23

Net Assets at beginning of period	$43,068,158	$50,698,246	$90,736,221	$102,432,212	$50,844,640	$53,196,313
Increase (decrease) in net assets from operations:
Net investment income (loss)	562,720	985,668	1,087,552	1,911,493	536,226	922,054
Net realized gain (loss)	193,909	(960,426)	1,580,933	(177,877)	1,148,697	295,395
Net change in unrealized appreciation (depreciation)	2,734,241	828,975	7,137,728	1,230,466	4,820,425	784,122
Net increase (decrease) in net assets from operations	3,490,870	854,217	9,806,213	2,964,082	6,505,348	2,001,571
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(429,364)	(736,870)	(1,934,212)	(1,270,119)	(986,302)	(604,964)
Class B1	–	(6,339)	–	(23,787)	–	(11,337)
Class C	(120,028)	(192,312)	(81,838)	(45,348)	(24,923)	(13,768)
Total distributions	(549,392)	(935,521)	(2,016,050)	(1,339,254)	(1,011,225)	(630,069)
Capital Stock transactions:
Class A Shares
Shares sold	535,726	2,691,641	1,911,619	5,978,139	1,219,767	4,081,361
Issued to shareholders in reinvestment of distributions	428,684	735,740	1,929,329	1,266,452	985,451	604,612
Shares redeemed	(2,237,549)	(7,898,219)	(7,573,041)	(16,061,858)	(4,212,595)	(5,979,015)
Net increase (decrease) from capital stock transactions	(1,273,139)	(4,470,838)	(3,732,093)	(8,817,267)	(2,007,377)	(1,293,042)
Class B Shares[1]
Shares sold	–	–	–	136	–	–
Issued to shareholders in reinvestment of distributions	–	6,339	–	23,787	–	11,337
Shares redeemed	–	(1,363,629)	–	(3,694,652)	–	(2,050,380)
Net increase (decrease) from capital stock transactions	–	(1,357,290)	–	(3,670,729)	–	(2,039,043)
Class C Shares
Shares sold	12,425	112,654	62,062	96,934	36,631	32,926
Issued to shareholders in reinvestment of distributions	120,028	192,312	81,838	45,348	24,923	13,768
Shares redeemed	(1,114,870)	(2,025,622)	(472,498)	(975,105)	(118,316)	(437,784)
Net increase (decrease) from capital stock transactions	(982,417)	(1,720,656)	(328,598)	(832,823)	(56,762)	(391,090)
Total increase (decrease) from capital stock transactions	(2,255,556)	(7,548,784)	(4,060,691)	(13,320,819)	(2,064,139)	(3,723,175)
Total increase (decrease) in net assets	685,922	(7,630,088)	3,729,472	(11,695,991)	3,429,984	(2,351,673)
Net Assets at end of period	$43,754,080	$43,068,158	$94,465,693	$90,736,221	$54,274,624	$50,844,640

Capital Share transactions:
Class A Shares
Shares sold	56,656	292,526	182,421	600,051	110,848	398,580
Issued to shareholders in reinvestment of distributions	45,092	80,928	185,157	131,239	90,493	61,134
Shares redeemed	(238,302)	(862,523)	(722,355)	(1,612,376)	(381,428)	(584,751)
Net increase (decrease) from capital shares transactions	(136,554)	(489,069)	(354,777)	(881,086)	(180,087)	(125,037)
Class B Shares[1]
Shares sold	–	–	–	14	–	–
Issued to shareholders in reinvestment of distributions	–	693	–	2,480	–	1,189
Shares redeemed	–	(145,166)	–	(373,956)	–	(207,173)
Net increase (decrease) from capital shares transactions	–	(144,473)	–	(371,462)	–	(205,984)
Class C Shares
Shares sold	1,303	12,332	5,993	9,797	3,577	3,332
Issued to shareholders in reinvestment of distributions	12,421	20,796	7,899	4,724	2,371	1,442
Shares redeemed	(118,338)	(217,351)	(45,292)	(98,599)	(11,061)	(44,006)
Net increase (decrease) in shares outstanding	(104,614)	(184,223)	(31,400)	(84,078)	(5,113)	(39,232)

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated ..

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Changes in Net Assets - continued

	Diversified Income Fund		Tax-Free Virginia Fund		Tax-Free National Fund
	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23
Net Assets at beginning of period	$140,229,091	$161,841,486	$16,575,085	$17,745,739	$17,114,330	$17,620,800
Increase (decrease) in net assets from operations:
Net investment income (loss)	4,421,059	3,169,645	165,108	326,575	187,635	359,762
Net realized gain (loss)	1,605,869	16,701,621	(3,867)	(3,104)	(1,034)	(23,159)
Net change in unrealized appreciation (depreciation)	3,639,012	(21,608,060)	671,101	(180,392)	706,003	(131,162)
Net increase (decrease) in net assets from operations	9,665,940	(1,736,794)	832,342	143,079	892,604	205,441
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(18,342,290)	(10,809,345)
Class B1	–	(149,845)
Class C	(3,019,500)	(1,631,141)
Class Y			(164,283)	(325,626)	(187,491)	(484,508)
Total distributions	(21,361,790)	(12,590,331)	(164,283)	(325,626)	(187,491)	(484,508)
Capital Stock transactions:
Class A Shares
Shares sold	706,446	6,374,140
Issued to shareholders in reinvestment of distributions	18,240,278	10,752,704
Shares redeemed	(11,573,262)	(21,466,075)
Net increase (decrease) from capital stock transactions	7,373,462	(4,339,231)
Class B Shares[1]
Shares sold	–	–
Issued to shareholders in reinvestment of distributions	–	149,845
Shares redeemed	–	(2,855,529)
Net increase (decrease) from capital stock transactions	–	(2,705,684)
Class C Shares
Shares sold	1,196,823	1,398,950
Issued to shareholders in reinvestment of distributions	3,019,500	1,631,108
Shares redeemed	(1,600,125)	(3,270,413)
Net increase (decrease) from capital stock transactions	2,616,198	(240,355)
Class Y Shares
Shares sold			28,616	325,524	41,604	374,081
Issued to shareholders in reinvestment of distributions			158,139	314,288	167,946	439,238
Shares redeemed			(551,888)	(1,627,919)	(383,865)	(1,040,722)
Net increase (decrease) from capital stock transactions			(365,133)	(988,107)	(174,315)	(227,403)
Total increase (decrease) from capital stock transactions	9,989,660	(7,285,270)	(365,133)	(988,107)	(174,315)	(227,403)
Total increase (decrease) in net assets	(1,706,190)	(21,612,395)	302,926	(1,170,654)	530,798	(506,470)
Net Assets at end of period	$138,522,901	140,229,091	16,878,011	16,575,085	17,645,128	17,114,330

Capital Share transactions:
Class A Shares
Shares sold	53,403	432,410
Issued to shareholders in reinvestment of distributions	1,405,290	740,491
Shares redeemed	(871,162)	(1,483,158)
Net increase (decrease) from capital shares transactions	587,531	(310,257)
Class B Shares[1]
Shares sold	–	–
Issued to shareholders in reinvestment of distributions	–	10,174
Shares redeemed	–	(190,334)
Net increase (decrease) from capital shares transactions	–	(180,160)
Class C Shares
Shares sold	87,961	94,879
Issued to shareholders in reinvestment of distributions	229,860	111,138
Shares redeemed	(116,123)	(225,141)
Net increase (decrease) in shares outstanding	201,698	(19,124)
Class Y Shares
Shares sold			2,659	30,434	4,112	37,538
Issued to shareholders in reinvestment of distributions			14,729	29,576	16,686	44,095
Shares redeemed			(51,783)	(152,845)	(38,623)	(104,332)
Net increase (decrease) in shares outstanding			(34,395)	(92,835)	(17,825)	(22,699)

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Changes in Net Assets - continued

	High Quality Bond Fund		Core Bond Fund		Covered Call & Equity Income Fund
	(unaudited)		(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/24	10/31/23	4/30/24	10/31/23	4/30/24	10/31/23
Net Assets at beginning of period	$53,555,404	$76,785,728	$181,585,537	$179,795,322	$244,288,430	$135,198,709
Increase (decrease) in net assets from operations:
Net investment income	826,857	1,408,252	3,410,502	5,736,427	2,819,213	3,431,614
Net realized gain (loss)	(369,953)	(3,293,011)	(3,383,934)	(5,671,173)	5,634,899	14,184,707
Net change in unrealized appreciation (depreciation)	992,738	3,574,224	9,820,547	469,693	5,834,820	(7,720,108)
Net increase (decrease) in net assets from operations	1,449,642	1,689,465	9,847,115	534,947	14,288,932	9,896,213
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A			(478,662)	(853,260)	(1,100,036)	(1,205,998)
Class B1			–	(881)
Class C					(864,240)	(856,454)
Class Y	(596,720)	(1,097,908)	(113,622)	(204,780)	(2,589,110)	(3,295,749)
Class I	(176,308)	(281,440)	(981,626)	(1,643,723)	(7,844,609)	(7,834,925)
Class R6			(1,750,879)	(3,046,353)	(56,687)	(95,856)
Total distributions	(773,028)	(1,379,348)	(3,324,789)	(5,748,997)	(12,454,682)	(13,288,982)
Capital Stock transactions:
Class A Shares
Shares sold			287,061	860,171	2,829,117	7,536,257
Issued to shareholders in reinvestment of distributions			472,016	842,123	1,057,814	1,157,932
Shares redeemed			(1,920,430)	(4,533,685)	(2,497,016)	(1,757,531)
Net increase (decrease) from capital stock transactions			(1,161,353)	(2,831,391)	1,389,915	6,936,658
Class B Shares[1]
Shares sold			–	–
Issued to shareholders in reinvestment of distributions			–	881
Shares redeemed			–	(259,260)
Net increase (decrease) from capital stock transactions			–	(258,379)
Class C Shares
Shares sold					2,578,999	6,790,275
Issued to shareholders in reinvestment of distributions					819,991	799,693
Shares redeemed					(1,233,908)	(1,410,491)
Net increase (decrease) from capital stock transactions					2,165,082	6,179,477
ClassY Shares
Shares sold	10,721,134	21,404,374	240,670	872,042	8,158,719	39,743,118
Issued to shareholders in reinvestment of distributions.	548,739	1,018,024	97,497	175,012	2,473,340	3,138,173
Shares redeemed	(7,652,495)	(41,974,703)	(649,535)	(1,362,413)	(29,115,974)	(22,010,147)
Net increase (decrease) from capital stock transactions	3,617,378	(19,552,305)	(311,368)	(315,359)	(18,483,915)	20,871,144
Class I Shares
Shares sold	3,597,071	7,778,965	4,588,595	17,483,106	48,122,493	112,619,189
Issued to shareholders in reinvestment of distributions	176,308	281,440	928,173	1,552,119	7,844,351	7,834,876
Shares redeemed	(904,765)	(12,048,541)	(5,077,923)	(10,489,552)	(39,793,659)	(42,367,448)
Net increase (decrease) from capital stock transactions	2,868,614	(3,988,136)	438,845	8,545,673	16,173,185	78,086,617
Class R6 Shares
Shares sold			2,724,398	2,484,193	86,951	2,082,426
Issued to shareholders in reinvestment of distributions			46,416	77,433	56,687	95,856
Shares redeemed			(15,002,823)	(697,905)	(229,482)	(1,769,688)
Net increase (decrease) from capital stock transactions			(12,232,009)	1,863,721	(85,844)	408,594
Total increase (decrease) from capital stock transactions	6,485,992	(23,540,441)	(13,265,885)	7,004,265	1,158,423	112,482,490
Total increase (decrease) in net assets	7,162,606	(23,230,324)	(6,743,559)	1,790,215	2,992,673	109,089,721
Net Assets at end of period	$60,718,010	$53,555,404	$174,841,978	$181,585,537	$247,281,103	$244,288,430

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Changes in Net Assets - continued

	High Quality Bond Fund		Core Bond Fund		Covered Call & Equity Income Fund
	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23
Capital Share transactions:
Class A Shares
Shares sold			32,036	95,994	303,648	785,843
Issued to shareholders in reinvestment of distributions			52,923	94,974	113,100	123,785
Shares redeemed			(215,737)	(510,519)	(269,557)	(184,664)
Net increase (decrease) from capital shares transactions			(130,778)	(319,551)	147,191	724,964
Class B Shares[1]
Shares sold			–	–
Issued to shareholders in reinvestment of distributions			–	98
Shares redeemed			–	(28,766)
Net increase (decrease) from capital shares transactions			–	(28,668)
Class C Shares
Shares sold					311,235	801,083
Issued to shareholders in reinvestment of distributions					99,277	95,617
Shares redeemed					(150,787)	(166,623)
Net increase (decrease) in shares outstanding					259,725	730,077
Class Y Shares
Shares sold	1,041,105	2,092,042	27,202	98,288	834,540	3,990,393
Issued to shareholders in reinvestment of distributions	53,338	100,447	10,994	19,853	252,431	321,091
Shares redeemed	(745,483)	(4,135,130)	(73,214)	(153,024)	(3,012,014)	(2,214,734)
Net increase (decrease) in shares outstanding	348,960	(1,942,641)	(35,018)	(34,883)	(1,925,043)	2,096,750
Class I Shares
Shares sold	346,178	762,039	518,450	1,965,156	4,946,918	11,337,708
Issued to shareholders in reinvestment of distributions	17,024	27,560	105,153	176,906	799,649	800,066
Shares redeemed	(87,423)	(1,170,901)	(576,810)	(1,191,201)	(4,071,889)	(4,281,364)
Net increase (decrease) in shares outstanding	275,779	(381,302)	46,793	950,861	1,674,678	7,856,410
Class R6 Shares
Shares sold			306,051	281,358	8,717	204,420
Issued to shareholders in reinvestment of distributions			5,261	8,825	5,664	9,567
Shares redeemed			(1,725,984)	(81,600)	(23,342)	(172,387)
Net increase (decrease) in shares outstanding			(1,414,672)	208,583	(8,961)	41,600

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Changes in Net Assets - continued

	Dividend Income Fund		Investors Fund		Sustainable Equity
	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23
Net Assets at beginning of period	$197,520,501	$301,287,528	$333,251,378	$300,404,105	$8,058,672	$9,279,877
Increase (decrease) in net assets from operations:
Net investment income (loss)	2,111,348	5,720,585	909,841	682,073	42,523	81,744
Net realized gain (loss)	10,020,679	6,400,352	6,498,340	27,794,677	(41,945)	(644,177)
Net change in unrealized appreciation (depreciation)	4,854,747	(22,005,237)	57,543,955	13,700,734	1,453,738	1,011,443
Net increase (decrease) in net assets from operations	16,986,774	(9,884,300)	64,952,136	42,177,484	1,454,316	449,010
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(2,427,889)	(4,905,579)	(7,677,989)	(5,361,415)
Class Y	(4,371,873)	(14,496,468)	(8,573,541)	(5,634,351)	(937)	(384)
Class I	(1,924,446)	(5,077,817)	(7,275,766)	(4,540,678)	(86,959)	(52,927)
Class R6	(521,132)	(1,744,781)	(5,271,656)	(3,481,988)
Total distributions	(9,245,340)	(26,224,645)	(28,798,952)	(19,018,432)	(87,896)	(53,311)
Capital Stock transactions:
Class A Shares
Shares sold	446,002	816,977	1,287,104	2,476,334
Issued to shareholders in reinvestment of distributions	2,418,108	4,891,167	7,630,977	5,343,628
Shares redeemed	(3,441,268)	(5,326,138)	(5,475,130)	(8,996,900)
Net increase (decrease) from capital stock transactions	(577,158)	382,006	3,442,951	(1,176,938)
Class Y Shares
Shares sold	7,758,843	25,609,814	18,557,971	12,043,076	2	26,518
Issued to shareholders in reinvestment of distributions	4,259,737	14,302,840	7,829,873	5,142,831	937	384
Shares redeemed	(42,134,615)	(88,386,379)	(8,710,703)	(15,655,943)	(134)	(11,906)
Net increase (decrease) from capital stock transactions	(30,116,035)	(48,473,725)	17,677,141	1,529,964	805	14,996
Class I Shares
Shares sold	7,715,063	14,973,132	20,442,417	34,212,763	1,467,901	884,322
Issued to shareholders in reinvestment of distributions	1,901,468	5,025,920	7,087,145	4,415,273	86,959	52,927
Shares redeemed	(18,116,324)	(33,903,332)	(17,003,749)	(36,386,959)	(1,283,715)	(2,569,149)
Net increase (decrease) from capital stock transactions	(8,499,793)	(13,904,280)	10,525,813	2,241,077	271,145	(1,631,900)
Class R6 Shares
Shares sold	264,809	1,257,714	10,062,766	4,625,714
Issued to shareholders in reinvestment of distributions	130,703	215,685	5,271,656	3,481,988
Shares redeemed	(7,001,326)	(7,135,482)	(10,978,374)	(1,013,584)
Net increase (decrease) from capital stock transactions	(6,605,814)	(5,662,083)	4,356,048	7,094,118
Total increase (decrease) from capital stock transactions	(45,798,800)	(67,658,082)	36,001,953	9,688,221	271,950	(1,616,904)
Total increase (decrease) in net assets	(38,057,366)	(103,767,027)	72,155,137	32,847,273	1,638,370	(1,221,205)
Net Assets at end of period	$159,463,135	$197,520,501	$405,406,515	$333,251,378	$9,697,042	$8,058,672
Capital Share transactions:
Class A Shares
Shares sold	16,763	29,520	46,751	99,522
Issued to shareholders in reinvestment of distributions	90,735	176,849	288,621	236,026
Shares redeemed	(129,690)	(192,547)	(200,338)	(362,389)
Net increase (decrease) from capital shares transactions	(22,192)	13,822	135,034	(26,841)
Class Y Shares
Shares sold	291,909	915,937	682,395	479,994	–	3,005
Issued to shareholders in reinvestment of distributions	159,791	516,631	295,802	226,856	98	47
Shares redeemed	(1,582,949)	(3,223,770)	(319,019)	(633,711)	(13)	(1,327)
Net increase (decrease) in shares outstanding	(1,131,249)	(1,791,202)	659,178	73,139	85	1,725
Class I Shares
Shares sold	291,149	536,676	751,664	1,384,747	152,025	103,844
Issued to shareholders in reinvestment of distributions	71,369	181,712	269,268	195,626	9,106	6,478
Shares redeemed	(683,418)	(1,229,444)	(620,332)	(1,440,455)	(134,477)	(302,734)
Net increase (decrease) in shares outstanding	(320,900)	(511,056)	400,600	139,918	26,654	(192,412)
Class R6 Shares
Shares sold	9,957	46,642	364,740	182,271
Issued to shareholders in reinvestment of distributions	4,901	7,815	198,034	152,585
Shares redeemed	(267,025)	(263,169)	(392,466)	(41,854)
Net increase (decrease) in shares outstanding	(252,167)	(208,712)	170,308	293,002

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Changes in Net Assets - continued

	Mid Cap Fund		Small Cap Fund		International Stock Fund
	(unaudited)		(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/24	10/31/23	4/30/24	10/31/23	4/30/24	10/31/23
Net Assets at beginning of period	$818,178,739	$681,139,846	$159,012,042	$183,678,969	$11,748,693	$11,700,503
Increase (decrease) in net assets from operations:
Net investment income (loss)	2,393,158	1,668,461	(70,141)	(305,219)	7,070	42,772
Net realized gain (loss)	71,223,596	11,986,430	12,880,662	(3,387,971)	(8,020)	(564,244)
Net change in unrealized appreciation (depreciation)	67,511,771	61,556,428	24,758,184	1,964,433	1,920,948	1,552,972
Net increase (decrease) in net assets from operations	141,128,525	75,211,319	37,568,705	(1,728,757)	1,919,998	1,031,500
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(922,220)	(1,324,553)	(11,238)	(179,025)	(36,754)	(32,805)
Class B1	–	(15,919)
Class Y	(4,031,088)	(4,921,978)	(472,024)	(8,397,631)	(3,902)	(3,683)
Class I	(6,314,643)	(5,343,152)	(38,271)	(665,129)
Class R6	(1,990,863)	(1,689,800)	(762)	(8,456)
Total distributions	(13,258,814)	(13,295,402)	(522,295)	(9,250,241)	(40,656)	(36,488)
Capital Stock transactions:
Class A Shares
Shares sold	9,092,768	4,506,231	181,797	279,082	121,902	456,429
Issued to shareholders in reinvestment of distributions	917,461	1,320,827	11,197	178,626	36,616	32,705
Shares redeemed	(6,571,728)	(7,862,784)	(287,773)	(353,439)	(1,065,217)	(1,195,120)
Net increase (decrease) from capital stock transactions	3,438,501	(2,035,726)	(94,779)	104,269	(906,699)	(705,986)
Class B Shares[1]
Shares sold	–	–			–	–
Issued to shareholders in reinvestment of distributions	–	15,919			–	–
Shares redeemed	–	(659,890)			–	(164,756)
Net increase (decrease) from capital stock transactions	–	(643,971)			–	(164,756)
Class Y Shares
Shares sold	132,874,401	53,812,846	3,332,368	3,613,982	75,989	171,894
Issued to shareholders in reinvestment of distributions	3,945,121	4,842,873	460,853	8,224,379	3,902	3,683
Shares redeemed	(47,063,626)	(72,929,799)	(18,886,918)	(24,644,757)	(226,446)	(251,657)
Net increase (decrease) from capital stock transactions	89,755,896	(14,274,080)	(15,093,697)	(12,806,396)	(146,555)	(76,080)
Class I Shares
Shares sold	372,267,906	143,126,817	3,658,757	3,109,982
Issued to shareholders in reinvestment of distributions	6,189,298	5,228,821	38,271	665,129
Shares redeemed	(90,593,901)	(73,959,042)	(4,865,220)	(4,836,229)
Net increase (decrease) from capital stock transactions	287,863,303	74,396,596	(1,168,192)	(1,061,118)
Class R6 Shares
Shares sold	33,021,878	47,379,398	61,788	76,246
Issued to shareholders in reinvestment of distributions	846,593	598,094	762	8,456
Shares redeemed	(12,100,734)	(30,297,335)	(146)	(9,386)
Net increase (decrease) from capital stock transactions	21,767,737	17,680,157	62,404	75,316
Total increase (decrease) from capital stock transactions	402,825,437	75,122,976	(16,294,264)	(13,687,929)	(1,053,254)	(946,822)
Total increase (decrease) in net assets	530,695,148	137,038,893	20,752,146	(24,666,927)	826,088	48,190
Net Assets at end of period	$1,348,873,887	$818,178,739	$179,764,188	$159,012,042	$12,574,781	$11,748,693
Capital Share transactions:
Class A Shares
Shares sold	617,801	358,810	18,068	30,058	13,459	52,969
Issued to shareholders in reinvestment of distributions	63,361	113,669	1,111	20,771	4,019	4,093
Shares redeemed	(452,126)	(632,007)	(29,434)	(38,672)	(117,900)	(141,569)
Net increase (decrease) from capital shares transactions	229,036	(159,528)	(10,255)	12,157	(100,422)	(84,507)
Class B Shares[1]
Shares sold	–	–			–	–
Issued to shareholders in reinvestment of distributions	–	1,836			–	–
Shares redeemed	–	(70,692)			–	(19,908)
Net increase (decrease) from capital shares transactions	–	(68,856)			–	(19,908)

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Statements of Changes in Net Assets - concluded

	Mid Cap Fund		Small Cap Fund		International Stock Fund
	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23	(unaudited) Six-Months Ended 4/30/24	Year Ended 10/31/23
Class Y Shares
Shares sold	$8,331,974	$3,986,513	$325,990	$384,098	$8,603	$20,175
Issued to shareholders in reinvestment of distributions	251,282	386,194	44,917	942,082	433	465
Shares redeemed	(2,935,986)	(5,533,876)	(1,874,971)	(2,614,987)	(25,213)	(30,086)
Net increase (decrease) in shares outstanding	5,647,270	(1,161,169)	(1,504,064)	(1,288,807)	(16,177)	(9,446)
Class I Shares
Shares sold	23,312,512	10,597,649	347,271	325,980
Issued to shareholders in reinvestment of distributions	393,721	416,307	3,723	76,102
Shares redeemed	(5,617,566)	(5,445,271)	(479,565)	(516,657)
Net increase (decrease) in shares outstanding	18,088,667	5,568,685	(128,571)	(114,575)
Class R6 Shares
Shares sold	2,019,118	3,359,279	5,766	8,066
Issued to shareholders in reinvestment of distributions	52,388	46,328	74	966
Shares redeemed	(734,245)	(2,179,297)	(15)	(1,021)
Net increase (decrease) in shares outstanding	1,337,261	1,226,310	5,825	8,011

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated ..

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
	CLASS A								CLASS C
	(unaudited)								(unaudited)
	Six-Months		Year Ended October 31,						Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019		Ended 4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$8.78		$8.85	$11.12	$11.15	$10.96	$10.39		$8.93		$9.00	$11.30	$11.32	$11.11	$10.48
Income from Investment Operations:
Net investment income	0.13		0.21	0.20	0.10	0.13 [1]	0.36	[1,2]	0.10		0.15	0.13	0.01	0.04 [1]	0.29	[1,2]
Net realized and unrealized gain (loss) on investments	0.60		(0.08)	(1.77)	0.63	0.46	0.68	[2]	0.61		(0.09)	(1.81)	0.64	0.48	0.68	[2]
Total from investment operations	0.73		0.13	(1.57)	0.73	0.59	1.04		0.71		0.06	(1.68)	0.65	0.52	0.97
Less Distributions From:
Net investment income	(0.13)		(0.20)	(0.19)	(0.18)	(0.19)	(0.18)		(0.09)		(0.13)	(0.11)	(0.09)	(0.10)	(0.05)
Capital gains	–		–	(0.51)	(0.58)	(0.21)	(0.29)		–		–	(0.51)	(0.58)	(0.21)	(0.29)
Total distributions	(0.13)		(0.20)	(0.70)	(0.76)	(0.40)	(0.47)		(0.09)		(0.13)	(0.62)	(0.67)	(0.31)	(0.34)
Net increase (decrease) in net asset value	0.60		(0.07)	(2.27)	(0.03)	0.19	0.57		0.62		(0.07)	(2.30)	(0.02)	0.21	0.63
Net Asset Value at end of period	$9.38		$8.78	$8.85	$11.12	$11.15	$10.96		$9.55		$8.93	$9.00	$11.30	$11.32	$11.11
Total Return (%)[3]	8.26	[4]	1.36	(15.00)	6.72	5.62	10.37		7.94	[4]	0.60	(15.67)	5.91	4.89	9.50
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$31,328		$30,510	$35,084	$45,932	$44,146	$42,662		$12,426		$12,558	$14,315	$20,154	$20,137	$20,303
Ratios of expenses to average net assets (%)	0.70	[5]	0.71	0.71	0.71	0.70	0.70		1.46	[5]	1.46	1.46	1.46	1.45	1.45
Ratio of net investment income to average net assets (%)	2.74	[5]	2.24	1.97	0.86	1.19	3.38	[2]	1.98	[5]	1.49	1.27	0.11	0.45	2.60	[2]
Portfolio turnover (%)[6]	20	[4]	53	84	63	73	57		20	[4]	53	84	63	73	57

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.17, $0.87, and 1.64%, respectively, for the class A Shares and $0.10, $0.87, and 0.89%, respectively, for the class C shares.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	MODERATE ALLOCATION FUND
	CLASS A								CLASS C
	(unaudited)								(unaudited)
	Six-Months		Year Ended October 31,						Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019		Ended 4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$9.70		$9.59	$12.22	$11.85	$11.76	$11.59		$9.59		$9.49	$12.09	$11.70	$11.61	$11.47
Income from Investment Operations:
Net investment income	0.12		0.20	0.28	0.09	0.12 [1]	0.51	[1,2]	0.08		0.12	0.19	(0.01)	0.02 [1]	0.42	[1,2]
Net realized and unrealized gain (loss) on investments	0.93		0.04	(1.94)	1.35	0.43	0.60	[2]	0.92		0.05	(1.92)	1.34	0.44	0.59	[2]
Total from investment operations	1.05		0.24	(1.66)	1.44	0.55	1.11		1.00		0.17	(1.73)	1.33	0.46	1.01
Less Distributions From:
Net investment income	(0.22)		(0.13)	(0.29)	(0.13)	(0.17)	(0.17)		(0.14)		(0.07)	(0.19)	–	(0.08)	(0.10)
Capital gains	–		–	(0.68)	(0.94)	(0.29)	(0.77)		–		–	(0.68)	(0.94)	(0.29)	(0.77)
Total distributions	(0.22)		(0.13)	(0.97)	(1.07)	(0.46)	(0.94)		(0.14)		(0.07)	(0.87)	(0.94)	(0.37)	(0.87)
Net increase (decrease) in net asset value	0.83		0.11	(2.63)	0.37	0.09	0.17		0.86		0.10	(2.60)	0.39	0.09	0.14
Net Asset Value at end of period	$10.53		$9.70	$9.59	$12.22	$11.85	$11.76		$10.45		$9.59	$9.49	$12.09	$11.70	$11.61
Total Return (%)[3]	10.89	[4]	2.55	(14.88)	12.66	4.75	10.69		10.49	[4]	1.79	(15.47)	11.79	3.99	9.78
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$88,793		$85,230	$92,669	$119,035	$111,135	$112,916		$5,672		$5,507	$6,244	$8,849	$9,230	$9,607
Ratios of expenses to average net assets (%)	0.70	[5]	0.70	0.71	0.71	0.70	0.70		1.45	[5]	1.45	1.46	1.46	1.45	1.45
Ratio of net investment income to average net assets (%)	2.31	[5]	1.97	2.54	0.70	0.96	4.42	[2]	1.57	[5]	1.22	1.83	(0.03)	0.22	3.68	[2]
Portfolio turnover (%)[6]	24	[4]	67	95	71	87	64		24	[4]	67	95	71	87	64

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.17, $0.94, and 1.39%, respectively, for the class A Shares and $0.08, $0.93, and 0.64%, respectively, for the class C shares.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	AGGRESSIVE ALLOCATION FUND
	CLASS A								CLASS C
	(unaudited)								(unaudited)
	Six-Months		Year Ended October 31,						Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019		Ended 4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$10.06		$9.83	$12.75	$11.81	$12.02	$12.01		$9.66		$9.45	$12.29	$11.42	$11.63	$11.66
Income from Investment Operations:
Net investment income	0.12		0.18	0.33	0.08	0.10 [1]	0.56	[1,2]	0.06		0.08	0.24	(0.01)	0.03 [1]	0.48 [1,2]
Net realized and unrealized gain (loss) on investments	1.18		0.17	(2.07)	1.89	0.33	0.57	[2]	1.14		0.19	(2.00)	1.82	0.30	0.54 [2]
Total from investment operations	1.30		0.35	(1.74)	1.97	0.43	1.13		1.20		0.27	(1.76)	1.81	0.33	1.02
Less Distributions From:
Net investment income	(0.21)		(0.12)	(0.34)	(0.09)	(0.16)	(0.14)		(0.12)		(0.06)	(0.24)	–	(0.06)	(0.07)
Capital gains	–		–	(0.84)	(0.94)	(0.48)	(0.98)		–		–	(0.84)	(0.94)	(0.48)	(0.98)
Total distributions	(0.21)		(0.12)	(1.18)	(1.03)	(0.64)	(1.12)		(0.12)		(0.06)	(1.08)	(0.94)	(0.54)	(1.05)
Net increase (decrease) in net asset value	1.09		0.23	(2.92)	0.94	(0.21)	0.01		1.08		0.21	(2.84)	0.87	(0.21)	(0.03)
Net Asset Value at end of period	$11.15		$10.06	$9.83	$12.75	$11.81	$12.02		$10.74		$9.66	$9.45	$12.29	$11.42	$11.63
Total Return (%)[3]	12.92	[4]	3.62	(15.22)	17.33	3.59	10.93		12.47	[4]	2.83	(15.84)	16.39	2.88	10.11
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$52,154		$48,888	$48,969	$60,837	$56,089	$54,974		$2,120		$1,957	$2,283	$3,082	$2,655	$2,263
Ratios of expenses to average net assets (%)	0.70	[5]	0.70	0.71	0.71	0.70	0.70		1.46	[5]	1.46	1.46	1.46	1.45	1.45
Ratio of net investment income to average net assets (%)	1.99	[5]	1.74	2.89	0.62	0.78	4.77	[2]	1.25	[5]	1.02	2.23	(0.14)	(0.01)	4.15 [2]
Portfolio turnover (%)[6]	30	[4]	71	99	84	105	79		30	[4]	71	99	84	105	79

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain(loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.15, $0.98, and 1.25%, respectively, for the class A Shares and $0.07, $0.95, and 0.50%, respectively, for the class C shares.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	DIVERSIFIED INCOME FUND
	CLASS A						CLASS C
	(unaudited)						(unaudited)
	Six-Months	Year Ended October 31,					Six-Months	Year Ended October 31,
	Ended 4/30/24	2023	2022	2021	2020	2019	Ended 4/30/24	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$13.70	$15.06	$18.42	$15.52	$16.37	$15.98	$13.84	$15.21	$18.58	$15.65	$16.48	$16.07
Income from Investment Operations:
Net investment income	0.41	0.31	0.27	0.23	0.26 [1]	0.28 [1]	0.36	0.20	0.14	0.09	0.15 [1]	0.16 [1]
Net realized and unrealized gain (loss) on investments	0.56	(0.47)	(1.54)	3.11	(0.04)	1.64	0.57	(0.48)	(1.55)	3.14	(0.03)	1.66
Total from investment operations	0.97	(0.16)	(1.27)	3.34	0.22	1.92	0.93	(0.28)	(1.41)	3.23	0.12	1.82
Less Distributions From:
Net investment income	(0.44)	(0.31)	(0.28)	(0.24)	(0.27)	(0.29)	(0.39)	(0.20)	(0.15)	(0.10)	(0.15)	(0.17)
Capital gains	(1.67)	(0.89)	(1.81)	(0.20)	(0.80)	(1.24)	(1.67)	(0.89)	(1.81)	(0.20)	(0.80)	(1.24)
Total distributions	(2.11)	(1.20)	(2.09)	(0.44)	(1.07)	(1.53)	(2.06)	(1.09)	(1.96)	(0.30)	(0.95)	(1.41)
Net increase (decrease) in net asset value	(1.14)	(1.36)	(3.36)	2.90	(0.85)	0.39	(1.13)	(1.37)	(3.37)	2.93	(0.83)	0.41
Net Asset Value at end of period	$12.56	$13.70	$15.06	$18.42	$15.52	$16.37	$12.71	$13.84	$15.21	$18.58	$15.65	$16.48
Total Return (%)[2]	6.99 [3]	(1.35)	(7.92)	21.74	1.27	13.51	6.59 [3]	(2.14)	(8.62)	20.82	0.62	12.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$117,372	$119,989	$136,578	$158,336	$134,213	$139,683	$21,151	$20,240	$22,524	$20,812	$16,888	$16,090
Ratios of expenses to average net assets (%)	0.65 [4]	1.00	1.11	1.11	1.10	1.10	1.40 [4]	1.75	1.86	1.85	1.85	1.84
Ratio of net investment income to average net assets (%)	6.28 [4]	2.14	1.61	1.27	1.66	1.80	5.62 [4]	1.39	0.88	0.52	0.91	1.05
Portfolio turnover (%)[5]	53	118	32	34	31	34	53	118	32	34	31	34

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	TAX-FREE VIRGINIA FUND
	CLASS Y
	(unaudited)
	Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$10.20		$10.33	$11.71	$11.89	$11.71	$11.08
Income from Investment Operations:
Net investment income	0.10		0.19	0.18	0.19	0.20 [1]	0.23 [1]
Net realized and unrealized gain (loss) on investments	0.42		(0.13)	(1.34)	(0.17)	0.18	0.63
Total from investment operations	0.52		0.06	(1.16)	0.02	0.38	0.86
Less Distributions From:
Net investment income	(0.10)		(0.19)	(0.18)	(0.19)	(0.20)	(0.23)
Capital gains	–		–	(0.04)	(0.01)	–	–
Total distributions	(0.10)		(0.19)	(0.22)	(0.20)	(0.20)	(0.23)
Net increase (decrease) in net asset value	0.42		(0.13)	(1.38)	(0.18)	0.18	0.63
Net Asset Value at end of period	$10.62		$10.20	$10.33	$11.71	$11.89	$11.71
Total Return (%)[2]	5.12	[3]	0.56	(10.01)	0.10	3.24	7.78
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,878		$16,575	$17,746	$20,620	$21,572	$22,225
Ratios of expenses to average net assets (%)	0.86	[4]	0.86	0.86	0.86	0.85	0.85
Ratio of net investment income to average net assets (%)	1.94	[4]	1.82	1.65	1.57	1.66	1.96
Portfolio turnover (%)[5]	3	[3]	15	17	10	7	22

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	TAX-FREE NATIONAL FUND
	CLASS Y
	(unaudited)
	Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$9.57		$9.73	$10.98	$11.08	$10.96	$10.41
Income from Investment Operations:
Net investment income	0.11		0.20	0.18	0.18	0.21 [1]	0.24 [1]
Net realized and unrealized gain (loss) on investments	0.39		(0.09)	(1.15)	(0.10)	0.15	0.61
Total from investment operations	0.50		0.11	(0.97)	0.08	0.36	0.85
Less Distributions From:
Net investment income	(0.11)		(0.20)	(0.18)	(0.18)	(0.21)	(0.24)
Capital gains	–		(0.07)	(0.10)	–	(0.03)	(0.06)
Total distributions	(0.11)		(0.27)	(0.28)	(0.18)	(0.24)	(0.30)
Net increase (decrease) in net asset value	0.39		(0.16)	(1.25)	(0.10)	0.12	0.55
Net Asset Value at end of period	$9.96		$9.57	$9.73	$10.98	$11.08	$10.96
Total Return (%)[2]	5.18	[3]	1.06	(8.98)	0.75	3.36	8.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,645		$17,114	$17,621	$22,331	$23,377	$23,807
Ratios of expenses to average net assets (%)	0.76	[4]	0.76	0.76	0.76	0.75	0.75
Ratio of net investment income to average net assets (%)	2.12	[4]	2.02	1.74	1.65	1.91	2.19
Portfolio turnover (%)[5]	3	[3]	16	10	18	13	26

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	HIGH QUALITY BOND FUND
	CLASS Y							CLASS I
	(unaudited)							(unaudited)		Year Ended	Period Ended
	Six-Months		Year Ended October 31,					Six-Months		October 31,	October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019	Ended 4/30/24		2023	2022*
Net Asset Value at beginning of period	$9.99		$9.99	$11.15	$11.42	$11.11	$10.64	$10.05		$10.05	$10.84
Income from Investment Operations:
Net investment income	0.15		0.20	0.13	0.10	0.13 [1]	0.21 [1]	0.15		0.22	0.09
Net realized and unrealized gain (loss) on investments	0.14		(0.01)	(1.11)	(0.24)	0.32	0.47	0.15		(0.02)	(0.79)
Total from investment operations	0.29		0.19	(0.98)	(0.14)	0.45	0.68	0.30		0.20	(0.70)
Less Distributions From:
Net investment income	(0.14)		(0.19)	(0.12)	(0.10)	(0.14)	(0.21)	(0.14)		(0.20)	(0.09)
Capital gains	–		–	(0.06)	(0.03)	–	–	–		–	–
Total distributions	(0.14)		(0.19)	(0.18)	(0.13)	(0.14)	(0.21)	(0.14)		(0.20)	(0.09)
Net increase (decrease) in net asset value	0.15		–	(1.16)	(0.27)	0.31	0.47	0.16		–	(0.79)
Net Asset Value at end of period	$10.14		$9.99	$9.99	$11.15	$11.42	$11.11	$10.21		$10.05	$10.05
Total Return (%)[2]	2.85	[3]	1.92	(8.88)	(1.21)	4.08	6.43	2.98	[3]	2.00	(6.44)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$46,483		$42,307	$61,707	$115,682	$184,881	$90,407	$14,235		$11,248	$15,078
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.50	[4]	0.50	0.50	0.50	0.49	0.49	0.41	[4]	0.41	0.41 [4]
After reimbursement of expenses by Adviser (%)	0.50	[4]	0.50	0.46	0.40	0.46	0.49	0.41	[4]	0.41	0.41 [4]
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	2.77	[4]	1.91	1.04	0.76	1.17	1.88	2.86	[4]	2.00	1.32 [4]
After reimbursement of expenses by Adviser (%)	2.77	[4]	1.91	1.07	0.86	1.20	1.88	2.86	[4]	2.00	1.32 [4]
Portfolio turnover (%)[5]	19	[3]	45	23	13	21	20	19	[3]	45	23 [3]

*	Class I shares commenced operations effective March 1, 2022.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	CORE BOND FUND
	CLASS A							CLASS Y
	(unaudited)							(unaudited)
	Six-Months		Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019	Ended 4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$8.43		$8.65	$10.45	$10.78	$10.28	$9.55	$8.38		$8.60	$10.39	$10.71	$10.25	$9.52
Income from Investment Operations:
Net investment income (loss)	0.15		0.24	0.16	0.14	0.18 [1]	0.24 [1]	0.14		0.25	0.13	(0.02)	0.20 [1]	0.25 [1]
Net realized and unrealized gain (loss) on investments	0.29		(0.23)	(1.75)	(0.12)	0.53	0.74	0.31		(0.21)	(1.69)	0.10	0.52	0.75
Total from investment operations	0.44		0.01	(1.59)	0.02	0.71	0.98	0.45		0.04	(1.56)	0.08	0.72	1.00
Less Distributions From:
Net investment income	(0.14)		(0.23)	(0.15)	(0.14)	(0.19)	(0.25)	(0.15)		(0.26)	(0.17)	(0.19)	(0.24)	(0.27)
Capital gains	–		–	(0.06)	(0.21)	(0.02)	–	–		–	(0.06)	(0.21)	(0.02)	–
Total distributions	(0.14)		(0.23)	(0.21)	(0.35)	(0.21)	(0.25)	(0.15)		(0.26)	(0.23)	(0.40)	(0.26)	(0.27)
Net increase (decrease) in net asset value	0.30		(0.22)	(1.80)	(0.33)	0.50	0.73	0.30		(0.22)	(1.79)	(0.32)	0.46	0.73
Net Asset Value at end of period	$8.73		$8.43	$8.65	$10.45	$10.78	$10.28	$8.68		$8.38	$8.60	$10.39	$10.71	$10.25
Total Return (%)[2]	5.20	[3]	0.07	(15.47)	0.21	7.00	10.37	5.36	[3]	0.32	(15.25)	0.73	7.13	10.67
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$29,371		$29,453	$32,990	$43,577	$47,304	$28,902	$6,411		$6,482	$6,954	$10,783	$102,811	$121,000
Ratios of expenses to average net assets (%)	0.85	[4]	0.85	0.85	0.87	0.90	0.90	0.60	[4]	0.60	0.60	0.65	0.65	0.65
Ratio of net investment income to average net assets (%)	3.26	[4]	2.65	1.57	1.31	1.78	2.35	3.51	[4]	2.90	1.80	1.65	2.03	2.60
Portfolio turnover (%)[5]	14	[3]	30	21	30	61	36	14	[3]	30	21	30	61	36

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	CORE BOND FUND
	CLASS I						CLASS R6
	(unaudited)		Year Ended	Year Ended	Period Ended		(unaudited)		Year Ended	Period Ended
	Six-Months		October 31,	October 31,	October 31,		Six-Months		October 31,	October 31,
	Ended 4/30/24		2023	2022	2021[1]		Ended 2024		2023	2022[2]
Net Asset Value at beginning of period	$8.34		$8.56	$10.36	$10.39		$8.34		$8.56	$9.90
Income from Investment Operations:
Net investment income	0.16		0.27	0.17	0.11		0.14		0.27	0.13
Net realized and unrealized gain (loss) on investments	0.30		(0.22)	(1.72)	(0.02)		0.28		(0.22)	(1.33)
Total from investment operations	0.46		0.05	(1.55)	0.09		0.42		0.05	(1.20)
Less Distributions From:
Net Investment Income	(0.16)		(0.27)	(0.19)	(0.12)		(0.13)		(0.27)	(0.14)
Capital gains	–		–	(0.06)	–		–		–	–
Total distributions	(0.16)		(0.27)	(0.25)	(0.12)		(0.13)		(0.27)	(0.14)
Net increase (decrease) in net asset value	0.30		(0.22)	(1.80)	(0.03)		0.29		(0.22)	(1.34)
Net Asset Value at end of period	$8.64		$8.34	$8.56	$10.36		$8.63		$8.34	$8.56
Total Return (%)[3]	5.44	[4]	0.42	(15.20)	0.88	[4]	5.36	[4]	0.50	(12.22)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$54,991		$52,699	$45,963	$133,692		$84,069		$92,952	$93,641
Ratios of expenses to average net assets (%)	0.50	[5]	0.50	0.50	0.50	[5]	0.42	[5]	0.42	0.42 [5]
Ratio of net investment income to average net assets (%)	3.61	[5]	3.01	1.77	1.57	[5]	3.69	[5]	3.09	2.20 [5]
Portfolio turnover (%)[6]	14	[4]	30	21	30	[4]	14	[4]	30	21 [4]

[1]	Class I shares commenced operations effective March 1, 2021.
[2]	Class R6 shares commenced operations effective March 1, 2022.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	COVERED CALL & EQUITY INCOME FUND
	CLASS A							CLASS C
	(unaudited)							(unaudited)
	Six-Months		Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019	Ended 4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$9.18		$9.19	$9.60	$7.80	$7.84	$8.52	$8.15		$8.27	$8.74	$7.19	$7.31	$8.04
Income from Investment Operations:
Net investment income (loss)	0.12		0.32	0.05	0.02	(0.09)[1]	0.03 [1]	0.16		0.59	0.05	(0.08)	(0.18)[1]	(0.05)[1]
Net realized and unrealized gain on investments	0.41		0.33	0.17	2.37	0.60	0.05	0.28		(0.06)	0.10	2.21	0.60	0.07
Total from investment operations	0.53		0.65	0.22	2.39	0.51	0.08	0.44		0.53	0.15	2.13	0.42	0.02
Less Distributions From:
Net investment income	(0.47)		(0.66)	(0.43)	(0.43)	(0.39)	(0.44)	(0.46)		(0.65)	(0.42)	(0.42)	(0.38)	(0.43)
Capital gains	–		–	(0.20)	(0.16)	(0.16)	(0.32)	–		–	(0.20)	(0.16)	(0.16)	(0.32)
Total distributions	(0.47)		(0.66)	(0.63)	(0.59)	(0.55)	(0.76)	(0.46)		(0.65)	(0.62)	(0.58)	(0.54)	(0.75)
Net increase (decrease) in net asset value	0.06		(0.01)	(0.41)	1.80	(0.04)	(0.68)	(0.02)		(0.12)	(0.47)	1.55	(0.12)	(0.73)
Net Asset Value at end of period	$9.24		$9.18	$9.19	$9.60	$7.80	$7.84	$8.13		$8.15	$8.27	$8.74	$7.19	$7.31
Total Return (%)[2]	5.80	[3]	7.18	2.50	31.18	7.10	1.46	5.33	[3]	6.41	1.92	30.17	6.31	0.68
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$22,175		$20,690	$14,044	$14,811	$11,996	$13,748	$16,272		$14,192	$8,365	$8,336	$7,156	$8,191
Ratios of expenses to average net assets (%)	1.26	[4]	1.26	1.26	1.26	1.25	1.25	2.01	[4]	2.01	2.01	2.01	2.01	2.00
Ratio of net investment income to average net assets (%)	2.03	[4]	1.50	0.57	0.09	0.70	1.05	1.27	[4]	0.75	(0.18)	(0.66)	(0.05)	0.29
Portfolio turnover (%)[5]	57	[3]	102	99	162	108	116	57	[3]	102	99	162	108	116

	COVERED CALL & EQUITY INCOME FUND
	CLASS Y							CLASS I					CLASS R6
										Year
	(unaudited)							(unaudited)		Ended	Period		(unaudited)
	Six-Months							Six-Months		October	October		Six-Months
	Ended		Year Ended October 31,					Ended		31,	31,		Ended		Year Ended October 31,
	4/30/23		2023	2022	2021	2020	2019	4/30/24		2023	2022[6]		4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$9.61		$9.57	$9.95	$8.05	$8.06	$8.73	$9.62		$9.57	$9.79		$9.81		$9.74	$10.12	$8.17	$8.16	$8.81
Income from Investment Operations:
Net investment income (loss)	0.08		0.17	(0.21)	0.04	(0.39)[1]	0.12 [1]	0.13		0.29	0.38		0.11		0.03	0.04	0.17	(0.45)[1]	0.18 [1]
Net realized and unrealized gain (loss) on investments	0.49		0.54	0.46	2.45	0.94	(0.02)	0.43		0.43	(0.18)		0.47		0.71	0.23	2.37	1.02	(0.06)
Total from investment operations	0.57		0.71	0.25	2.49	0.55	0.10	0.56		0.72	0.20		0.58		0.74	0.27	2.54	0.57	0.12
Less Distributions From:
Net investment income	(0.48)		(0.67)	(0.43)	(0.43)	(0.40)	(0.45)	(0.48)		(0.67)	(0.42)		(0.48)		(0.67)	(0.45)	(0.43)	(0.40)	(0.45)
Capital gains	–		–	(0.20)	(0.16)	(0.16)	(0.32)	–		–	–		–		–	(0.20)	(0.16)	(0.16)	(0.32)
Total distributions	(0.48)		(0.67)	(0.63)	(0.59)	(0.56)	(0.77)	(0.48)		(0.67)	(0.42)		(0.48)		(0.67)	(0.65)	(0.59)	(0.56)	(0.77)
Net increase (decrease) in net asset value	0.09		0.04	(0.38)	1.90	(0.01)	(0.67)	0.08		0.05	(0.22)		0.10		0.07	(0.38)	1.95	0.01	(0.65)
Net Asset Value at end of period	$9.70		$9.61	$9.57	$9.95	$8.05	$8.06	$9.70		$9.62	$9.57		$9.91		$9.81	$9.74	$10.12	$8.17	$8.16
Total Return (%)[2]	5.92	[3]	7.49	2.78	31.54	7.34	1.60	5.82	[3]	7.61	2.22	[3]	5.93	[3]	7.71	2.89	31.69	7.51	1.82
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$39,128		$57,277	$36,964	$66,982	$59,966	$102,018	$168,604		$150,951	$75,060		$1,102		$1,178	$765	$544	$1,439	$2,385
Ratios of expenses to average net assets (%)	1.01	[4]	1.01	1.01	1.01	1.01	1.00	0.96	[4]	0.96	0.96	[4]	0.88	[4]	0.88	0.88	0.88	0.87	0.87
Ratio of net investment income to average net
assets (%)	2.37	[4]	1.75	0.84	0.34	0.98	1.28	2.32	[4]	1.80	1.06	[4]	2.42	[4]	1.85	0.95	0.60	1.10	1.41
Portfolio turnover (%)[5]	57	[3]	102	99	162	108	116	57	[3]	102	99	[3]	57	[3]	102	99	162	108	116

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period. [6]Class I shares commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	DIVIDEND INCOME FUND
	CLASS A*							CLASS Y
								(unaudited)
	(unaudited)							Six-Months
	Six-Months		Year Ended October 31,					Ended		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020		4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$25.34		$29.27	$34.13	$26.10	$25.17		$25.36		$29.29	$34.19	$26.14	$27.65	$27.01
Income from Investment Operations:
Net investment income	0.28		0.56	0.52	0.39	0.161		0.38		0.69	0.60	0.50	0.51 [1]	0.46 [1]
Net realized and unrealized gain (loss) on investments	1.93		(1.90)	(1.73)	8.06	0.98		1.86		(1.96)	(1.73)	8.03	(0.88)	3.12
Total from investment operations	2.21		(1.34)	(1.21)	8.45	1.14		2.24		(1.27)	(1.13)	8.53	(0.37)	3.58
Less Distributions From:
Net investment income	(0.27)		(0.58)	(0.44)	(0.42)	(0.21)		(0.30)		(0.65)	(0.56)	(0.48)	(0.45)	(0.43)
Capital gains	(1.00)		(2.01)	(3.21)	–	–		(1.00)		(2.01)	(3.21)	–	(0.69)	(2.51)
Total distributions	(1.27)		(2.59)	(3.65)	(0.42)	(0.21)		(1.30)		(2.66)	(3.77)	(0.48)	(1.14)	(2.94)
Net Increase (decrease) in net asset value	0.94		(3.93)	(4.86)	8.03	0.93		0.94		(3.93)	(4.90)	8.05	(1.51)	0.64
Net Asset Value at end of period	$26.28		$25.34	$29.27	$34.13	$26.10		$26.30		$25.36	$29.29	$34.19	$26.14	$27.65
Total Return (%)[2]	8.68	[3]	(5.23)	(4.23)	32.52	4.53	[3]	8.81	[3]	(4.99)	(3.98)	32.81	(1.42)	15.48
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$49,973		$48,746	$55,902	$62,716	$51,207		$72,195		$98,291	$165,998	$188,287	$171,733	$220,725
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.16	[4]	1.16	1.16	1.16	1.17	[4]	0.91	[4]	0.91	0.91	0.91	1.02	1.10
After reimbursement of expenses by Adviser (%)	1.16	[4]	1.16	1.16	1.16	1.17	[4]	0.91	[4]	0.91	0.91	0.91	0.93	0.95
Ratio of net investment income (loss) to average net assets
Before reimbursement of expenses by Adviser (%)	2.09	[4]	1.97	1.64	1.25	1.09	[4]	2.35	[4]	2.23	1.89	1.50	1.72	1.64
After reimbursement and waiver of expenses by Adviser (%)	2.09	[4]	1.97	1.64	1.25	1.09	[4]	2.35	[4]	2.23	1.89	1.50	1.81	1.79
Portfolio turnover (%)[5]	21	[3]	26	33	31	33	[3]	21	[3]	26	33	31	33	28

	CLASS I							CLASS R6
	(unaudited)							(unaudited)		Year Ended	Period Ended
	Six-Months		Year Ended October 31,					Six-Months		October 31,	October 31,
	Ended 4/30/24		2023	2022	2021	2020[6]		Ended 4/30/24		2023	2020[7]
Net Asset Value at beginning of period	$25.34		$29.27	$34.20	$26.14	$27.19		$25.35		$29.28	$31.05
Income from Investment Operations:
Net investment income	0.31		0.67	0.63	0.52	0.06	[2]	0.15		0.63	0.39
Net realized and unrealized gain (loss) on investments	1.95		(1.91)	(1.73)	8.05	(1.02)		2.12		(1.85)	(1.72)
Total from investment operations	2.26		(1.24)	(1.10)	8.57	(0.96)		2.27		(1.22)	(1.33)
Less Distributions From:
Net investment income	(0.32)		(0.68)	(0.62)	(0.51)	(0.09)		(0.33)		(0.70)	(0.44)
Capital gains	(1.00)		(2.01)	(3.21)	–	–		(1.00)		(2.01)	–
Total distributions	(1.32)		(2.69)	(3.83)	(0.51)	(0.09)		(1.33)		(2.71)	(0.44)
Net Increase (decrease) in net asset value	0.94		(3.93)	(4.93)	8.06	(1.05)		0.94		(3.93)	(1.77)
Net Asset Value at end of period	$26.28		$25.34	$29.27	$34.20	$26.14		$26.29		$25.35	$29.28
Total Return (%)[2]	8.87	[3]	(4.90)	(3.88)	32.95	(3.53)[3]		8.91	[3]	(4.82)	(4.25)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$31,834		$38,826	$59,812	$72,215	$51,725		$5,461		$11,657	$19,575
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.81	[4]	0.81	0.81	0.81	0.82	[4]	0.73	[4]	0.73	0.73 [4]
After reimbursement of expenses by Adviser (%)	0.81	[4]	0.81	0.81	0.81	0.82	[4]	0.73	[4]	0.73	0.73 [4]
Ratio of net investment income (loss) to average net assets (%)
Before reimbursement of expenses by Adviser (%)	2.46	[4]	2.34	2.02	1.60	1.55	[4]	2.55	[4]	2.41	2.03 [4]
After reimbursement and waiver of expenses by Adviser (%)	2.46	[4]	2.34	2.02	1.60	1.55	[4]	2.55	[4]	2.41	2.03 [4]
Portfolio turnover (%)[5]	21	[3]	26	33	31	33	[3]	21	[3]	26	33 [3]

*	Class A shares commenced operations effective June 1, 2020.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Class I shares commenced operations effective September 1, 2020.
[7]	Class R6 shares commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	INVESTORS FUND
	CLASS A							CLASS Y
	(unaudited)							(unaudited)
	Six-Months		Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019	Ended 4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$25.28		$23.65	$28.72	$23.81	$23.76	$23.85	$25.36		$23.72	$28.78	$23.84	$23.83	$23.92
Income from Investment Operations:
Net investment income (loss)	0.03		(0.01)	(0.01)	(0.01)	0.04 [1]	0.06 [1]	0.05		0.06	0.05	0.12	0.14 [1]	0.12 [1]
Net realized and unrealized gain (loss) on investments	4.70		3.09	(2.92)	7.29	1.31	3.39	4.73		3.09	(2.93)	7.24	1.29	3.39
Total from investment operations	4.73		3.08	(2.93)	7.28	1.35	3.45	4.78		3.15	(2.88)	7.36	1.43	3.51
Less Distributions From:
Net investment income	–		–	–	–	–	(0.10)	(0.07)		(0.06)	(0.04)	(0.05)	(0.12)	(0.16)
Capital gains	(2.10)		(1.45)	(2.14)	(2.37)	(1.30)	(3.44)	(2.10)		(1.45)	(2.14)	(2.37)	(1.30)	(3.44)
Total distributions	(2.10)		(1.45)	(2.14)	(2.37)	(1.30)	(3.54)	(2.17)		(1.51)	(2.18)	(2.42)	(1.42)	(3.60)
Net increase (decrease) in net asset value	2.63		1.63	(5.07)	4.91	0.05	(0.09)	2.61		1.64	(5.06)	4.94	0.01	(0.09)
Net Asset Value at end of period	$27.91		$25.28	$23.65	$28.72	$23.81	$23.76	$27.97		$25.36	$23.72	$28.78	$23.84	$23.83
Total Return (%)[2]	19.17	[3]	13.75	(11.33)	32.37	5.75	18.37	19.32	[3]	14.03	(11.13)	32.72	6.06	18.63
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$107,207		$93,711	$88,286	$108,515	$88,934	$86,476	$125,892		$97,446	$89,391	$112,166	$157,991	$244,443
Ratios of expenses to average net
assets (%)	1.15	[4]	1.16	1.16	1.16	1.18	1.20	0.91	[4]	0.91	0.91	0.91	0.94	0.95
Ratio of net investment income (loss) to average net assets (%)	0.24	[4]	(0.03)	(0.05)	(0.03)	0.18	0.23	0.47	[4]	0.22	0.21	0.25	0.54	0.47
Portfolio turnover (%)[5]	5	[3]	22	18	17	41	23	5	[3]	22	18	17	41	23

	INVESTORS FUND
	CLASS I							CLASS R6
	(unaudited)					Period Ended		(unaudited)
	Six-Months		Year Ended October 31,			October 31,		Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020[6]		Ended 4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$25.28		$23.67	$28.75	$23.84	$24.51		$25.57		$23.95	$29.09	$24.12	$24.06	$24.07
Income from Investment Operations:
Net investment income	0.09		0.10	0.07	0.10	0.00	[1,7]	0.11		0.11	0.08	0.11	0.03 [1]	0.16 [1]
Net realized and unrealized gain (loss) on investments	4.67		3.07	(2.91)	7.28	(0.67)		4.73		3.10	(2.93)	7.37	1.45	3.43
Total from investment operations	4.76		3.17	(2.84)	7.38	(0.67)		4.84		3.21	(2.85)	7.48	1.48	3.59
Less Distributions From:
Net investment income	(0.12)		(0.11)	(0.10)	(0.10)	–		(0.17)		(0.14)	(0.15)	(0.14)	(0.12)	(0.16)
Capital gains	(2.10)		(1.45)	(2.14)	(2.37)	–		(2.10)		(1.45)	(2.14)	(2.37)	(1.30)	(3.44)
Total distributions	(2.22)		(1.56)	(2.24)	(2.47)	–		(2.27)		(1.59)	(2.29)	(2.51)	(1.42)	(3.60)
Net increase (decrease) in net asset value	2.54		1.61	(5.08)	4.91	(0.67)		2.57		1.62	(5.14)	4.97	0.06	(0.01)
Net Asset Value at end of period	$27.82		$25.28	$23.67	$28.75	$23.84		$28.14		$25.57	$23.95	$29.09	$24.12	$24.06
Total Return (%)[2]	19.34	[3]	14.17	(11.03)	32.87	(2.73)[3]		19.43	[3]	14.23	(10.96)	32.96	6.21	18.88
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$99,532		$80,308	$71,885	$104,617	$20,643		$72,776		$61,787	$50,843	$84,331	$70,490	$8,063
Ratios of expenses to average net assets (%)	0.81	[4]	0.81	0.81	0.81	0.82	[4]	0.73	[4]	0.73	0.73	0.73	0.74	0.77
Ratio of net investment income (loss) to average net assets (%)	0.58	[4]	0.31	0.31	0.30	0.02	[4]	0.66	[4]	0.40	0.41	0.39	0.26	0.65
Portfolio turnover (%)[3]	5	[3]	22	18	17	41	[3]	5	[3]	22	18	17	41	23

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Class I shares commenced operations effective September 1, 2020.
[7]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	SUSTAINABLE EQUITY FUND
	CLASS Y				CLASS I
	(unaudited)		Year Ended	Period Ended	(unaudited)		Year Ended	Period Ended
	Six-Months		October 31,	October 31	Six-Months		October 31,	October 31
	Ended 4/30/24		2023	2022[1]	Ended 4/30/24		2023	2022[1]
Net Asset Value at beginning of period	$8.58		$8.21	$10.00	$8.59		$8.22	$10.00
Income from Investment Operations:
Net investment loss	0.04		0.07	0.03	0.05		0.09	0.03
Net realized and unrealized gain (loss) on investments	1.52		0.34	(1.82)	1.51		0.33	(1.81)
Total from investment operations	1.56		0.41	(1.79)	1.56		0.42	(1.78)
Less Distributions From:
Net investment income	(0.08)		(0.04)	–	(0.10)		(0.05)	–
Total distributions	(0.08)		(0.04)	–	(0.10)		(0.05)	–
Net increase (decrease) in net asset value	1.48		0.37	(1.79)	1.46		0.37	(1.78)
Net Asset Value at end of period	$10.06		$8.58	$8.21	$10.05		$8.59	$8.22
Total Return (%)[2]	18.23	[3]	5.00	(17.90)[3]	18.21	[3]	5.10	(17.80)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$119		$101	$82	$9,578		$7,958	$9,198
Ratios of expenses to average net assets (%)	0.91	[4]	0.91	0.89 [4]	0.81	[4]	0.81	0.81 [4]
Ratio of net investment income (loss) to average net assets (%)	0.81	[4]	0.82	0.46 [4]	0.92	[4]	0.93	0.60 [4]
Portfolio turnover (%)[5]	23	[3]	34	12 [3]	23	[3]	34	12 [3]

[1]	The Sustainable Equity Fund was launched on December 31, 2021 and commenced operations effective January 3, 2022
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	MID CAP FUND
	CLASS A							CLASS Y
	(unaudited)							(unaudited)
	Six-Months		Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019	Ended 4/30/24		2023	2022		2021	2020		2019
Net Asset Value at beginning of period	$12.66		$11.68	$13.68	$10.26	$11.09	$9.77	$13.72		$12.58	$14.62		$10.89	$11.71		$10.23
Income from Investment Operations:
Net investment loss	0.02		(0.04)	(0.09)	(0.07)	(0.08)[1]	(0.07)[1]	0.02		0.03	(0.03)		0.02	(0.03)[1]		(0.02)[2]
Net realized and unrealized gain (loss) on investments	2.11		1.27	(1.27)	3.91	(0.32)	2.07	2.33		1.36	(1.37)		4.13	(0.36)		2.18
Total from investment operations	2.13		1.23	(1.36)	3.84	(0.40)	2.00	2.35		1.39	(1.40)		4.15	(0.39)		2.16
Less Distributions From:
Net investment Income								(0.02)		–	(0.00	)3	–	(0.00	)2	–
Capital gains	(0.17)		(0.25)	(0.64)	(0.42)	(0.43)	(0.68)	(0.17)		(0.25)	(0.64)		(0.42)	(0.43)		(0.68)
Total distributions	(0.17)		(0.25)	(0.64)	(0.42)	(0.43)	(0.68)	(0.19)		(0.25)	(0.64)		(0.42)	(0.43)		(0.68)
Net increase (decrease) in net asset value	1.96		0.98	(2.00)	3.42	(0.83)	1.32	2.16		1.14	(2.04)		3.73	(0.82)		1.48
Net Asset Value at end of period	$14.62		$12.66	$11.68	$13.68	$10.26	$11.09	$15.88		$13.72	$12.58		$14.62	$10.89		$11.71
Total Return (%)[3]	16.87	[6]	10.68	(10.62)	38.24	(3.81)	22.65	17.19	[6]	11.20	(10.17)		38.89	(3.52)		23.27
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$80,405		$66,717	$63,417	$76,625	$58,782	$66,250	$391,042		$260,474	$253,477		$263,892	$323,841		$463,768
Ratios of expenses to average net assets (%)	1.37	[5]	1.39	1.40	1.39	1.40	1.40	0.92	[5]	0.94	0.95		0.95	0.97		0.98
Ratio of net investment income (loss) to average net assets (%)	(0.01)[5]		(0.25)	(0.59)	(0.50)	(0.64)	(0.59)	0.40	[5]	0.20	(0.14)		(0.04)	(0.20)		(0.18)
Portfolio turnover (%)[6]	13	[6]	10	24	24	24	25	13	[6]	10	24		24	24		25

	MID CAP FUND
	CLASS I						CLASS R6
	(unaudited)					Period Ended	(unaudited)
	Six-Months		Year Ended October 31,			October 31	Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020[1]	Ended 4/30/23		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$13.75		$12.60	$14.64	$10.90	$11.21	$14.15		$12.94	$15.04	$11.19	$11.99	$10.44
Income from Investment Operations:
Net investment income (loss)	0.02		0.04	0.00 [2]	(0.03)	(0.01)[3]	0.04		0.04	0.01	0.02	(0.02)[1]	(0.10)[2]
Net realized and unrealized gain (loss) on investments	2.34		1.36	(1.38)	4.19	(0.30)	2.39		1.42	(1.43)	4.27	(0.35)	2.33
Total from investment operations	2.36		1.40	(1.38)	4.16	(0.31)	2.43		1.46	(1.42)	4.29	(0.37)	2.23
Less Distributions From:
Net Investment Income	(0.03)		–	(0.02)	(0.00)[2]	–	(0.06)		–	(0.04)	(0.02)	(0.00)[3]	–
Capital gains	(0.17)		(0.25)	(0.64)	(0.42)	–	(0.17)		(0.25)	(0.64)	(0.42)	(0.43)	(0.68)
Total distributions	(0.20)		(0.25)	(0.66)	(0.42)	–	(0.23)		(0.25)	(0.68)	(0.44)	(0.43)	(0.68)
Net increase (decrease) in net asset value	2.16		1.15	(2.04)	3.74	(0.31)	2.20		1.21	(2.10)	3.85	(0.80)	1.55
Net Asset Value at end of period	$15.91		$13.75	$12.60	$14.64	$10.90	$16.35		$14.15	$12.94	$15.04	$11.19	$11.99
Total Return (%)[4]	17.25	[5]	11.26	(10.08)	39.01	(2.77)[5]	17.22	[4]	11.43	(10.07)	39.20	(3.26)	23.49
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$723,430		$376,668	$274,918	$286,235	$61,805	$153,997		$114,320	$88,723	$105,878	$91,562	$55,417
Ratios of expenses to average net assets (%)	0.82	[6]	0.84	0.85	0.85	0.86 [6]	0.74	[5]	0.76	0.77	0.77	0.77	0.76
Ratio of net investment income (loss) to average net assets (%)	0.45	[6]	0.28	(0.04)	(0.01)	(0.43)[6]	0.59	[5]	0.37	0.05	0.14	(0.03)	(0.06)
Portfolio turnover (%)[7]	13	[5]	10	24	24	24 [5]	13	[4]	10	24	24	24	25

[1]	Class I shares commenced operations effective September 1, 2020
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Amounts represent less than $0.005 per share.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	SMALL CAP FUND
	CLASS A							CLASS Y
	(unaudited)							(unaudited)
	Six-Months	Year Ended October 31,						Six-Months		Year Ended October 31,
	Ended							Ended
	4/30/24	2023	2022	2021	2020	2019[1]		4/30/24		2023	2022	2021	2020	2019[1]
Net Asset Value at beginning of period	$8.56	$9.22	$15.55	$11.04	$11.14	$10.82		$8.71		$9.35	$15.69	$11.11	$11.19	$10.87
Income from Investment Operations:
Net investment income (loss)	(0.02)	(0.04)	(0.05)	(0.09)	(0.02)[2]	(0.01)[2]		(0.01)		(0.02)	(0.03)	(0.07)	0.02 [2]	(0.01)
Net realized and unrealized gain (loss) on investments	2.10	(0.14)	(2.81)	5.46	0.36	0.33		2.14		(0.14)	(2.84)	5.51	0.35	0.33
Total from investment operations	2.08	(0.18)	(2.86)	5.37	0.34	0.32		2.13		(0.16)	(2.87)	5.44	0.37	0.32
Less Distributions From:
Capital gains	(0.03)	(0.48)	(3.47)	(0.86)	(0.44)	–		–		–	(0.00)[4]	–	(0.01)	–
Total distributions	(0.03)	(0.48)	(3.47)	(0.86)	(0.44)	–		(0.03)		(0.48)	(3.47)	(0.86)	(0.44)	–
Net increase (decrease) in net asset value	2.05	(0.66)	(6.33)	4.51	(0.10)	0.32		2.10		(0.64)	(6.34)	4.58	(0.08)	0.32
Net Asset Value at end of period	$10.61	$8.56	$9.22	$15.55	$11.04	$11.14		$10.81		$8.71	$9.35	$15.69	$11.11	$11.19
Total Return (%)[3]	24.32 [5]	(1.94)	(23.74)	50.17	3.02	2.96	[5]	24.47	[5]	(1.69)	(23.55)	50.50	3.27	2.94	[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,953	$3,275	$3,417	$4,847	$2,958	$3,457		$162,050		$143,591	$166,238	$253,625	$215,890	$263,527
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.35 [6]	1.35	1.35	1.39	1.51	1.50	[6]	1.10	[6]	1.10	1.10	1.15	1.26	1.25	[6]
After reimbursement of expenses by Adviser (%)	1.35 [6]	1.35	1.35	1.38	1.47	1.46	[6]	1.10	[6]	1.10	1.10	1.14	1.22	1.21	[6]
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	(0.34)[6]	(0.42)	(0.52)	(0.67)	(0.18)	(1.07)[6]		(0.08)[6]		(0.17)	(0.27)	(0.42)	0.08	(0.82)[6]
After reimbursement of expenses by Adviser (%)	(0.34)[6]	(0.42)	(0.52)	(0.66)	(0.14)	(1.03)[6]		(0.08)[6]		(0.17)	(0.27)	(0.40)	0.12	(0.78)[6]
Portfolio turnover (%)[7]	22 [5]	39	41	44	47	3		22	[5]	39	41	44	47	3	[5]

	SMALL CAP FUND
	CLASS I						CLASS R6
	(unaudited)				Period Ended		(unaudited)		Year Ended	Period Ended
	Six-Months		Year Ended October 31,		October 31,		Six-Months		October 31,	October 31,
	Ended 4/30/24		2023	2022	2021*		Ended 4/30/24		2023	2022**
Net Asset Value at beginning of period	$8.72		$9.36	$15.70	$14.41		$8.74		$9.36	$11.30
Income from Investment Operations:
Net investment income (loss)	–		(0.01)	(0.02)	(0.03)		–		–	(0.00)[4]
Net realized and unrealized gain (loss) on investments	2.15		(0.15)	(2.83)	1.32		2.15		(0.14)	(1.94)
Total from investment operations	2.15		(0.16)	(2.85)	1.29		2.15		(0.14)	(1.94)
Less Distributions From:
Net investment income	–		–	(0.02)	–		–		–	–
Capital gains	(0.03)		(0.48)	(3.47)	–		(0.03)		(0.48)	–
Total distributions	(0.03)		(0.48)	(3.49)	–		(0.03)		(0.48)	–
Net increase (decrease) in net asset value	2.12		(0.64)	(6.34)	1.29		2.12		(0.62)	(1.94)
Net Asset Value at end of period	$10.84		$8.72	$9.36	$15.70		$10.86		$8.74	$9.36
Total Return (%)[3]	24.67	[5]	(1.58)	(23.52)	8.95	[5]	24.62	[5]	(1.46)	(17.17)[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,423		$11,925	$13,863	$21,868		$337		$220	$161
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.00	[6]	1.00	1.00	1.00	[6]	0.92	[6]	0.92	0.92 [6]
After reimbursement of expenses by Adviser (%)	1.00	[6]	1.00	1.00	1.00	[6]	0.92	[6]	0.92	0.92 [6]
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	0.01	[6]	(0.07)	(0.16)	(0.36)[6]		0.08	[6]	(0.01)	(0.06)[6]
After reimbursement of expenses by Adviser (%)	0.01	[6]	(0.07)	(0.16)	(0.36)[6]		0.08	[6]	(0.01)	(0.06)[6]
Portfolio turnover (%)[7]	22	[5]	39	41	44	[5]	22	[5]	39	41 [5]

*	Class I shares commenced operations effective March 1, 2021.
**	Class R6 shares commenced operations effective March 1, 2022.
[1]	Disclosure represents the period October 1, 2019 to October 31, 2019.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Amounts represent less than $ (0.005) per share.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Financial Highlights for a Share of Beneficial Interest Outstanding - concluded

	INTERNATIONAL STOCK FUND
	CLASS A							CLASS Y
	(unaudited)							(unaudited)
	Six-Months		Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/24		2023	2022	2021	2020	2019	Ended 4/30/24		2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$7.93		$7.34	$13.67	$11.83	$13.53	$12.92	$7.87		$7.28	$13.64	$11.83	$13.57	$12.96
Income from Investment Operations:
Net investment income (loss)	(0.01)		0.01	0.08	0.07	0.06 [1]	0.18 [1]	0.87		0.41	(1.21)	0.41	1.30 [1]	0.621
Net realized and unrealized gain (loss) on investments	1.32		0.60	(2.78)	2.35	(0.89)	0.99	0.44		0.22	(1.46)	2.05	(2.10)	0.58
Total from investment operations	1.31		0.61	(2.70)	2.42	(0.83)	1.17	1.31		0.63	(2.67)	2.46	(0.80)	1.20
Less Distributions From:
Net investment income	(0.03)		(0.02)	(0.07)	(0.06)	(0.19)	(0.19)	(0.05)		(0.04)	(0.13)	(0.13)	(0.26)	(0.22)
Capital gains	–		–	(3.56)	(0.52)	(0.68)	(0.37)	–		–	(3.56)	(0.52)	(0.68)	(0.37)
Total distributions	(0.03)		(0.02)	(3.63)	(0.58)	(0.87)	(0.56)	(0.05)		(0.04)	(3.69)	(0.65)	(0.94)	(0.59)
Net increase (decrease) in net asset value	1.28		0.59	(6.33)	1.84	(1.70)	0.61	1.26		0.59	(6.36)	1.81	(1.74)	0.61
Net Asset Value at end of period	$9.21		$7.93	$7.34	$13.67	$11.83	$13.53	$9.13		$7.87	$7.28	$13.64	$11.83	$13.57
Total Return (%)[2]	16.48	[3]	8.34	(26.52)	20.48	(6.78)	9.85	16.65	[3]	8.68	(26.39)	20.83	(6.58)	10.10
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,974		$11,104	$10,896	$16,375	$14,602	$17,209	$601		$645	$666	$888	$823	$1,310
Ratios of expenses to average net assets (%)	1.60	[4]	1.61	1.61	1.61	1.60	1.60	1.36	[4]	1.36	1.36	1.36	1.36	1.35
Ratio of net investment income to average net assets (%)	0.10	[4]	0.31	0.30	0.53	0.50	1.42	0.32	[4]	0.57	0.55	0.79	0.73	1.67
Portfolio turnover (%)[5]	9	[3]	22	31	120	34	37	9	[3]	22	31	120	34	37

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2024

Notes to the Financial Statements (unaudited)

1. ORGANIZATION

Madison Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. As of the date of this report, the Trust offers the following funds (individually, a “Fund,” collectively, the “Funds”), with the share classes listed:

Fund	Share Class(es) Offered[1]
Conservative Allocation[1]	Class A, Class C
Moderate Allocation[1]	Class A, Class C
Aggressive Allocation[1]	Class A, Class C
Diversified Income[1]	Class A, Class C
Tax-Free Virginia	Class Y
Tax-Free National	Class Y
High Quality Bond	Class Y, Class I
Core Bond	Class A, Class Y, Class I, Class R6
Covered Call & Equity Income	Class A, Class C, Class Y, Class I, Class R6
Dividend Income	Class A, Class Y, Class I, Class R6
Investors	Class A, Class Y, Class I, Class R6
Sustainable Equity	Class Y, Class I
Mid Cap	Class A, Class Y, Class I, Class R6
Small Cap	Class A, Class Y, Class I, Class R6
International Stock	Class A, Class Y

[1]	The Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Income Funds are collectively referred to herein as the “Allocation Funds”.

Each Class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each Class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses; is subject to its own sales charge, if any; and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that Class or other Class-specific matters.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”) the Funds’ investment adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the last available bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair market value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time a fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Recently Issued Accounting Pronouncements:

In June 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Trust expects the ASU will not have a material impact on the Funds’ financial statements.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the Fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Share Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each fund, except the Tax-Free Virginia and Tax-Free National Funds, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments. The International Stock Fund had net realized gains of $430 related to foreign currency transactions.

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund, except the Tax-Free Virginia and Tax-Free National Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the period ended April 30, 2024, none of the Funds had forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, a fund will be required to place cash or other liquid assets in a segregated account with a fund’s custodian in an amount equal to the value of a fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of a fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At April 30, 2024, there were no illiquid securities held in the Funds.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, a fund may segregate cash or other liquid securities, of any type or maturity, equal in value to a fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2024, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3. Fair Value Measurements

Each fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2024, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

The following is a summary of the inputs used as of April 30, 2024, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

				Value at
Fund[1]	Level 1	Level 2	Level 3	4/30/24
Conservative Allocation
Exchange Traded Funds	$22,741,139	$–	$–	$22,741,139
Investment Companies	18,497,547	–	–	18,497,547
Short-Term Investments	3,189,249	–	–	3,189,249
	44,427,935	–	–	44,427,935
Moderate Allocation
Exchange Traded Funds	51,753,962	–	–	51,753,962
Investment Companies	37,101,206			37,101,206
Short-Term Investments	11,983,883	–	–	11,983,883
	100,839,051	–	–	100,839,051
Aggressive Allocation		–	–
Exchange Traded Funds	33,700,449			33,700,449
Investment Companies	18,106,785	–	–	18,106,785
Short-Term Investments	4,301,035			4,301,035
	56,108,269	–	–	56,108,269
Diversified Income
Asset Backed Securities	–	17,718	–	17,718
Collateralized Mortgage Obligations	–	797	–	797
Mortgage Backed Securities	–	11,115	–	11,115
Exchange Traded Funds	137,138,297	–		137,138,297
Short-Term Investments	2,758,813	–	–	2,758,813
	139,897,110	29,630	–	139,926,740
Tax-Free Virginia
Municipal Bonds	–	16,516,353	–	16,516,353
			–
Tax-Free National			–
Municipal Bonds	–	17,406,116	–	17,406,116

High Quality Bond			–
Corporate Notes and Bonds	–	21,314,344		21,314,344
Foreign Corporate Bonds	–	953,015		953,015
U.S. Government and Agency Obligations	–	37,717,589	–	37,717,589
Short-Term Investments	2,154,814	–	–	2,154,814
	2,154,814	59,984,948		62,139,762
Core Bond			–
Asset Backed Securities	–	9,865,519		9,865,519
Collateralized Mortgage Obligations	–	8,041,854	–	8,041,854
Commercial Mortgage-Backed Securities	–	5,100,406		5,100,406
Corporate Notes and Bonds	–	45,708,383	–	45,708,383
Foreign Corporate Bonds	–	5,464,905	–	5,464,905
Mortgage Backed Securities	–	58,857,821	–	58,857,821
U.S. Government and Agency Obligations	–	39,410,695	–	39,410,695
Short-Term Investments	2,455,081	–	–	2,455,081
	2,455,081	172,449,583		174,904,664

Covered Call & Equity Income
Assets:
Common Stocks	179,149,028	–	–	179,149,028
Short-Term Investments	78,801,259			78,801,259
	257,950,287	–	–	257,950,287
Liabilities:
Options Written	(3,082,163)	–	–	(3,082,163)

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

				Value at
Fund[1]	Level 1	Level 2	Level 3	4/30/24
Dividend Income
Common Stocks	157,761,505	–	–	157,761,505
Short-Term Investments	$1,091,862	$–	$–	$1,091,862
	158,853,367	–	–	158,853,367

Investors
Common Stocks	396,530,494	–	–	396,530,494
Short-Term Investments	10,830,714	–	–	10,830,714
	407,361,208	–	–	407,361,208

Sustainable Equity
Common Stocks	9,303,448	–	–	9,303,448
Exchange Traded Funds	183,724	–	–	183,724
Short-Term Investments	242,712	–	–	242,712
	9,729,884	–	–	9,729,884

Mid Cap
Common Stocks	1,179,032,576	–	–	1,179,032,576
Short-Term Investments	167,339,218	–	–	167,339,218
	1,346,371,794	–	–	1,346,371,794

Small Cap
Common Stocks	167,518,913	–	–	167,518,913
Short-Term Investments	14,424,896	–	–	14,424,896
	181,943,809	–	–	181,943,809

International Stock
Common Stocks
Australia	–	175,635	–	175,635
Brazil	–	176,303	–	176,303
Canada	–	653,642	–	653,642
China	–	764,185	–	764,185
Denmark	–	134,117	–	134,117
France	–	1,038,774	–	1,038,774
Germany	–	1,509,577	–	1,509,577
Hong Kong	–	250,378	–	250,378
India	–	955,489	–	955,489
Ireland	–	239,688	–	239,688
Israel	–	222,024	–	222,024
Italy	–	144,248	–	144,248
Japan	–	2,233,853	–	2,233,853
Mexico	–	724,854	–	724,854
Netherlands	–	593,565	–	593,565
Norway	–	180,682	–	180,682
Switzerland	–	803,224	–	803,224
Taiwan	–	236,225	–	236,225
United Kingdom	–	1,096,686	–	1,096,686
Exchange Traded Funds	–	159,447	–	159,447
Short-Term Investments	230,641	–	–	230,641
	12,523,237	–	–	12,523,237

[1]	See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

4. Derivatives

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations. As of April 30, 2024 the Covered Call & Equity Income Fund has not offset any of the positions and the positions are presented gross on the Statements of Assets and Liabilities.

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

The following table presents the types of derivatives in the Fund by location and as presented on the Statements of Assets and Liabilities as of April 30, 2024.

	Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options purchased	$–	Options written	$(3,082,163)

The following table presents the effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024.

			Realized Gain	Change in Unrealized Appreciation
Fund	Underlying Risk	Statement of Operations	(Loss) on Derivatives	(Depreciation) on Derivatives
Covered Call & Equity Income	Equity	Option Purchased	$(3,591,870)	$–
	Equity	Option Written	5,990,243	(539,360)
Total			$2,398,373	$(539,360)

The average volume (based on the open positions at each month-end) of derivative activity during the period ended April 30, 2024.

	Options Purchased Contracts(1)	Options Written Contracts(1)
Covered Call & Equity Income	105	(11,593)
(1) Number of Contracts

There is no impact on the financial statement of the other funds as they did not hold derivative investments during the period ended April 30, 2024

5. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the Funds, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee , which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows as of April 30, 2024:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.20%	Covered Call & Equity Income	0.85%
Moderate Allocation	0.20%	Dividend Income[1]	0.70%
Aggressive Allocation	0.20%	Investors[1]	0.70%
Diversified Income[1]	0.20%	Sustainable Equity[1]	0.70%
Tax-Free Virginia	0.50%	Mid Cap[1]	0.75%
Tax-Free National	0.40%	Small Cap[1]	0.89%
High Quality Bond	0.30%	International Stock[1]	1.05%
Core Bond[1]	0.39%

[1]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

Administrative Services Agreement. In addition to the management fee, the Investment Adviser is entitled to receive an administrative services fee from each fund pursuant to the terms of a separate Administrative Services Agreement. Under this fee agreement, the Investment Adviser provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund.

During the period April 30, 2024, the Funds and their respective share classes were charged the following fees under the Administrative Services Agreement:

Fund	Class A	Class C	Class Y	Class I	Class R6
Conservative Allocation	0.25%	0.25%	N/A	N/A	N/A
Moderate Allocation	0.25%	0.25%	N/A	N/A	N/A
Aggressive Allocation	0.25%	0.25%	N/A	N/A	N/A
Diversified Income	0.20%	0.20%	N/A	N/A	N/A
Tax-Free Virginia	N/A	N/A	0.35%	N/A	N/A
Tax-Free National	N/A	N/A	0.35%	N/A	N/A
High Quality Bond	N/A	N/A	0.19%	0.10%	N/A
Core Bond	0.20%	N/A	0.20%	0.10%	0.02%
Covered Call & Equity Income	0.15%	0.15%	0.15%	0.10%	0.02%
Dividend Income	0.20%	N/A	0.20%	0.10%	0.02%
Investors	0.20%	N/A	0.20%	0.10%	0.02%
Sustainable Equity	N/A	N/A	0.20%	0.10%	N/A
Mid Cap	0.40%	N/A	0.20%	0.10%	0.02%
Small Cap	0.20%	N/A	0.20%	0.10%	0.02%
International Stock	0.30%	N/A	0.30%	N/A	N/A

Expenses that are not included under this fee agreement are paid directly by the Funds. See “Other Expenses”.

The Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of it’s the administrative services fees and/or reimburse each fund’s operating expenses to ensure that each fund’s operating expenses do not exceed the expense limitation listed below. Contractual fee agreements may by modified or terminated at any time or for any reason, but only with fund Board approval. Any fees waived will not be subject to later recoupment by Madison.

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

During the period ended April 30, 2024, the Investment Adviser did not waive Administrative Services fees for any of the Funds.

Shareholder Service and Distribution Plans (Rule 12b-1). The Trust has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the 1940 Act. These plans permit the applicable share classes to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below:

Shareholder Service Fees (Class A and C shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A and C shares of each of the Funds. Under the terms of these plans, each fund pays MFD Distributor, LLC (“MFD”) a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the Funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Distribution Fees (Class C shares only). A distribution plan has been adopted pursuant to Rule 12b-1 under 1940 Act for Class C shares of each of the Funds. Under the terms of each plan the fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class C shares of that fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling Class C shares) or distribution-related expenses of dealers. This fee increases the cost of investment in the Class C shares of a fund and, over time, may cost more than paying the initial sales charge for Class A shares.

The Shareholder Servicing & Distribution Fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

				Total Shareholder Servicing and
	Shareholder Servicing Fee		Distribution Fee	Distribution Fees (Rule 12b-1)
Fund	Class A	Class C	Class C	Class A	Class C
Conservative Allocation	0.25%	0.25%	0.75%	0.25%	1.00%
Moderate Allocation	0.25%	0.25%	0.75%	0.25%	1.00%
Aggressive Allocation	0.25%	0.25%	0.75%	0.25%	1.00%
Diversified Income	0.25%	0.25%	0.75%	0.25%	1.00%
Tax-Free Virginia	N/A	N/A	N/A	N/A	N/A
Tax-Free National	N/A	N/A	N/A	N/A	N/A
High Quality Bond	N/A	N/A	N/A	N/A	N/A
Core Bond	0.25%	N/A	N/A	0.25%	N/A
Covered Call & Equity Income	0.25%	0.25%	0.75%	0.25%	1.00%
Dividend Income	0.25%	N/A	N/A	0.25%	N/A
Investors	0.25%	N/A	N/A	0.25%	N/A
Sustainable Equity	N/A	N/A	N/A	N/A	N/A
Mid Cap	0.25%	N/A	N/A	0.25%	N/A
Small Cap	0.25%	N/A	N/A	0.25%	N/A
International Stock	0.25%	N/A	N/A	0.25%	N/A

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. For the period ended April 30, 2024, no fees were waived.

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deducted from the proceeds of sales of fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay financial advisors who sell fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained for the period ended April 30, 2024, were as follows:

	Amount Collected		Amount Retained
Fund	Class A	Class C	Class A	Class C
Conservative Allocation	$7,230	$–	$956	$–
Moderate Allocation	19,234	7	2,555	7
Aggressive Allocation	19,486	–	2,522	–
Diversified Income	16,246	–	2,153	–
Core Bond	1,817	N/A	244	N/A
Covered Call & Equity Income	98,817	126	11,924	126
Dividend Income	9,673	N/A	1,267	N/A
Investors	22,402	N/A	2,821	N/A
Mid Cap	198,384	N/A	23,288	N/A
Small Cap	1,707	N/A	187	N/A
International Stock	1,848	N/A	233	N/A

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

Other Expenses: The Funds are responsible for paying: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, if any, (iii) acquired fund fees, if any, (iv) any extraordinary or nonrecurring expenses (such as overdraft fees or expenses relating to any temporary line of credit the Funds maintain for emergency or extraordinary purposes), and (v) Independent Trustee compensation, including Lead Independent Trustee compensation.

Officers and Trustees: Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated from the Funds.

6. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, Tax-Free Virginia, Tax-Free National, Core Bond and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Bond, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Investors, Sustainable Equity, Mid Cap, Small Cap and International Stock Funds declare and reinvest dividends, if any, annually.

The Funds distribute net realized gains from investment transactions, if any, to shareholders annually. Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

7. SECURITIES TRANSACTIONS

For the period ended April 30, 2024, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$8,505,922	$(12,179,811)
Moderate Allocation	–	–	22,269,328	(30,117,398)
Aggressive Allocation	–	–	15,782,139	(18,639,127)
Diversified Income	–	–	6,594,725	(13,962,218)
Tax-Free Virginia	–	–	477,665	(806,868)
Tax-Free National	–	–	479,023	(455,207)
High Quality Bond	12,376,522	(9,016,745)	3,915,697	(1,959,540)
Core Bond	14,049,729	(13,449,706)	12,352,853	(21,061,404)
Covered Call & Equity Income	–	–	105,401,060	(120,447,597)
Dividend Income	–	–	38,444,249	(87,927,911)
Investors	–	–	33,044,320	(19,975,395)
Sustainable Equity	–	–	2,339,814	(2,123,413)
Mid Cap	–	–	403,966,847	(133,833,545)
Small Cap	–	–	37,174,390	(59,866,443)
International Stock	–	–	1,084,386	(2,160,240)

8. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) “naked” or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.

9. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund and Covered Call & Equity Fund may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

Futures Contracts. The Core Bond Fund and Covered Call & Equity Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, US government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

During the period ended April 30, 2024, the Fund did not enter into any futures contracts.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Core Bond Fund and Covered Call & Equity Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds’ assets. By writing a call option, the Funds become obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intend to purchase. However, the Funds become obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

During the period ended April 30, 2024, the Funds did not enter into any options on futures contracts.

10. FOREIGN SECURITIES

Each fund, other than the Tax-Free Virginia and Tax-Free National Funds may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the US or whose principal operations are outside the US, or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the US; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities.

Certain of the Funds have reclaims receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

11. SECURITIES LENDING

The Board of Trustees has authorized the Funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S.government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The Funds do not have a master netting agreement.

As of April 30, 2024, the aggregate fair value of securities on loan for the Madison fund family was $19,142,351. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S.treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$868,914	$896,732	$—
Moderate Allocation	6,604,074	6,799,100	53,933
Aggressive Allocation	2,577,561	2,040,310	6,24,676
Diversified Income	1,185,954	1,220,175	—
High Quality Bond	1,834,899	1,872,843	—
Core Bond	778,882	795,165	—
Investors	2,154,222	2,298,626	—
Mid Cap	860,917	918,627	—
Small Cap	2,276,928	2,372,991	—

*	Collateral Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2024
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Conservative Allocation
Government Money Market	$896,732	$–	$–	$–	$896,732
Total Borrowings	$896,732	$–	$–	$–	$896,732
Gross amount of recognized liabilities for securities lending transactions					$896,732
Moderate Allocation
Government Money Market	$6,799,100	$–	$–	$–	$6,799,100
Total Borrowings	$6,799,100	$–	$–	$–	$6,799,100
Gross amount of recognized liabilities for securities lending transactions					$6,799,100
Aggressive Allocation
Government Money Market	$20,40,310	$–	$–	$–	$20,40,310
Total Borrowings	$20,40,310	$–	$–	$–	$20,40,310
Gross amount of recognized liabilities for securities lending transactions					$20,40,310
Diversified Income
Government Money Market	$1,220,175	$–	$–	$–	$1,220,175
Total Borrowings	$1,220,175	$–	$–	$–	$1,220,175
Gross amount of recognized liabilities for securities lending transactions					$1,220,175
High Quality Bond
Government Money Market	$1,872,843	$–	$–	$–	$1,872,843
Total Borrowings	$1,872,843	$–	$–	$–	$1,872,843
Gross amount of recognized liabilities for securities lending transactions					$1,872,843
Core Bond
Government Money Market	$795,165	$–	$–	$–	$795,165
Total Borrowings	$795,165	$–	$–	$–	$795,165
Gross amount of recognized liabilities for securities lending transactions					$795,165
Investor
Government Money Market	$2,298,626	$–	$–	$–	$2,298,626
Total Borrowings	$2,298,626	$–	$–	$–	$2,298,626
Gross amount of recognized liabilities for securities lending transactions					$2,298,626
Mid Cap
Government Money Market	$918,627	$–	$–	$–	$918,627
Total Borrowings	$918,627	$–	$–	$–	$918,627
Gross amount of recognized liabilities for securities lending transactions					$918,627
Small Cap
Government Money Market	$2,372,991	$–	$–	$–	$2,372,991
Total Borrowings	$2,372,991	$–	$–	$–	$2,372,991
Gross amount of recognized liabilities for securities lending transactions					$2,372,991

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

12. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2024. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2020 through October 31, 2023.

For federal income tax purposes, the Funds listed below have capital loss carryovers as of October 31, 2024, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
Conservative Allocation	$(2,680,113)	$(235,248)
Moderate Allocation	(1,864,459)	–
Aggressive Allocation	(737,367)	–
Tax-Free Virginia	(62,710)	(57,610)
Tax-Free National	–	(23,159)
High Quality Bond	(318,129)	(4,073,359)
Core Bond	(800,665)	(8,499,121)
Dividend Income	(604,799)	–
Sustainable Equity	(295,865)	(470,121)
International Stock	(23,167)	(1,055,243)

The loss carryovers for Core Bond Fund and Dividend Income Fund include losses from prior-year mergers. The utilization of these inherited losses are subject to an annual limitation.

At April 30, 2024, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$1,492,879	$(3,111,274)	$(1,618,395)
Moderate Allocation	6,581,993	(3,392,300)	3,189,693
Aggressive Allocation	5,436,053	(978,483)	4,457,570
Diversified Income	940,149	(1,996,129)	(1,055,980)
Tax-Free Virginia	24,294	(775,114)	(750,820)
Tax-Free National	85,882	(527,944)	(442,062)
High Quality Bond	17,429	(3,491,654)	(3,474,225)
Core Bond	242,721	(17,367,136)	(17,124,415)
Covered Call & Equity Income	3,518,864	(24,806,386)	(21,287,522)
Dividend Income	29,181,145	(2,939,971)	26,241,174
Investors	176,954,307	(5,020,444)	171,933,863
Sustainable Equity	1,566,275	(128,474)	1,437,801
Mid Cap	388,949,306	(12,570,792)	376,378,514
Small Cap	43,500,048	(4,143,484)	39,356,564
International Stock	2,049,024	(2,061,295)	(12,271)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

Madison Funds | April 30, 2024

Notes to the Financial Statements - continued

13. CERTAIN RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the US dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

Investing in foreign securities involves certain risks not necessarily found in US markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Slowing global economic growth, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks”. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes

Madison Funds | April 30, 2024

Notes to the Financial Statements - Concluded

the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

14. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Issuers”). A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2024 follows:

					Change in
	Beginning			Realized	Unrealized
	value as of	Gross	Gross	Gain	Appreciation	Value at		Dividend	Distributions
Fund/Underlying Fund	10/31/2023	Additions	Sales	(Loss)	(depreciation)	4/30/2024	Shares	Income	Received [1]
Conservative Allocation Fund
Madison Core Bond Fund Class R6	$12,818,364	$–	$–	$–	$445,723	$13,264,087	1,536,974	$244,999	$–
Madison Dividend Income Fund Class R6	465,139	–	(479,370)	(11,486)	25,717	–	–	1,643	8,817
Madison Investors Fund Class R6	3,880,477	704,586	(626,703)	(17,319)	435,433	4,376,474	155,525	24,200	300,202

Totals	$17,163,980	$704,586	$(1,106,073)	$(28,805)	$906,873	$17,640,561		$270,842	$309,019

Moderate Allocation Fund
Madison Core Bond Fund Class R6	$17,141,675	$1,075,000	$–	$–	$559,239	$18,775,914	2,175,656	$340,414	$–
Madison Dividend Income Fund Class R6	1,407,817	–	(1,455,343)	(101,809)	149,335	-	-	6,813	36,567
Madison Investors Fund Class R6	11,874,011	2,801,829	(651,827)	(18,291)	1,307,692	15,313,414	544,187	74,737	927,093

Totals	$30,423,503	$3,876,829	$(2,107,170)	$(120,100)	$2,016,266	$34,089,328		$421,964	$963,660

Aggressive Allocation Fund
Madison Core Bond Fund Class R6	$4,342,449	$925,000	$–	$–	$121,823	$5,389,272	624,481	$91,248	$–
Madison Dividend Income Fund Class R6	1,012,479	–	(1,049,243)	23,229	13,535	–	–	5,685	30,516
Madison Investors Fund Class R6	8,252,922	1,953,496	(676,900)	(17,390)	912,984	10,425,112	370,473	50,616	627,879

Totals	$13,607,850	$2,878,496	$(1,726,143)	$5,839	$1,048,342	$15,814,384		$147,549	$658,395

Diversified Income Fund
Madison Aggregate Bond ETF	$21,300,950	$–	$–	$–	$505,780	$21,806,730	1,100,000	$563,926	$–
Madison Covered Call ETF	35,705,862	–	(1,047,617)	26,742	(282,927)	34,402,060	1,780,000	2,598,145	367,775
Madison Dividend Value ETF	27,304,650	–	(3,435,660)	(50,902)	2,652,232	26,470,320	1,325,000	362,387	–
Madison Short Term Strategic	26,909,375	–	–	–	536,144	27,445,519	1,362,500	742,173	–

Totals	$111,220,837	$–	$(4,483,277)	$(24,160)	$3,411,229	$110,124,629		$4,266,631	$367,775

[1]	Distributions received include distributions from capital gains from the Underlying Funds.

15. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

Madison Funds | April 30, 2024

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As shareholders of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30, 2024. Expenses paid during the period in the tables below are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Class A
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Conservative Allocation*	$1,000	$1,082.60	0.70%	$3.62
Moderate Allocation*	1,000	1,108.90	0.70%	3.67
Aggressive Allocation*	1,000	1,129.20	0.70%	3.71
Diversified Income*	1,000	1,069.90	0.65%	3.35
Core Bond	1,000	1,052.00	0.85%	4.34
Covered Call & Equity Income	1,000	1,058.00	1.26%	6.45
Dividend Income	1,000	1,086.80	1.16%	6.02
Investors	1,000	1,191.70	1.15%	6.27
Mid Cap	1,000	1,168.70	1.37%	7.39
Small Cap	1,000	1,243.20	1.35%	7.53
International Stock	1,000	1,164.80	1.60%	8.61

	Class C
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Conservative Allocation*	$1,000	$1,079.40	1.46%	$7.55
Moderate Allocation*	1,000	1,104.90	1.45%	7.59
Aggressive Allocation*	1,000	1,124.70	1.46%	7.71
Diversified Income*	1,000	1,065.90	1.40%	7.19
Covered Call & Equity Income	1,000	1,053.30	2.01%	10.26

	Class Y
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Tax-Free Virginia	$1,000	$1,051.20	0.86%	$4.39
Tax-Free National	1,000	1,051.80	0.76%	3.88
High Quality Bond	1,000	1,028.50	0.50%	2.52
Core Bond	1,000	1,053.60	0.60%	3.06
Covered Call & Equity Income	1,000	1,059.20	1.01%	5.17
Dividend Income	1,000	1,088.10	0.91%	4.72
Investors	1,000	1,193.20	0.91%	4.96
Sustainable Equity	1,000	1,182.30	0.91%	4.94
Mid Cap	1,000	1,171.90	0.92%	4.97
Small Cap	1,000	1,244.70	1.10%	6.14
International Stock	1,000	1,166.50	1.36%	7.33

Madison Funds | April 30, 2024

Other Information (unaudited) - continued

FUND EXPENSES PAID BY SHAREHOLDERS – (continued)

	Class I
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
High Quality Bond	$1,000	$1,029.80	0.41%	$2.07
Core Bond	1,000	1,054.40	0.50%	2.55
Covered Call & Equity Income	1,000	1,058.20	0.96%	4.91
Dividend Income	1,000	1,088.70	0.81%	4.21
Investors	1,000	1,193.40	0.81%	4.42
Sustainable Equity	1,000	1,182.10	0.81%	4.39
Mid Cap	1,000	1,172.50	0.82%	4.43
Small Cap	1,000	1,246.70	1.00%	5.59

	Class R6
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Core Bond	$1,000	$1,053.60	0.42%	$2.14
Covered Call & Equity Income	1,000	1,059.30	0.88%	4.51
Dividend Income	1,000	1,089.10	0.73%	3.79
Investors	1,000	1,194.30	0.73%	3.98
Mid Cap	1,000	1,172.20	0.74%	4.00
Small Cap	1,000	1,246.20	0.92%	5.14

*	The annual expense ratio does not include the expenses of the underlying funds.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the Funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Class A
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Conservative Allocation *	$1,000	$1,021.38	0.70%	$3.52
Moderate Allocation *	1,000	1,021.38	0.70%	3.52
Aggressive Allocation *	1,000	1,021.38	0.70%	3.52
Diversified Income *	1,000	1,021.63	0.65%	3.27
Core Bond	1,000	1,020.64	0.85%	4.27
Covered Call & Equity Income	1,000	1,018.60	1.26%	6.32
Dividend Income	1,000	1,019.10	1.16%	5.82
Investors	1,000	1,019.14	1.15%	5.77
Mid Cap	1,000	1,018.05	1.37%	6.87
Small Cap	1,000	1,018.15	1.35%	6.77
International Stock	1,000	1,016.91	1.60%	8.02

	Class C
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Conservative Allocation*	$1,000	$1,017.60	1.46%	$7.32
Moderate Allocation*	1,000	1,017.65	1.45%	7.27
Aggressive Allocation*	1,000	1,017.60	1.46%	7.32
Diversified Income*	1,000	1,017.90	1.40%	7.02
Covered Call & Equity Income	1,000	1,014.87	2.01%	10.07

Madison Funds | April 30, 2024

Other Information (unaudited) - continued

FUND EXPENSES PAID BY SHAREHOLDERS – (continued)

	Class Y
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Tax-Free Virginia	$1,000	$1,020.59	0.86%	$4.32
Tax-Free National	1,000	1,021.08	0.76%	3.82
High Quality Bond	1,000	1,022.38	0.50%	2.51
Core Bond	1,000	1,021.88	0.60%	3.02
Covered Call & Equity Income	1,000	1,019.84	1.01%	5.07
Dividend Income	1,000	1,020.34	0.91%	4.57
Investors	1,000	1,020.34	0.91%	4.57
Sustainable Equity	1,000	1,020.34	0.91%	4.57
Mid Cap	1,000	1,020.29	0.92%	4.62
Small Cap	1,000	1,019.39	1.10%	5.52
International Stock	1,000	1,018.10	1.36%	6.82

	Class I
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
High Quality Bond	$1,000	$1,022.82	0.41%	$2.06
Core Bond	1,000	1,022.38	0.50%	2.51
Covered Call & Equity Income	1,000	1,020.09	0.96%	4.82
Dividend Income	1,000	1,020.84	0.81%	4.07
Investors	1,000	1,020.84	0.81%	4.07
Sustainable Equity	1,000	1,020.84	0.81%	4.07
Mid Cap	1,000	1,020.79	0.82%	4.12
Small Cap	1,000	1,019.89	1.00%	5.02

	Class R6
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Core Bond	$1,000	$1,022.77	0.42%	$2.11
Covered Call & Equity Income	1,000	1,020.49	0.88%	4.42
Dividend Income	1,000	1,021.23	0.73%	3.67
Investors	1,000	1,021.23	0.73%	3.67
Mid Cap	1,000	1,021.18	0.74%	3.72
Small Cap	1,000	1,020.29	0.92%	4.62

*	The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Madison Funds | April 30, 2024

Other Information (unaudited) - continued

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. Form NPORT-EX is available upon request to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form NPORT-EX may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders on the Funds’ website at www. madisonfunds.com or upon request by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. The proxy voting records for the Funds for the most recent twelve month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

PROXY VOTING RESULTS

At the special meeting of shareholders held November 30, 2023, shareholders of each Fund, except the Madison Covered Call and Equity Income Fund, approved a new investment advisory agreement between the Trust, on behalf of their Fund, which took effect on December 1, 2023. The voting results are described in the table below.

Fund	Outstanding Shares (O/S) Voted	% O/S	% Voted
Conservative Allocation Fund
For:	2,160,396.58	43.695%	74.860%
Against/Withhold:	128,292.67	2.595%	4.445%
Abstain:	215,909.20	4.367%	7.482%
BNV*:	381,302.00	7.712%	13.213%
Moderate Allocation Fund
For:	4,468,254.06	46.922%	84.893%
Against/Withhold:	393,666.91	4.134%	7.479%
Abstain:	101,260.31	1.063%	1.924%
BNV*:	300,201.00	3.152%	5.704%
Aggressive Allocation Fund
For:	2,684,031.09	52.688%	82.138%
Against/Withhold:	193,707.40	3.802%	5.928%
Abstain:	112,660.69	2.212%	3.448%
BNV*:	277,312.00	5.444%	8.486%
Diversified Income Fund
For:	4,506,350.51	43.380%	75.087%
Against/Withhold:	155,401.35	1.496%	2.589%
Abstain:	165,461.23	1.593%	2.757%
BNV*:	1,174,277.00	11.304%	19.566%
Tax-Free Virginia Fund
For:	1,011,770.84	62.272%	87.273%
Against/Withhold:	33,044.56	2.034%	2.850%
Abstain:	20,413.21	1.256%	1.761%
BNV*:	94,083.00	5.791%	8.115%
Tax-Free National Fund
For:	1,060,468.45	59.506%	89.936%
Against/Withhold:	34,187.54	1.918%	2.899%
Abstain:	47,098.32	2.643%	3.994%
BNV*:	37,385.00	2.098%	3.171%
High Quality Bond Fund
For:	3,420,861.44	63.199%	74.571%
Against/Withhold:	13,588.00	0.251%	0.296%
Abstain:	37,131.00	0.686%	0.809%
BNV*:	1,115,782.00	20.614%	24.323%
Core Bond Fund
For:	16,607,522.23	75.968%	84.684%
Against/Withhold:	117,843.75	0.539%	0.601%
Abstain:	32,732.24	0.150%	0.167%
BNV*:	2,853,107.00	13.051%	14.548%
Dividend Income Fund
For:	3,554,050.73	43.911%	69.562%
Against/Withhold:	114,266.12	1.412%	2.236%
Abstain:	161,180.48	1.991%	3.155%
BNV*:	1,279,710.00	15.811%	25.047%

Madison Funds | April 30, 2024

Other Information (unaudited) - continued

Fund	Outstanding Shares (O/S) Voted	% O/S	% Voted
Investors Fund
For:	8,598,998.35	63.785%	82.629%
Against/Withhold:	106,200.74	0.788%	1.020%
Abstain:	169,069.73	1.254%	1.625%
BNV*:	1,532,519.00	11.368%	14.726%
Sustainable Equity Fund
For:	943,593.28	99.087%	100.000%
Against/Withhold:	–	0.000%	0.000%
Abstain:	–	0.000%	0.000%
BNV*:	–	0.000%	0.000%
Mid Cap Fund
For:	37,633,780.51	63.855%	78.405%
Against/Withhold:	279,341.54	0.474%	0.582%
Abstain:	519,805.38	0.882%	1.083%
BNV*:	9,566,498.00	16.232%	19.930%
Small Cap Fund
For:	8,966,612.89	48.483%	77.466%
Against/Withhold:	95,275.81	0.515%	0.823%
Abstain:	236,180.63	1.277%	2.040%
BNV*:	2,276,818.00	12.311%	19.670%
International Stock Fund
For:	786,466.68	51.861%	84.098%
Against/Withhold:	50,892.16	3.356%	5.442%
Abstain:	23,168.59	1.528%	2.477%
BNV*:	74,647.00	4.922%	7.982%

At the special meeting of shareholders held January 29, 2024, shareholders of the Madison Covered Call and Equity Income Fund approved a new investment advisory agreement between the Trust, on behalf of the fund. The voting results are described in the table below.

Fund	Outstanding Shares (O/S) Voted	% O/S	% Voted
Covered Call & Equity Income Fund
For:	11,875,871.00	47.477%	68.465%
Against/Withhold:	293,537.05	1.174%	1.692%
Abstain:	554,923.00	2.218%	3.199%
BNV*:	4,621,827.05	18.476%	26.643%

At the special meeting of shareholders held on November 30, 2023, shareholders of the Funds voting as a single group, approved the appointment of Jill Friedow as an Interested Trustee to the Board of Trustees, to serve until her successor shall have been elected and qualified. The voting results are described in the table below.

Fund	Outstanding Shares (O/S) Voted	% O/S	% Voted
Madison Funds ("Trust")
For:	132,603,978.24	70.867%	96.671%
Withhold:	4,565,750.62	2.440%	3.329%

*	Broker Non-Votes (“BNV”): For purposes of determining the presence of a quorum for a proposal, abstentions and broker “non-votes” were counted as shares present. Broker “non-votes” occur when a nominee holding shares for a beneficial owner does not vote on a proposal because the nominee does not have discretionary voting powers with respect to that proposal and has not received instructions from the beneficial owner. Abstentions and broker non-votes had the effect of an “against” vote on approval of new advisory agreement since such shares are not voted in favor of this Proposal. Abstentions and broker non-votes had no effect on the vote on approval of election of Jill Friedow as an Interested Trustee.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the “Management’s Discussion of Fund Performance” are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings. There have been no changes to the Trust's procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Code of ethics - See Item 2.

(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(3) Not applicable.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Steve J. Fredricks

Steve J. Fredricks, Chief Legal Officer & Chief Compliance Officer

Date:	June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan
Patrick F. Ryan, Principal Executive Officer

Date:	June 27, 2024

/s/ Greg D. Hoppe

Greg D. Hoppe, Principal Financial Officer & Principal Accounting Officer

Date:	June 27, 2024